As filed with the Securities and Exchange Commission on February 5, 2021
Securities Act File No. 333-
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.
(Check appropriate box or boxes)
VALIC COMPANY I
(Exact Name of Registrant as Specified in the Charter)
2919 Allen Parkway
Houston, Texas 77019
(Address of Principal Executive Offices)
Telephone Number: (800) 445-7862
(Area Code and Telephone Number)
Kathleen D. Fuentes, Esq.
SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311-4992
(Name and Address of Agent for Service)
Copies to:
Margery K. Neale, Esq.
Elliot J. Gluck, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of securities being registered: Shares of common stock, par value $0.01 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.
It is proposed that this filing will become effective March 8, 2021, pursuant to Rule 488 under the Securities Act of 1933.

VALIC COMPANY II
Small Cap Value Fund
Capital Appreciation Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
International Opportunities Fund
High Yield Bond Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
[•], 2021
Dear Shareholder:
You are receiving the enclosed Combined Prospectus/Proxy Statement because you owned interests in the Small Cap Value Fund, the Capital Appreciation Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the International Opportunities Fund, the High Yield Bond Fund, the Mid Cap Value Fund and/or the U.S. Socially Responsible Fund, each a series of VALIC Company II (“VC II”) (each, a “Target Fund” and collectively, the “Target Funds”), as of the close of business on February 26, 2021. If you are an owner of a variable annuity or variable life insurance contract or certificate issued by The Variable Annuity Life Insurance Company (“VALIC”) or other affiliated life insurance company, you have the right to instruct VALIC or such affiliated life insurance company how to vote shares of your Target Fund at a joint special meeting of shareholders to be held on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time (the “Special Meeting”). Shareholders of Target Funds who invest through a qualified retirement plan or an individual retirement account may have the right to vote or give voting instructions depending on the terms of the plan or individual retirement account custodial or other agreement. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link.
We are asking for your vote to approve a proposed reorganization of your Target Fund into a corresponding mutual fund advised by VALIC, each a newly created series of VALIC Company I (“VC I”), as set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). In this reorganization, your Target Fund shares would be exchanged for the shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will be effected on a tax-free basis for federal income tax purposes.
Target Funds (each a series of VC II)	Acquiring Funds (each a series of VC I)
Small Cap Value Fund	Small Cap Value Fund
Capital Appreciation Fund	Capital Appreciation Fund
Aggressive Growth Lifestyle Fund	Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund	Conservative Growth Lifestyle Fund
International Opportunities Fund	International Opportunities Fund
High Yield Bond Fund	High Yield Bond Fund
Mid Cap Value Fund	Mid Cap Value Fund
U.S. Socially Responsible Fund	U.S. Socially Responsible Fund
The reorganization of each Target Fund is being proposed because VALIC, the investment adviser to each Target Fund and each Acquiring Fund, believes that shareholders of each fund will benefit from the potential operating and administrative efficiencies of consolidating the funds under the same corporate entity.
At a meeting of the Board of Directors of VC I and the Board of Trustees of VC II (the “Boards” and each, a “Board”) held on January 25-26, 2021, VALIC recommended that the Board consider and approve each proposed reorganization. The Board of VC II has determined that the proposed reorganization of each relevant Target Fund with its corresponding Acquiring Fund is in the best interests of the Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the reorganization, and the Board of VC I has determined that each proposed reorganization is in the best interests of the relevant Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of each reorganization (noting that each Acquiring Fund has been newly created and has no existing shareholders). If a reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the second quarter of 2021. Shareholder approval of one reorganization is not contingent upon shareholder approval of any other reorganization. Included in this booklet is information about the upcoming Special Meeting:
•	A Notice of a Joint Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and
•
The Combined Prospectus/Proxy Statement, which provides detailed information on the applicable Acquiring Fund, the specific proposal relating to your Target Fund being considered at the Special Meeting, and why the proposal is being made.

The Board of VC II recommends that you vote “FOR” the proposal.
VALIC has also attached a “Questions and Answers” section to assist you in evaluating the proposal. I encourage you to review the enclosed materials carefully. You may vote in one of the following ways:
•	By calling us toll-free at the telephone number listed on the enclosed proxy card or voting instruction card;
•	By Internet at the website address listed on the enclosed proxy card or voting instruction card;
•	By returning the enclosed proxy voting card or voting instruction card in the postage-paid envelope; or
•	By participating at the Special Meeting.
As always, we appreciate your support.
Sincerely,

/s/ John T. Genoy

John T. Genoy
President
Please vote now. Your vote is important.
To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed proxy card or voting instruction card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If you submit a properly executed proxy card or voting instruction card but do not indicate how you wish your shares to be voted, your shares will be voted “For” the applicable reorganization.

QUESTIONS & ANSWERS
We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.
Q:	Why is a shareholder meeting being held?
A:
You are being asked to approve one or more agreements and plans of reorganization (each, a “Reorganization Agreement”) between VALIC Company II (“VC II”), on behalf of the applicable series set out in the following table under the heading “Target Funds” (each, a “Target Fund” and collectively, the “Target Funds”), and VALIC Company I (“VC I” and together with VC II, the “Companies” and each, a “Company”), on behalf of a corresponding series of VC I, set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds” and together with the Target Funds, the “Funds” and each, a “Fund”).

Target Funds (each a series of VC II)	Acquiring Funds (each a series of VC I)
Small Cap Value Fund	Small Cap Value Fund
Capital Appreciation Fund	Capital Appreciation Fund
Aggressive Growth Lifestyle Fund	Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund	Conservative Growth Lifestyle Fund
International Opportunities Fund	International Opportunities Fund
High Yield Bond Fund	High Yield Bond Fund
Mid Cap Value Fund	Mid Cap Value Fund
U.S. Socially Responsible Fund	U.S. Socially Responsible Fund
If the proposed reorganization (“Reorganization”) relating to your Target Fund is approved and completed, you will then have an investment in the corresponding Acquiring Fund, and your Target Fund will also be terminated as a series of VC II.
The Combined Prospectus/Proxy Statement is being furnished to owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (the “Contract owners”) issued by The Variable Annuity Life Insurance Company (“VALIC”) or other affiliated life insurance company (together with VALIC, the “Life Companies” and each, a “Life Company”), having Contract values allocated to a subaccount of a separate account (“Separate Account”) invested in shares of a Target Fund as of the close of business on February 26, 2021 (the “Record Date”). Contract owners have a beneficial interest in a Target Fund, but do not invest directly in or hold shares of the Target Fund. The Life Companies, as the shareholders of a Target Fund, have voting rights with respect to the Target Fund shares, but pass through those voting rights to Contract owners. Accordingly, as a Contract owner, you have the right to instruct your Life Company how to vote Target Fund shares attributable to your Contract.
The Combined Prospectus/Proxy Statement is also being furnished to custodians/trustees of individual retirement accounts (each, an “IRA”) and plan fiduciaries of or participants in qualified employer-sponsored retirement plans (each, a “Plan”) as of the Record Date. Participants in a Plan and IRA owners may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions.
For convenience, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.” Additionally, any reference to Contract owners owning “shares” of a Fund refers to owning accumulation units of the subaccount that invests in such Fund.
Upon approval and completion of the applicable Reorganization, shares of your Target Fund will, in effect, be exchanged for shares of the corresponding Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the two Funds’ shares. Your Contract, Plan or IRA will be credited with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Target
i

Fund held under your Contract, Plan or IRA on that date. After such date each Target Fund will be terminated as a series of VC II. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to your Target Fund and for a more complete description of the applicable Acquiring Fund.
Q:	How does the Board of Trustees of VC II suggest that I vote?
A:
After careful consideration, the Board of Trustees of VC II (the “Board”) has determined that the applicable Reorganization is in the best interests of the relevant Target Fund and that the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. Please see “Reasons for the Reorganizations” in the Combined Prospectus/Proxy Statement for more detailed information relating to the Board’s considerations.

Q:	How will the Reorganizations affect me?
A:
If shareholders of a Target Fund approve the proposed Reorganization, all of the assets and liabilities of the Target Fund will, in effect, be assumed by the corresponding Acquiring Fund. Shares of the Target Fund will be exchanged for shares of the corresponding Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Contract, Plan or IRA value immediately before the Reorganization will be the same as your Contract, Plan or IRA value immediately following completion of the Reorganization; however, you will no longer own shares of your Target Fund but will own shares of the corresponding Acquiring Fund.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?
A:
Yes. You will receive the same number of shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization relating to your Target Fund. Shareholders are entitled to one vote for each share or unit held on the Record Date.

Q:	Will my privileges as a shareholder change after the Reorganization?
A:
Your rights as a shareholder will not change in any way as a result of the Reorganization relating to your Target Fund, but you will be a shareholder of the applicable Acquiring Fund, which is a separate series of VC I.

Q:	Who will advise the Acquiring Fund once the Reorganizations are completed?
A:
As you know, each Target Fund is advised by VALIC. Each Acquiring Fund is also advised by VALIC and will continue to be advised by VALIC once the Reorganizations are completed. The subadvisers for each Target Fund and its corresponding Acquiring Fund are the same and are listed below. It is anticipated that each Acquiring Fund’s subadviser will continue to serve as subadviser to such Acquiring Fund following the completion of the Reorganization.

Target Funds	Acquiring Fund	Subadviser
Small Cap Value Fund	Small Cap Value Fund	J.P. Morgan Investment Management Inc.
Capital Appreciation Fund	Capital Appreciation Fund	BMO Asset Management Corp.
Aggressive Growth Lifestyle Fund	Aggressive Growth Lifestyle Fund	PineBridge Investments LLC (“PineBridge”)_
Moderate Growth Lifestyle Fund	Moderate Growth Lifestyle Fund	PineBridge
Conservative Growth Lifestyle Fund	Conservative Growth Lifestyle Fund	PineBridge
International Opportunities Fund	International Opportunities Fund	Delaware Investments Fund Advisers and Massachusetts Financial Services Company
High Yield Bond Fund	High Yield Bond Fund	Wellington Management Company LLP (“Wellington Management”)
Mid Cap Value Fund	Mid Cap Value Fund	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
U.S. Socially Responsible Fund	U.S. Socially Responsible Fund	SunAmerica Asset Management, LLC
Q:	How will the Reorganizations affect Fund expenses?
A:
Following the Reorganizations, a combined fund would have a gross operating expense ratio and a net operating expense ratio that is lower than those of its respective Target Fund prior to the applicable Reorganization. For more detailed information about each Fund’s operating expense ratios, see “Summary—Fees and Expenses” in the Combined Prospectus/Proxy Statement.

Q:	What happens to my account if the Reorganization is approved?
A:
You will not need to take any further action. If the Reorganization relating to your Target Fund is approved, your shares of the Target Fund automatically will be converted into shares of the corresponding Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	I have received another combined prospectus/proxy statement from other funds in the VALIC complex. Is this a duplicate combined prospectus/proxy statement?
A:
This is not a duplicate combined prospectus/proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposals included here were not included in any other combined prospectus/proxy statement.

Q:	What happens if a Reorganization is not approved?
A:
If a Reorganization is not approved by shareholders of the relevant Target Fund, the Reorganization for that Target Fund will not occur and the Board may consider alternatives, which may include seeking a merger with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund.

Q:	What happens if shareholders of one Target Fund approve their Reorganization, while shareholders of the other Target Fund(s) do not?
A:
Each Reorganization is a separate transaction and is not dependent on the approval of any other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Target Fund, their Target Fund will be reorganized, even if shareholders of any other Target Fund do not approve the Reorganization relating to their Target Fund.

Q:	Will the Reorganization create a taxable event for me?
A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.
The portfolio managers of each Acquiring Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of its corresponding Target Fund in preparation for, or as a result of, the applicable Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in connection with the Reorganizations.
Q:	Who will pay for the Reorganizations?
A:
VALIC or its affiliates will pay the expenses incurred in connection with each Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of a Target Fund’s portfolio securities prior to or after the closing of the Reorganization relating to such Target Fund. Please refer to “Information About the Reorganizations – Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

Q:	How do I vote my shares?
A:
You can vote by completing the enclosed proxy card, providing voting instructions using the enclosed voting instruction card or by participating virtually at the special meeting, or as described below. Please see “Instructions for Signing Voting Instruction Cards or Proxy Cards” on the next page.

You can authorize a proxy to vote your shares by (1) using the telephone or Internet as described on your proxy card or voting instruction card, or (2) completing and signing the enclosed proxy card or voting instruction card and mailing it in the enclosed postage-paid envelope, or you can vote during the special meeting by following the instructions that will be available on the special meeting website during the special meeting.
Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the special meeting will be held in a virtual meeting format only. Shareholders that owned interests in a Target Fund as of the Record Date may participate in the special meeting by means of remote communication by registering at: https://viewproxy.com/AIG/broadridgevsm3/.
If you owned interests in a Target Fund on the Record Date and wish to attend the special meeting, you must first register with Broadridge Financial Solutions, Inc. (“Broadridge”), the Target Funds’ proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm3/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Monday, May 10, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the special meeting. A separate email will follow containing a password to enter at the event link in order to access the special meeting. You may vote during the special meeting at www.proxyvote.com/. You will need your control number to vote.
For shareholders who own shares through a Contract, no matter how large or small your holdings may be, your vote counts, since the Life Companies will vote Target Fund shares in the same proportions as the instructions received from all Contract owners with assets invested in the Target Fund. Shares for which the Life Companies receive no timely voting instructions from a Contract owner will be voted by the Life Companies as for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract owners, even if only a small number of Contract owners provide voting instructions. The effect of proportional voting is that if a large number of Contract owners fail to give voting instructions, a small number of Contract owners may determine the outcome of the vote.

Q:	Why are multiple proxy cards or voting instruction cards enclosed?
A:	If you are a shareholder of more than one Target Fund, you will receive a proxy card or voting instruction card for each Target Fund.
Q:	When will the Reorganization occur?
A:
If approved by shareholders, each Reorganization is expected to occur during the second quarter of 2021. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Fund’s shareholders.

Q:	How does the Board recommend that I vote?
A:	The Board recommends that shareholders vote “FOR” the proposal.
Q:	Whom do I contact if I have questions?
A:	Please call Broadridge, the proxy solicitor, toll-free at 1-833-670-0699 Monday through Friday, 9 a.m. to 10 p.m. Eastern Time.
To Our Group Deferred Compensation Contract Owners:
As the group contract owner of your deferred compensation plan, you have the option to 1) give voting instructions, or 2) direct us to follow individual participants’ instructions for voting.
•
Should you decide to give voting instructions, please complete the voting instruction section of the enclosed card. We request that you clearly mark your vote for the proposal on the card. We will then disregard any voting instructions received from individual participants within your Contract.

•
Alternatively, if you want us to accept voting instructions from your individual participants, please complete the “Group Authorization” section of the enclosed card. This will allow us to follow the voting instructions from the individual participants.

As the group contract owner of a nonqualified unfunded deferred compensation plan, you have the right to give voting instructions.
v

IF VOTING BY MAIL
INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION CARDS OR PROXY CARDS
The following general rules for signing voting instruction cards or proxy cards may be of assistance to you.
1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction card form or the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction card or proxy card.
3.	All Other Accounts: The capacity of the individual signing the voting instruction card or proxy card should be indicated unless it is reflected in the form of registration. For example:
Registration	Valid Signature
Corporate Accounts	ABC Corp.
(1) ABC Corp.	John Doe, Treasurer
(2) ABC Corp.
(3) ABC Corp. c/o John Doe, Treasurer	John Doe John Doe,Trustee
(4) ABC Corp. Profit Sharing Plan

Trust Accounts
(1) ABC Trust	Jane B. Doe,Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith John B. Smith, Jr.,Executor
(2) Estate of John B. Smith
Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy
Statement. Please read it carefully.

VALIC COMPANY II
Small Cap Value Fund
Capital Appreciation Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
International Opportunities Fund
High Yield Bond Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON TUESDAY, MAY 11, 2021
To the Shareholders of each of the Small Cap Value Fund, the Capital Appreciation Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the International Opportunities Fund, the High Yield Bond Fund, the Mid Cap Value Fund and the U.S. Socially Responsible Fund:
This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the Small Cap Value Fund, the Capital Appreciation Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the International Opportunities Fund, the High Yield Bond Fund, the Mid Cap Value Fund and the U.S. Socially Responsible Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of VALIC Company II (“VC II”), a Delaware statutory trust, will be held on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time, for the below purposes. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link.
The shareholders of the applicable Target Funds are being asked to consider and vote upon one or more of the following proposals, as applicable:
1.a
To approve an Agreement and Plan of Reorganization relating to the Small Cap Value Fund, pursuant to which the Small Cap Value Fund will transfer all of its assets to the Small Cap Value Fund (the “Acquiring Small Cap Value Fund”), a newly created series of VALIC Company I (“VC I”), in exchange for the assumption by the Acquiring Small Cap Value Fund of all of the liabilities of the Small Cap Value Fund and shares of the Acquiring Small Cap Value Fund, which shares will be distributed by the Small Cap Value Fund to the holders of its shares in complete liquidation thereof (to be voted on by Small Cap Value Fund shareholders);

1.b
To approve an Agreement and Plan of Reorganization relating to the Capital Appreciation Fund, pursuant to which the Capital Appreciation Fund will transfer all of its assets to the Capital Appreciation Fund (the “Acquiring Capital Appreciation Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Capital Appreciation Fund of all of the liabilities of the Capital Appreciation Fund and shares of the Acquiring Capital Appreciation Fund, which shares will be distributed by the Capital Appreciation Fund to the holders of its shares in complete liquidation thereof (to be voted on by Capital Appreciation Fund shareholders);

1.c
To approve an Agreement and Plan of Reorganization relating to the Aggressive Growth Lifestyle Fund, pursuant to which the Aggressive Growth Lifestyle Fund will transfer all of its assets to the Aggressive Growth Lifestyle Fund (the “Acquiring Aggressive Growth Lifestyle Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Aggressive Growth Lifestyle Fund of all of the liabilities of the Aggressive Growth Lifestyle Fund and shares of the Acquiring Aggressive Growth Lifestyle Fund, which shares will be distributed by the Aggressive Growth Lifestyle Fund to the holders of its shares in complete liquidation thereof (to be voted on by Aggressive Growth Lifestyle Fund shareholders);

1.d
To approve an Agreement and Plan of Reorganization relating to the Moderate Growth Lifestyle Fund, pursuant to which the Moderate Growth Lifestyle Fund will transfer all of its assets to the Moderate Growth Lifestyle Fund (the “Acquiring Moderate Growth Lifestyle Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Moderate Growth Lifestyle Fund of all of the liabilities of the Moderate Growth Lifestyle Fund and shares of the Acquiring Moderate Growth Lifestyle Fund, which shares will be distributed by the Moderate Growth Lifestyle Fund to the holders of its shares in complete liquidation thereof (to be voted on by Moderate Growth Lifestyle Fund shareholders);

1.e
To approve an Agreement and Plan of Reorganization relating to the Conservative Growth Lifestyle Fund, pursuant to which the Conservative Growth Lifestyle Fund will transfer all of its assets to the Conservative Growth Lifestyle Fund (the “Acquiring Conservative Growth Lifestyle Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Conservative Growth Lifestyle Fund of all of the liabilities of the Conservative Growth Lifestyle Fund and shares of the Acquiring Conservative Growth Lifestyle Fund, which shares will be distributed by the Conservative Growth Lifestyle Fund to the holders of its shares in complete liquidation thereof (to be voted on by Conservative Growth Lifestyle Fund shareholders);

1.f
To approve an Agreement and Plan of Reorganization relating to the International Opportunities Fund, pursuant to which the International Opportunities Fund will transfer all of its assets to the International Opportunities Fund (the “Acquiring International Opportunities Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring International Opportunities Fund of all of the liabilities of the International Opportunities Fund and shares of the Acquiring International Opportunities Fund, which shares will be distributed by the International Opportunities Fund to the holders of its shares in complete liquidation thereof (to be voted on by International Opportunities Fund shareholders);

1.g
To approve an Agreement and Plan of Reorganization relating to the High Yield Bond Fund, pursuant to which the High Yield Bond Fund will transfer all of its assets to the High Yield Bond Fund (the “Acquiring High Yield Bond Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring High Yield Bond Fund of all of the liabilities of the High Yield Bond Fund and shares of the Acquiring High Yield Bond Fund, which shares will be distributed by the High Yield Bond Fund to the holders of its shares in complete liquidation thereof (to be voted on by High Yield Bond Fund shareholders);

1.h
To approve an Agreement and Plan of Reorganization relating to the Mid Cap Value Fund, pursuant to which the Mid Cap Value Fund will transfer all of its assets to the Mid Cap Value Fund (the “Acquiring Mid Cap Value Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring Mid Cap Value Fund of all of the liabilities of the Mid Cap Value Fund and shares of the Acquiring Mid Cap Value Fund, which shares will be distributed by the Mid Cap Value Fund to the holders of its shares in complete liquidation thereof (to be voted on by Mid Cap Value Fund shareholders);

1.i
To approve an Agreement and Plan of Reorganization relating to the U.S. Socially Responsible Fund, pursuant to which the U.S. Socially Responsible Fund will transfer all of its assets to the U.S. Socially Responsible Fund (the “Acquiring U.S. Socially Responsible Fund”), a newly created series of VC I, in exchange for the assumption by the Acquiring U.S. Socially Responsible Fund of all of the liabilities of the U.S. Socially Responsible Fund and shares of the Acquiring U.S. Socially Responsible Fund, which shares will be distributed by the U.S. Socially Responsible Fund to the holders of its shares in complete liquidation thereof (to be voted on by U.S. Socially Responsible Fund shareholders); and

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
The shareholders of each Target Fund will vote separately on the proposal relating to their Target Fund. The Board of Trustees of VC II (the “Board”) has fixed the close of business on February 26, 2021 as the record date (the “Record Date”) for determination of shareholders of each relevant Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.
Shareholders of record on the Record Date may participate in and vote at the Special Meeting on the Internet by virtual means by visiting the following website: https://viewproxy.com/AIG/broadridgevsm3/. If you owned interests in a Target Fund on the Record Date and wish to attend the Special Meeting, you must first register with Broadridge Financial Solutions, Inc., the proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm3/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Monday, May 10, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Special Meeting. A separate email will follow containing a password to enter at the event link in order to access the Special Meeting. You may vote during the Special Meeting at www.proxyvote.com/. You will need your control number to vote.
For owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (“Contract owners”) issued by The Variable Annuity Life Insurance Company or by an affiliated life insurance company, you have the right to instruct the issuer of the Contract how to vote Target Fund shares that are attributable to your Contract at the Special Meeting. Contract votes for which no timely instructions are received will be voted in the affirmative, the negative, or in abstention, in the same proportion as those shares for which instructions have been received from other Contract owners. Participants in qualified retirement plans (each, a “Plan”) or owners of individual retirement accounts (each, an “IRA”) may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions. For purposes of the enclosed Combined Prospectus/Proxy Statement, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.”
Your vote is important regardless of the size of your holdings in the Target Fund. Whether or not you expect to attend the Special Meeting virtually, please complete and sign the enclosed proxy card or voting instruction card and return it promptly in the enclosed envelope. You may also vote by telephone or over the Internet; please see pages 81-82 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board,
/s/ Kathleen D. Fuentes
Kathleen D. Fuentes
Secretary
Houston, Texas
[•], 2021

SUBJECT TO COMPLETION DATED FEBRUARY 5, 2021
COMBINED PROSPECTUS/PROXY STATEMENT
VALIC COMPANY I
Small Cap Value Fund
Capital Appreciation Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
International Opportunities Fund
High Yield Bond Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
VALIC COMPANY II
Small Cap Value Fund
Capital Appreciation Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
International Opportunities Fund
High Yield Bond Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the Small Cap Value Fund, the Capital Appreciation Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the International Opportunities Fund, the High Yield Bond Fund, the Mid Cap Value Fund and/or the U.S. Socially Responsible Fund, each a series of VALIC Company II (“VC II”), a Delaware statutory trust. The Small Cap Value Fund, the Capital Appreciation Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the International Opportunities Fund, the High Yield Bond Fund, the Mid Cap Value Fund and the U.S. Socially Responsible Fund are referred to as the “Target Funds” and each, a “Target Fund.”
A joint special meeting of shareholders of each of the Target Funds (the “Special Meeting”) will be held on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link. Shareholders of record of each Target Fund at the close of business on February 26, 2021 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, proxy card/voting instruction card and accompanying Notice of Joint Special Meeting of Shareholders were first sent or given to shareholders of each Target Fund on or about [•]. The Board of Trustees of VC II (the “Board”) each requests that shareholders vote their shares by completing and returning the enclosed proxy card or voting instruction card.
Shareholders of record on the Record Date may participate in and vote at the Special Meeting on the Internet by virtual means by visiting the following website: https://viewproxy.com/AIG/broadridgevsm3/. If you owned interests in a Target Fund on the Record Date and wish to attend the Special Meeting, you must first register with Broadridge Financial Solutions, Inc., the proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm3/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Monday, May 10, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Special Meeting. A separate email will follow containing a password to enter at the event link in order to access the Special Meeting. You may vote during the Special Meeting at www.proxyvote.com/. You will need your control number to vote.
i

The purpose of the Special Meeting is:
1.
The shareholders of each Target Fund are being asked to consider and vote upon a proposal (each, a “Proposal” and collectively, the “Proposals”) to approve an Agreement and Plan of Reorganization relating to their Target Fund, pursuant to which the Target Fund will transfer all of its assets to a series of VALIC Company I (“VC I” and together with VC I, the “Companies” and each, a “Company”), as set out in the following table under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds” and together with the Target Funds, the “Funds” and each, a “Fund”), in exchange for the assumption by the applicable Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof;

Target Fund (each a series of VC II)	Acquiring Fund (each a series of VC I)
Small Cap Value Fund (“Target Small Cap Value Fund”)	Small Cap Value Fund (“Acquiring Small Cap Value Fund”)
Capital Appreciation Fund (“Target Capital Appreciation Fund”)	Capital Appreciation Fund (“Acquiring Capital Appreciation Fund”)
Aggressive Growth Lifestyle Fund (“Target Aggressive Growth Lifestyle Fund”)	Aggressive Growth Lifestyle Fund (“Acquiring Aggressive Growth Lifestyle Fund”)
Moderate Growth Lifestyle Fund (“Target Moderate Growth Lifestyle Fund”)	Moderate Growth Lifestyle Fund (“Acquiring Moderate Growth Lifestyle Fund”)
Conservative Growth Lifestyle Fund (“Target Conservative Growth Lifestyle Fund”)	Conservative Growth Lifestyle Fund (“Acquiring Conservative Growth Lifestyle Fund”)
International Opportunities Fund (“Target International Opportunities Fund”)	International Opportunities Fund (“Acquiring International Opportunities Fund”)
High Yield Bond Fund (“Target High Yield Bond Fund”)	High Yield Bond Fund (“Acquiring High Yield Bond Fund”)
Mid Cap Value Fund (“Target Mid Cap Value Fund”)	Mid Cap Value Fund (“Acquiring Mid Cap Value Fund”)
U.S. Socially Responsible Fund (“Target U.S. Socially Responsible Fund”)	U.S. Socially Responsible Fund (“Acquiring U.S. Socially Responsible Fund”)
2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
For owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (the “Contract owners”) issued by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”) or by an affiliated life insurance company (together with VALIC, the “Life Companies” and each, a “Life Company”), you have the right to instruct the applicable Life Company how to vote Target Fund shares that are attributable to your Contract. Contract votes for which no timely instructions are received will be voted in the affirmative, the negative, or in abstention, in the same proportion as those shares for which instructions have been received from other Contract owners. Participants in qualified retirement plans (each, a “Plan”) or owners of individual retirement accounts (each, an “IRA”) may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions. For convenience, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.”
ii

The Board has approved the reorganization (each, a “Reorganization”) with respect to each Target Fund by which the Target Fund, a separate series of VC II, an open-end management investment company, would be acquired by the applicable Acquiring Fund. As detailed in the following table, each Acquiring Fund pursues an investment objective and strategy that is identical or substantially similar to that of the corresponding Target Fund.
Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Target Small Cap Value Fund
The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.
		Acquiring Small Cap Value Fund	Same as Target Fund.
Target Capital Appreciation Fund	The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.	Acquiring Capital Appreciation Fund	Same as Target Fund.
Target Aggressive Growth Lifestyle Fund	The Fund seeks growth through investments in a combination of the Funds of VC II and VC I, another investment company managed by VALIC.	Acquiring Aggressive Growth Lifestyle Fund	The Fund seeks growth through investments in a combination of the Funds of VC I.
Target Moderate Growth Lifestyle Fund	The Fund seeks growth and current income through investments in a combination of Funds of VC II and VC I, another investment company managed by VALIC.	Acquiring Moderate Growth Lifestyle Fund	The Fund seeks growth and current income through investments in a combination of Funds of VC I.
Target Conservative Growth Lifestyle Fund	The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC II and VC I, another investment company managed by VALIC.	Acquiring Conservative Growth Lifestyle Fund	The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC I.
Target International Opportunities Fund	The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.	Acquiring International Opportunities Fund	Same as Target Fund.
iii

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Target High Yield Bond Fund	Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.	Acquiring High Yield Bond Fund	Same as Target Fund.
Target Mid Cap Value Fund	The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.	Acquiring Mid Cap Value Fund	Same as Target Fund.
Target U.S. Socially Responsible Fund	The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.	Acquiring U.S. Socially Responsible Fund	Same as Target Fund.
If a Target Fund’s shareholders approve the Reorganization relating to their Target Fund, the Target Fund will transfer its assets to the corresponding Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of VC II. When the Reorganization is complete, the aggregate net asset value of the Acquiring Fund shares received in the Reorganization by Target Fund shareholders will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. Shareholders are entitled to one vote for each share or unit held on the Record Date.
This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on the Reorganization relating to their Target Fund and constitutes an offering of shares of the corresponding Acquiring Fund only. Please read it carefully and retain it for future reference.
The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:
•	the Statement of Additional Information dated [•] (Securities Act File No. [•]) (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;
•
the VC I Prospectus and Statement of Additional Information (the “VC I SAI”), each dated February 4, 2021 (Securities Act File No. 002-83631), solely as they relate to each Acquiring Fund, containing additional information about each Acquiring Fund; and

•
the VC II Prospectus and Statement of Additional Information, each dated January 1, 2021 (Securities Act File No. 333-53589), solely as they relate to each Target Fund, containing additional information about each Target Fund.

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of an Acquiring Fund will apply to the shares to be issued by the Acquiring Fund in connection with its applicable Reorganization.
iv

These documents are on file with the SEC. Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.
Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling (800) 445-7862 or by writing to the Acquiring Fund at VALIC Company I, 2919 Allen Parkway, Houston, Texas 77019 or to the Target Fund at VALIC Company II, 2919 Allen Parkway, Houston, Texas 77019.
If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”
You also may view or obtain these documents from the SEC:
By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov
The Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
The date of this Combined Prospectus/Proxy Statement is [•].
v

SUMMARY
The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.
Each of VC I and VC II is an open-end management investment company (an “open-end fund”) registered with the SEC. Each of the Funds is a separate series of its respective Company. The investment objective of each Target Fund and its corresponding Acquiring Fund are identical or substantially similar, as detailed in the following table:
Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Target Small Cap Value Fund
The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.
		Acquiring Small Cap Value Fund	Same as Target Fund.
Target Capital Appreciation Fund	The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.	Acquiring Capital Appreciation Fund	Same as Target Fund.
Target Aggressive Growth Lifestyle Fund	The Fund seeks growth through investments in a combination of the Funds of VC II and VC I, another investment company managed by VALIC.	Acquiring Aggressive Growth Lifestyle Fund	The Fund seeks growth through investments in a combination of the Funds of VC I.
Target Moderate Growth Lifestyle Fund	The Fund seeks growth and current income through investments in a combination of Funds of VC II and VC I, another investment company managed by VALIC.	Acquiring Moderate Growth Lifestyle Fund	The Fund seeks growth and current income through investments in a combination of Funds of VC I.
Target Conservative Growth Lifestyle Fund	The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC II and VC I, another investment company managed by VALIC.	Acquiring Conservative Growth Lifestyle Fund	The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC I.
Target International Opportunities Fund	The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.	Acquiring International Opportunities Fund	Same as Target Fund.
Target High Yield Bond Fund	Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.	Acquiring High Yield Bond Fund	Same as Target Fund.

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Target Mid Cap Value Fund	The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.	Acquiring Mid Cap Value Fund	Same as Target Fund.
Target U.S. Socially Responsible Fund	The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.	Acquiring U.S. Socially Responsible Fund	Same as Target Fund.
VALIC serves as investment adviser for each Fund. The subadviser for each of the Target Funds and Acquiring Funds is set forth in the following table:
Target Fund	Acquiring Fund	Subadviser
Target Small Cap Value Fund	Acquiring Small Cap Value Fund	J.P. Morgan Investment Management Inc. (“JPMIM”)
Target Capital Appreciation Fund	Acquiring Capital Appreciation Fund	BMO Asset Management Corp. (“BMO Asset Management”)
Target Aggressive Growth Lifestyle Fund	Acquiring Aggressive Growth Lifestyle Fund	PineBridge Investments LLC (“PineBridge”)
Target Moderate Growth Lifestyle Fund	Acquiring Moderate Growth Lifestyle Fund	PineBridge
Target Conservative Growth Lifestyle Fund	Acquiring Conservative Growth Lifestyle Fund	PineBridge
Target International Opportunities Fund	Acquiring International Opportunities Fund	Delaware Investments Fund Advisers (“DIFA”) and Massachusetts Financial Services Company (“MFS”)
Target High Yield Bond Fund	Acquiring High Yield Bond Fund	Wellington Management Company LLP (“Wellington Management”)
Target Mid Cap Value Fund	Acquiring Mid Cap Value Fund	Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”) and Wellington Management
Target U.S. Socially Responsible Fund	Acquiring U.S. Socially Responsible Fund	SunAmerica Asset Management, LLC (“SunAmerica”)
Each of the Target Funds and Acquiring Funds have substantially identical investment strategies.
Small Cap Value Fund. Each of the Target Small Cap Value Fund and the Acquiring Small Cap Value Fund invest principally in equity securities. Each Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies. Each Fund considers a company to be a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. Each Fund uses a value-oriented approach. Each Fund may invest up to 25% of its respective assets in foreign issues. Both Funds are diversified.
Capital Appreciation Fund. Each of the Target Capital Appreciation Fund and the Acquiring Capital Appreciation Fund invest principally in equity securities. Each Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. BMO Asset Management selects stocks using a unique growth-oriented approach for each Fund, focusing on high quality companies with sustainable earnings growth that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. Each Fund may invest up to 20% of its total assets in the equity securities of foreign issuers. Both Funds are diversified.
Aggressive Growth Lifestyle Fund. Each of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund is a fund of funds. The Target Aggressive Growth Lifestyle Fund allocates assets among a combination of VC I and VC II underlying funds (the “Target Underlying Funds”) and the Acquiring Aggressive Growth Lifestyle Fund allocates assets among a combination of VC I underlying funds (the “Acquiring Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund uses asset allocation strategies to determine how much to invest in the Target Underlying Funds and Acquiring Underlying Funds, respectively. Generally, each of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund invests a larger portion of its assets in Target Underlying Funds and Acquiring Underlying Funds, as applicable, that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the VC II Moderate Growth Lifestyle Fund and the VC II Conservative Growth Lifestyle Fund or the VC I Moderate Growth Lifestyle Fund and the VC I Conservative Lifestyle Fund, respectively. Each Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of each Fund’s indirect holdings may also include fixed-income securities of foreign issuers, real estate and real estate related securities, and money market securities. Each Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”). Both Funds are diversified.
Moderate Growth Lifestyle Fund. Each of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund allocate assets among a combination of Target Underlying Funds and Acquiring Underlying Funds, respectively, that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund uses asset allocation strategies to determine how much to invest in the Target Underlying Funds and the Acquiring Underlying Funds, respectively. Each Fund invests its assets in Target Underlying Funds or Acquiring Underlying Funds, as applicable, that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. Each of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund generally has a lower level of risk than the VC II Aggressive Growth Lifestyle Fund or the VC I Aggressive Growth Lifestyle Fund, respectively, but a greater level of risk than the VC II Conservative Growth Lifestyle Fund or VC I Conservative Growth Lifestyle Fund, respectively. Each Fund’s indirect holdings are primarily domestic and foreign fixed-income and equity securities of domestic large-cap companies. Each Fund’s indirect holdings may also include foreign and domestic equity securities of medium- and small-cap companies, lower rated fixed-income securities, real estate and real estate related securities, and money market securities. Both Funds are diversified.
Conservative Growth Lifestyle Fund. Each of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund allocate assets among a combination of Target Underlying Funds and Acquiring Underlying Funds, respectively, that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund invests a larger portion of its respective assets in Target Underlying Funds and Acquiring Underlying Funds, respectively, that invest in securities that generate current income, and generally has a lower risk level than the VC II Aggressive Growth Lifestyle Fund or the VC I Aggressive Growth Lifestyle Fund, respectively, and VC II Moderate Growth Lifestyle Fund and VC I Moderate Growth Lifestyle Fund, respectively. Each Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Target Underlying Funds and the Acquiring Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers, lower rated fixed-income securities, real estate and real estate related securities, and money market securities. Both Funds are diversified.
International Opportunities Fund. Each of the Target International Opportunities Fund and the Acquiring International Opportunities Fund invest principally in equity securities and equity-related securities. Each Fund, under normal market conditions, invests at least 80% of its net assets in equity securities and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States. Each Fund invests primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (the “Small and Mid-Cap

Index”) to the market capitalization of the largest company in the Small and Mid-Cap Index during the most recent 12-month period. Each Fund may hold foreign currencies and non-dollar denominated foreign securities. Each Fund invests in depositary receipts, which are instruments that represent an interest in a foreign issuer’s securities. Each Fund’s subadviser will try to select a wide range of industries or companies and may invest in developing or emerging market countries. Both Funds are diversified.
High Yield Bond Fund. Each of the Target High Yield Bond Fund and the Acquiring High Yield Bond Fund invests principally in fixed-income securities. Each Fund invests, under normal circumstances, at least 80% of the Fund’s net assets in high-yield, below-investment grade fixed-income securities. These securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the Fund’s subadviser. Up to 15% of each Fund’s net assets can be rated below Caa3 by Moody’s or CCC- by S&P or its equivalent rating by another Nationally Recognized Statistical Ratings Organization. Each Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities. Each Fund may also invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody’s and BBB- or higher by S&P. Although each Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. The subadviser analyzes macroeconomic trends to develop an overall picture of a country, market, or market segment and combines that analysis with research on individual securities to achieve each Fund’s objective. Both Funds are diversified.
Mid Cap Value Fund. Each of the Target Mid Cap Value Fund and the Acquiring Mid Cap Value Fund invests primarily in equity securities. Each Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. For each Fund, mid-cap companies generally include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. Each Fund’s subadvisers use value-oriented investment approaches to identify companies in which to invest the respective Fund’s assets. Each Fund may invest up to 20% of its total assets in foreign securities. Both Funds are diversified.
U.S. Socially Responsible Fund. Each of the Target U.S. Socially Responsible Fund and the Acquiring U.S. Socially Responsible Fund invests principally in equity securities. Each Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. To determine which companies meet each Fund’s social criteria, the subadviser incorporates into its investment process industry classifications and research services from an independent social research service, MSCI ESG Research, LLC. The subadviser conducts its own analysis of issuers and industries and creates a bespoke list of companies that do not represent strong environmental and social values and categorically excludes those companies as investment options for the Fund. Each Fund also excludes companies with low environmental, social and governance controversy scores, as determined by the MSCI ESG Ratings provided by MSCI ESG Research, LLC. Each Fund further excludes other companies with poor governance, environmental or social practices. Each Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities. Each Fund does not invest in the securities of companies that do not meet the social criteria. Both Funds are diversified.
The Board, including the trustees (the “Trustees”) who are not “interested persons” of VC II (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved each applicable Reorganization, on behalf of each relevant Target Fund. Subject to approval by the relevant Target Fund shareholders, each Reorganization provides for:
•
the transfer of all the assets of the relevant Target Fund to its corresponding Acquiring Fund in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of the relevant Target Fund and shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the value of the assets of the relevant Target Fund acquired by the corresponding Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such shares of the corresponding Acquiring Fund to the relevant Target Fund’s shareholders; and
•	the termination of the relevant Target Fund as a series of VC II.

If a proposed Reorganization is approved and completed, a Target Fund’s shareholders will receive shares of the corresponding Acquiring Fund that have the same aggregate net asset value as the shares of the Target Fund that they owned immediately prior to the Reorganization.
Background and Reasons for the Proposed Reorganizations
At a meeting held on January 25-26, 2021 (the “January Board Meeting”), VALIC, in its capacity as the investment adviser to the Funds, proposed the Reorganizations to the Board as part of an effort to optimize the fund line-up in its product offerings, including by considering potential opportunities for consolidation of certain funds that have similar objectives and strategies, and/or to seek to eliminate certain costs associated with operating two different business entities – VC I and VC II – that are organized under the laws of different states. VALIC believes that, with respect to each proposed Reorganization, the shareholders of each Fund will benefit more from the potential operating and administrative efficiencies of consolidating the Funds under the same corporate entity, than by continuing to operate the Funds under two corporate entities.
Each Acquiring Fund, following completion of its Reorganization, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement and collectively as the “Combined Funds.” It is anticipated that the gross total annual fund operating expense ratio and the net annual fund operating expense ratio for each Combined Fund will be lower than the current gross total annual fund operating expense ratio and the net annual fund operating expense ratio for each of the relevant Funds. VALIC believes that continuing to operate each Target Fund as currently constituted is not in the best interests of the Target Fund.
In approving each Reorganization, the Board, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Board considered the Reorganization proposals at the January Board Meeting, and the entire Board, including the Independent Trustees, unanimously approved each relevant Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:
•
The fact that the investment objective of each Target Fund is identical or substantially identical to that of the applicable Acquiring Fund. The Board considered the principal differences, if any, in investment strategy between each Acquiring Fund and the relevant Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies compared to each Target Fund.
•	The advisory fee rate to be paid by each Combined Fund is the same as the current advisory fee rate paid by each Target Fund.
•
The expectation that each Combined Fund will have gross and net annual operating expenses below those of its corresponding Target Fund and that such lower net total annual operating expenses with respect to (i) a Target Fund (other than a Target Lifestyle Fund (as defined below)) will be due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level (as described below in the subsection entitled “Summary – Fees and Expenses”), and (ii) each of the Target Aggressive Growth Lifestyle Fund, the Target Moderate Growth Lifestyle Fund and the Target Conservative Growth Lifestyle Fund (each, a “Target Lifestyle Fund”) will be due in part to lower acquired fund fees and expenses fee payable by the Combined Fund, which is expected to be offset in part by 0.10% higher separate account charges for Contract owners at the Contract level (as described below in the subsection entitled “Summary – Fees and Expenses”).

•	Each Target Fund will be the survivor of the applicable Reorganization for accounting and performance purposes.
•
The personnel of VALIC and the applicable subadviser(s) who will manage each Combined Fund. The Trustees considered that VALIC will continue to serve as the investment adviser of each Combined Fund after the Reorganization, and the subadviser(s) of the applicable Target Fund will continue to serve as subadviser(s) of the Combined Fund after the Reorganization. The Reorganization is not expected to result in diminution in the level or quality of services that the Target Fund shareholders currently receive. See “Comparison of the Funds—Management of the Funds.”
•
The performance histories of each Target Fund over different time periods. While not predictive of future results, the Board also considered certain data with respect to the performance of each Target Fund as compared to the performance of its relevant peer group.

•
The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganizations, as each Reorganization is expected to be a tax-free transaction.

•
The fact that the aggregate net asset value of the shares that shareholders of each Target Fund will receive in each Reorganization will equal the aggregate net asset value of the shares that shareholders of the respective Target Fund own immediately prior to such Reorganization, and that shareholders of each Target Fund will not be diluted as a result of the respective Reorganization.

•	The terms and conditions of each of the Reorganization Agreements.
•
The fact that VALIC or its affiliates will pay the expenses incurred in connection with the Reorganizations, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs, if any, relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization as described in the respective Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The fact that each Acquiring Fund will assume all of the liabilities of its respective Target Fund.
•	The possible alternatives to the Reorganization.
•
Each Reorganization may result in some potential benefits to VALIC, including but not limited to cost savings, resulting from managing one Combined Fund rather than two separate Funds. The Board also considered the Reorganization’s anticipated impact on VALIC’s profitability.

If a Reorganization is not approved by shareholders of the relevant Target Fund, the Board may consider other alternatives, which may include seeking a merger with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund.
The Board unanimously recommends that you vote “For” the Reorganization relating to your Target Fund.
Investment Objectives and Principal Investment Strategies
The Acquiring Funds were recently created as new series of VC I solely for the purpose of acquiring the Target Funds’ assets. Each Target Fund and its corresponding Acquiring Fund follow identical or substantially similar investment objectives and principal investment strategies. The investment objective and principal investment strategies of each Combined Fund will be those of the respective Acquiring Fund.
Comparison of the Target Small Cap Value Fund and the Acquiring Small Cap Value Fund
Investment Objectives. The investment objectives of the Target Small Cap Value Fund and the Acquiring Small Cap Value Fund are identical. Each Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring Small Cap Value Fund’s investment objective.
Principal Investment Strategies. Each Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies. A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion.

The subadvisers use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages. Although each Fund primarily invests in domestic issuers, each Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the respective Fund’s total assets. These loans earn income for the respective Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Comparison. The investment objective and principal investment strategies of each of the Target Small Cap Value Fund and the Acquiring Small Cap Value Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Small Cap Value Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Small Cap Value Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Small Cap Value Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Small Cap Value Fund in connection with the Reorganization.
Comparison of the Target Capital Appreciation Fund and the Acquiring Capital Appreciation Fund
Investment Objectives. The investment objectives of the Target Capital Appreciation Fund and the Acquiring Capital Appreciation Fund are identical. Each Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring Capital Appreciation Fund’s investment objective.
Principal Investment Strategies. Each Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. As of September 30, 2020, the largest stock by market capitalization in the Russell 1000® Growth Index was approximately $1.98 trillion and the median was $14.35 billion. The subadviser selects stocks using a unique, growth-oriented approach, focusing on high quality companies with sustainable earnings growth that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the subadviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the subadviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management. Although each Fund typically invests in common stocks of domestic companies, the Fund may occasionally invest in the equity securities of foreign issuers (up to a maximum of 20% of total assets).
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the respective Fund’s total assets. These loans earn income for the respective Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Comparison. The investment objective and principal investment strategies of each of the Target Capital Appreciation Fund and the Acquiring Capital Appreciation Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Capital Appreciation Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.

The portfolio managers of the Acquiring Capital Appreciation Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Capital Appreciation Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Capital Appreciation Fund in connection with the Reorganization.
Comparison of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund
Investment Objectives. The investment objectives of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund are substantially similar. The Target Aggressive Growth Lifestyle Fund seeks growth through investments in a combination of the Target Underlying Funds. The Acquiring Aggressive Growth Lifestyle Fund seeks growth through investments in a combination of the Acquiring Underlying Funds. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring Aggressive Growth Lifestyle Fund’s investment objective.
Principal Investment Strategies. As funds-of-funds, the Target Aggressive Growth Lifestyle Fund’s and the Acquiring Aggressive Growth Lifestyle Fund’s principal investment strategy is to allocate assets among a combination of the Target Underlying Funds and the Acquiring Underlying Funds, respectively, that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each Fund uses asset allocation strategies to determine how much to invest in the Target Underlying Funds or the Acquiring Underlying Funds, as applicable.
Generally, each of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund invests a larger portion of its assets in Target Underlying Funds and Acquiring Underlying Funds, as applicable, that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the VC II Moderate Growth Lifestyle Fund and the VC II Conservative Growth Lifestyle Fund or the VC I Moderate Growth Lifestyle Fund and the VC I Conservative Lifestyle Fund, respectively. Each Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of each Fund’s indirect holdings may also include fixed-income securities of foreign issuers, real estate and real estate related securities, and money market securities. Each Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities.
Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for each Fund are as follows:
•	Domestic Equity Funds	40% - 70%
•	Fixed-Income Funds	10% - 50%
•	International Equity Funds	0% - 30%
•	Real Estate Funds	0% - 15%
Each Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.
The Target Underlying Funds and the Acquiring Underlying Funds for each of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund, respectively, have been selected to represent a reasonable spectrum of investment options for the respective Fund. The subadviser has based the target investment percentages for each Fund on the degree to which it believes the Target Underlying Funds or the Acquiring Underlying Funds, as applicable, in combination, to be appropriate for the respective Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular underlying funds in which a Fund may invest from time to time.
The Target Underlying Funds and the Acquiring Underlying Funds in which each of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund invests, respectively, may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Comparison. The only difference in the investment objectives and principal investment strategies of the Target Aggressive Growth Lifestyle Fund and the Acquiring Aggressive Growth Lifestyle Fund, is that the Target Aggressive Growth Lifestyle Fund’s underlying funds include both series of VC I and VC II, while the underlying funds of the Acquiring Aggressive Growth Lifestyle Fund include only series of VC I as a result of all of the series of VC II being reorganized into series of VC I.

For a discussion of the principal and other investment risks associated with an investment in the Acquiring Aggressive Growth Lifestyle Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Aggressive Growth Lifestyle Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Aggressive Growth Lifestyle Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Aggressive Growth Lifestyle Fund in connection with the Reorganization.
Comparison of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund
Investment Objectives. The investment objectives of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund are substantially similar. The Target Moderate Growth Lifestyle Fund seeks growth and current income through investments in a combination of the Target Underlying Funds. The Acquiring Moderate Growth Lifestyle Fund seeks growth and current income through investments in a combination of the Acquiring Underlying Funds. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring Moderate Growth Lifestyle Fund’s investment objective.
Principal Investment Strategies. As funds-of-funds, the Target Moderate Growth Lifestyle Fund’s and the Acquiring Moderate Growth Lifestyle Fund’s principal investment strategy is to allocate assets among a combination of the Target Underlying Funds and the Acquiring Underlying Funds, respectively, that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each Fund invests its assets in Target Underlying Funds or Acquiring Underlying Funds, as applicable, that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. Each of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund generally has a lower level of risk than the VC II Aggressive Growth Lifestyle Fund and the VC I Aggressive Growth Lifestyle Fund, respectively, but a greater level of risk than the VC II Conservative Growth Lifestyle Fund and the VC I Conservative Growth Lifestyle Fund, respectively.
Each Fund’s indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-cap companies. Each Fund’s indirect holdings may also include foreign and domestic equity securities of medium- and small-cap companies, lower rated fixed-income securities, real estate and real estate related securities, and money market securities.
Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Funds are as follows:
•	Domestic Equity Funds	25% - 55%
•	Fixed-Income Funds	30% - 70%
•	International Equity Funds	0% - 25%
•	Real Estate Funds	0% - 10%
Each Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Target Underlying Funds and the Acquiring Underlying Funds selected for each of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund, respectively, have been selected to represent a reasonable spectrum of investment options. The subadviser has based the target investment percentages for each Fund on the degree to which it believes the Target Underlying Funds or the Acquiring Underlying Funds, as applicable, in combination, to be appropriate for the respective Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular underlying funds in which either Fund may invest from time to time.
The Target Underlying Funds and the Acquiring Underlying Funds in which each of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund invests, respectively, may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

Comparison. The only difference in investment objectives and principal investment strategies of the Target Moderate Growth Lifestyle Fund and the Acquiring Moderate Growth Lifestyle Fund, is that the Target Moderate Growth Lifestyle Fund’s underlying funds include both series of VC I and VC II, while the underlying funds of the Acquiring Moderate Growth Lifestyle Fund include only series of VC I as a result of all of the series of VC II being reorganized into series of VC I.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Moderate Growth Lifestyle Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Moderate Growth Lifestyle Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Moderate Growth Lifestyle Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Moderate Growth Lifestyle Fund in connection with the Reorganization.
Comparison of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund
Investment Objectives. The investment objectives of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund are substantially similar. The Target Conservative Growth Lifestyle Fund seeks current income and low to moderate growth of capital through investments in a combination of the Target Underlying Funds. The Acquiring Conservative Growth Lifestyle Fund seeks current income and low to moderate growth of capital through investments in a combination of the Acquiring Underlying Funds. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring Conservative Growth Lifestyle Fund’s investment objective.
Principal Investment Strategies. As funds-of-funds, the Target Conservative Growth Lifestyle Fund’s and the Acquiring Conservative Growth Lifestyle Fund’s principal investment strategy is to allocate assets among a combination of the Target Underlying Funds and the Acquiring Underlying Funds, respectively, that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund invests a larger portion of its assets in Target Underlying Funds and Acquiring Underlying Funds, respectively, that invest in securities that generate current income, and generally has a lower risk level than the VC II Aggressive Growth Lifestyle Fund or VC I Aggressive Growth Lifestyle Fund, respectively, and the VC II Moderate Growth Lifestyle Fund and VC I Moderate Growth Lifestyle Fund, respectively.
Each Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Target Underlying Funds and the Acquiring Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers, lower rated fixed-income securities, real estate and real estate related securities, and money market securities.
Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for each Fund are as follows:
•	Domestic Equity Funds	10% - 40%
•	Fixed-Income Funds	55% - 90%
•	International Equity Funds	0% - 20%
•	Real Estate Funds	0% - 6%
Each Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.
The Target Underlying Funds and the Acquiring Underlying Funds selected for each of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund, respectively, have been selected to represent a reasonable spectrum of investment options for the respective Fund. The subadviser has based the target investment percentages for each Fund on the degree to which it believes the Target Underlying Funds or the Acquiring Underlying Funds, as applicable, in combination, to be appropriate for the respective Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular underlying funds in which each Fund may invest from time to time.
The Target Underlying Funds and the Acquiring Underlying Funds in which each of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund invests, respectively, may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Comparison. The only difference in investment objectives and principal investment strategies of the Target Conservative Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund, is that the Target Conservative Growth Lifestyle Fund’s underlying funds include both series of VC I and VC II, while the underlying funds of the Acquiring Conservative Growth Lifestyle Fund include only series of VC I as a result of all of the series of VC II being reorganized into series of VC I.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Conservative Growth Lifestyle Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Conservative Growth Lifestyle Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Conservative Growth Lifestyle Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Conservative Growth Lifestyle Fund in connection with the Reorganization.
Comparison of the Target International Opportunities Fund and the Acquiring International Opportunities Fund
Investment Objectives. The investment objectives of the Target International Opportunities Fund and the Acquiring International Opportunities Fund are identical. Each Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring International Opportunities Fund’s investment objective.
Principal Investment Strategies. Under normal market conditions, at least 80% of each Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States. Each Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (previously defined as the “Small and Mid-Cap Index”) to the market capitalization of the largest company in the Small and Mid-Cap Index during the most recent 12-month period. As of June 30, 2020, the market capitalizations of companies included in the Small and Mid-Cap Index ranged from $0 to $21.77 billion. Each Fund may hold foreign currencies and non-dollar denominated foreign securities. Each Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
Each Fund is not limited in the amount it invests in any one country or region. The subadvisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries. Equity securities in which each Fund may invest include common stocks, preferred stocks, convertible securities and, as noted above, depositary receipts.
Each Fund invests a portion of its assets using a bottom-up, growth-focused approach that seeks to invest in companies with accelerating earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and improving relative price strength.
Each Fund does not employ a currency overlay strategy, but rather considers currency implications as a component in security selection.
Each Fund invests the other portion of its assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies using a bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers. Although each Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. Quantitative screening tools that systematically evaluate issuers may also be considered.

In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the respective Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Comparison. The investment objective and principal investment strategies of each of the Target International Opportunities Fund and the Acquiring International Opportunities Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Aggressive International Opportunities Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring International Opportunities Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target International Opportunities Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target International Opportunities Fund in connection with the Reorganization.
Comparison of the Target High Yield Bond Fund and the Acquiring High Yield Bond Fund
Investment Objectives. The investment objectives of the Target High Yield Bond Fund and the Acquiring High Yield Bond Fund are identical. Each Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring High Yield Bond Fund’s investment objective.
Principal Investment Strategies. At least 80% of each Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities. These securities are rated below Baa3 by Moody’s or BBB- by S&P or determined to be of comparable quality by the subadviser. Up to 15% of the Acquiring High Yield Bond Fund’s net assets can be rated below Caa3 by Moody’s or CCC- by S&P or its equivalent rating by another Nationally Recognized Statistical Ratings Organization. Each Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities.
Each Fund may also invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody’s and BBB- or higher by S&P. Although each Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets.
The subadviser analyzes macroeconomic trends to develop an overall picture of a country, market, or market segment and combines that analysis with research on individual securities to achieve each Fund’s objective.
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the respective Fund’s total assets. These loans earn income for the respective Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to a Fund’s 80% investment policy.
Comparison. The investment objective and principal investment strategies of each of the Target High Yield Bond Fund and the Acquiring High Yield Bond Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring High Yield Bond Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring High Yield Bond Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target High Yield Bond Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target High Yield Bond Fund in connection with the Reorganization.

Comparison of the Target Mid Cap Value Fund and the Acquiring Mid Cap Value Fund
Investment Objectives. The investment objectives of the Target Mid Cap Value Fund and the Acquiring Mid Cap Value Fund are identical. Each Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring Mid Cap Value Fund’s investment objective.
Principal Investment Strategies. Each Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.8 billion to $31.7 billion.
The subadvisers use value-oriented investment approaches to identify companies in which to invest each Fund’s assets. Generally, the subadvisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years.
Each Fund may invest up to 20% of its total assets in foreign securities. Each Fund may also invest in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the respective Fund’s total assets. These loans earn income for the respective Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to a Fund’s 80% investment policy set forth above.
Comparison. The investment objective and principal investment strategies of each of the Target Mid Cap Value Fund and the Acquiring Mid Cap Value Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Mid Cap Value Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring Mid Cap Value Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target Mid Cap Value Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target Mid Cap Value Fund in connection with the Reorganization.
Comparison of the Target U.S. Socially Responsible Fund and the Acquiring U.S. Socially Responsible Fund
Investment Objectives. The investment objectives of the Target U.S. Socially Responsible Fund and the Acquiring U.S. Socially Responsible Fund are identical. Each Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the respective Fund. The investment objectives of the Funds may both be changed without shareholder approval. The Combined Fund will pursue the Acquiring U.S. Socially Responsible Fund’s investment objective.
Principal Investment Strategies. Each Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the respective Fund’s social criteria. To determine which companies meet the Funds’ social criteria, the subadviser incorporates into its investment process industry classifications and research services from an independent social research service, MSCI ESG Research, LLC (MSCI ESG Research).

The subadviser conducts its own analysis of issuers and industries and creates a bespoke list of companies that do not represent strong environmental and social values and categorically excludes those companies as investment options for each Fund. Each Fund does not invest in companies that are significantly engaged in:
•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
•	the manufacture or distribution of alcoholic beverages or tobacco products;
•	the operation of gambling-related businesses; and
•	the production of nuclear energy.
Each Fund also excludes companies with low environmental, social and governance controversy scores, as determined by the MSCI ESG Ratings provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to rate issuers on key ESG issues, including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior.
Each Fund further does not invest in companies that:
•	have a history of poor labor-management relations;
•	engage in businesses or have products that have a severely negative impact on the environment;
•
have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;

•
engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and

•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
Each Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities. Neither Fund invests in the securities of companies that do not meet the social criteria.
In order to generate additional income, each Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the respective Fund’s total assets. These loans earn income for the respective Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to either Fund’s 80% investment policy set forth above.
Comparison. The investment objective and principal investment strategies of each of the Target U.S. Socially Responsible Fund and the Acquiring U.S. Socially Responsible Fund are identical.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring U.S. Socially Responsible Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Non-Principal Investment Risks” below.
The portfolio managers of the Acquiring U.S. Socially Responsible Fund do not anticipate disposing of, or requesting the disposition of, any of the holdings of the Target U.S. Socially Responsible Fund in preparation for, or as a result of, the Reorganization, other than in connection with the ordinary course of business. Consequently, minimal transaction costs, if any, are anticipated to be incurred in restructuring the portfolio holdings of the Target U.S. Socially Responsible Fund in connection with the Reorganization.
Additional Information About the Acquiring Funds’ Investment Strategies. From time to time, the Acquiring Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on an Acquiring Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective. In addition, each of the Acquiring Aggressive Growth Lifestyle Fund, the Acquiring Moderate Growth Lifestyle Fund and the Acquiring Conservative Growth Lifestyle Fund (collectively, the “Lifestyle Funds”) may invest in the Government Money Market I Fund, a series of VC I, as a temporary defensive position.
The investment objective and principal strategies for each Acquiring Fund are non-fundamental and may be changed by the Board of Directors of VC I without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to an Acquiring Fund’s investment strategy that requires 80% of its net assets to be invested in certain types of securities described in its name. References to “net assets” take into account any borrowings for investment purposes by an Acquiring Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.
In addition to the securities and techniques described herein, there are other securities and investment techniques in which an Acquiring Fund may invest in limited instances, which are not described in this Combined Prospectus/Proxy Statement. These other securities and investment techniques are listed in the VC I SAI, which may be obtained free of charge.
VALIC, as the investment adviser of the Acquiring Funds, initially allocates the assets of certain Acquiring Funds that have more than one subadviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Funds. VALIC allocates subscriptions and redemptions equally among the multiple subadvisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Acquiring Fund and its shareholders. VALIC periodically reviews the asset allocation in each Acquiring Fund to determine the extent to which a portion of assets managed by a subadviser differs from that portion initially allocated to the subadviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of an Acquiring Fund’s assets and adjustment of the Fund’s allocation of cash flows among subadvisers. However, VALIC reserves the right to reallocate assets from one subadviser to another when it would be in the best interests of an Acquiring Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect an Acquiring Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing subadviser to a portion of the Fund with a relatively lower total return.
Acquiring Small Cap Value Fund
The subadvisers invest in companies that are attractively valued relative to their peers, with conservative management teams, high quality earnings and strong momentum characteristics. Stocks that are deemed unattractive based on their value, quality or momentum characteristics become candidates for sale. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
The subadvisers regularly use exchange-traded futures to manage the Fund’s cash.
The Acquiring Small Cap Value Fund is also subject to the following additional risks: Cybersecurity Risk, Active Trading Risk, Foreign Investment Risk, Investment Company Risk and Derivatives Risk.
Acquiring Capital Appreciation Fund
The Acquiring Capital Appreciation Fund is also subject to the following additional risks: Cybersecurity Risk, Active Trading Risk and Foreign Investment Risk.
Lifestyle Funds
Each of the Lifestyle Funds is a fund-of-funds. Fund-of-funds is a term used to describe a mutual fund that pursues its objective by investing in other mutual funds, rather than in individual stocks or bonds. An investor in a Lifestyle Fund pays the expenses of the Lifestyle Fund and indirectly pays a proportionate share of the expenses of the Acquiring Underlying Funds.
Appendix A to this Combined Prospectus/Proxy Statement lists the Acquiring Underlying Funds in which the Lifestyle Funds may invest their assets, as of the date of this Combined Prospectus/Proxy Statement, along with their investment goals and principal strategies, risks and investment techniques. The subadvisers may add new Acquiring Underlying Fund investments or replace existing Acquiring Underlying Fund investments for the Lifestyle Funds at any time. In addition, the investment goal and principal strategies, risks and investment techniques of an Acquiring Underlying Fund held by a Lifestyle Fund may change over time. Additional information regarding the Acquiring Underlying Funds is included in the summary prospectuses and statutory prospectuses of each Acquiring Underlying Fund.
In determining which Lifestyle Fund is appropriate for you, you should consider your risk tolerance, investment goals, investment time horizon and financial circumstances. You should reconsider these factors from time-to-time to determine whether another one of the Lifestyle Funds more accurately reflects your then-current investment style and life stage. The allocation to stocks and bonds in each Lifestyle Fund reflects its greater or lesser emphasis on pursuing current income or capital growth and its risk tolerance. The Acquiring Aggressive Growth Lifestyle Fund primarily invests in Acquiring Underlying Funds that invest in common stocks, which may provide capital growth, but may expose the Fund to greater market risk and higher volatility than the other Lifestyle Funds. The Acquiring Conservative Growth Lifestyle Fund invests a significant portion of its assets in Acquiring Underlying Funds that invest in fixed-income securities (such as bonds, U.S. government issued securities, and mortgage-backed and asset-backed securities), which are more likely to generate current income, and may expose the Fund to less risk and volatility and less opportunity for capital growth than the other Lifestyle Funds. The Acquiring Moderate Growth Lifestyle Fund invests in Acquiring Underlying Funds that invest in both equity securities and fixed-income securities, which may expose the Fund to a moderate level of risk when compared to the other Lifestyle Funds.
Each Lifestyle Fund intends to invest in Acquiring Underlying Funds with exposure to the following asset categories:
Asset Category/ Acquiring Underlying Funds
Domestic Equity Funds
International Equity Funds
Domestic Fixed Income Funds
Real Estate Funds
International Fixed Income Funds
Domestic Money Market Funds
The percentage of each Lifestyle Fund’s assets invested in the Acquiring Underlying Funds will change from time-to-time and the subadviser may re-allocate the Fund’s assets among these asset categories and the Acquiring Underlying Funds.
Each Lifestyle Fund is also subject to the following additional risk: Cybersecurity Risk.
Acquiring International Opportunities Fund
Equity securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities and depositary receipts.
Although the Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. Investments in such fixed-income securities will be rated as investment grade by Moody’s, S&P or Fitch Ratings. Fixed-income securities may be denominated in various currencies; however, no more than 20% of the Fund’s net assets will be invested in fixed-income securities denominated in a currency other than the U.S. dollar or invested in fixed-income securities issued by a single foreign government or international organization, such as the World Bank.
The Fund may also invest up to 5% of its assets in participatory notes. Participatory notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The Fund may also invest in other investment companies (including exchange-traded funds).
If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically.
The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.

The Acquiring International Opportunities Fund is also subject to the following additional risks: Cybersecurity Risk, Active Trading Risk, Credit Risk, Interest Rate Risk, Investment Company Risk, Liquidity Risk, Preferred Stock Risk, Participatory Notes Risk and Sector Risk.
Acquiring High Yield Bond Fund
The Acquiring High Yield Bond Fund may also invest up to 15% of the Fund’s net assets in bank loans and up to 10% of the Fund’s net assets in credit derivatives (single name credit default swaps and credit default swap indexes). Credit derivatives may be used by the Acquiring High Yield Bond Fund for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation.
The Acquiring High Yield Bond Fund is also subject to the following additional risks: Cybersecurity Risk, Credit Default Swap Risk, Loan Risk, Derivatives Risk, Hedging Risk, Counterparty Risk, Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk and Warrant Risk.
Acquiring Mid Cap Value Fund
In determining whether a company is exhibiting good or improving fundamentals, each subadviser conducts extensive research, which generally consists of reviewing a company’s business prospects, including its financial strength, business plans, industry, position and/or management experience. Each subadviser’s valuation techniques are a key component to the Fund’s investment approach.
From time to time, certain of the Fund’s subadvisers may invest in small or large-cap companies, preferred stock and real estate investment trusts (“REITs”).
The Acquiring Mid Cap Value Fund is also subject to the following additional risks: Cybersecurity Risk, Large-Cap Company Risk, Small-Cap Company Risk, Preferred Stock Risk and REITs Risk.
Acquiring U.S. Socially Responsible Fund
Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board of Directors will consider, among other things, new or revised state laws that govern or affect the investments in public funds.
The Acquiring U.S. Socially Responsible Fund is also subject to the following additional risk: Cybersecurity Risk.
Below is additional information about the Acquiring Funds’ principal and non-principal investments identified above, as applicable.
Acquiring Fund(s)	Principal and Non-Principal Investments
Acquiring International Opportunities Fund Acquiring Mid Cap Value Fund
American Depositary Receipts (“ADRs”)

ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

Acquiring High Yield Bond Fund
Derivatives

Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. The Funds may purchase

Acquiring Fund(s)	Principal and Non-Principal Investments

derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, the Funds do not buy derivatives to speculate. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.

All Acquiring Funds
Diversification

Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), as well as the Investment Company Act of 1940, as amended (the “1940 Act”). All of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Code’s diversification requirements.

All Acquiring Funds
Equity Securities

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

•
Common stock – Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

	•	Preferred stock – Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.
	•	Convertible preferred stock – A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). More information about these equity securities is included elsewhere in this Prospectus or contained in the SAI.

Acquiring Fund(s)	Principal and Non-Principal Investments

Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and the indexes described below, change over time. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted above:

•
Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 1000® Index was approximately $1.8 billion to $1,400.5 billion.

•
Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the S&P MidCap 400 and Russell Midcap® Indices to the market capitalization of the largest company in the S&P MidCap 400 and Russell Midcap® Indices during the most recent 12-month period. As of August 31, 2020, the market capitalization range of the companies in the S&P MidCap 400 Index was approximately $749.78 million to $15.04 billion. As of May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.8 billion to $31.7 billion.

•
Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion.

Acquiring International Opportunities Fund
Exchange-Traded Funds (“ETFs”)

ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the ETFs have management fees which increase their cost. A Fund’s ability to invest in ETFs is limited by the 1940 Act.

Acquiring Fund(s)	Principal and Non-Principal Investments

Acquiring Aggressive Growth Lifestyle Fund
Acquiring Conservative Growth Lifestyle Fund
Acquiring High Yield Bond Fund
Acquiring International Opportunities Fund
Acquiring Moderate Growth Lifestyle Fund

Fixed-Income Securities

Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Investment grade bonds are bonds that are rated at least BBB by S&P, Baa by Moody’s or the equivalent thereof by another rating organization or, if unrated, are determined by the subadviser to be of comparable quality at the time of purchase. The VC I SAI has more detail about ratings.

Bonds that are rated Baa by Moody’s or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB- by S&P (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond

Acquiring Fund(s)	Principal and Non-Principal Investments

prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, but are not limited to, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short-term note payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities, see the VC I SAI.

Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-Backed Securities” below.

Recent market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult

Acquiring Fund(s)	Principal and Non-Principal Investments

for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, such Fund may suffer a loss.

All Acquiring Funds
Foreign Currency

Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. A Fund may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes.

All Acquiring Funds
Foreign Securities

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs. There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

All Acquiring Funds
Lending Portfolio Securities

Each Fund, other than the Lifestyle Funds, may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Funds will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC I. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash and securities issued or guaranteed by the U.S.

Acquiring Fund(s)	Principal and Non-Principal Investments

Government or its agencies or instrumentalities. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. A Fund may lose money if the Fund does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for a Fund. To the extent that either the value of the cash collateral or a Fund’s investments of the cash collateral declines below the amount owed to a borrower, such Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Fund.

Acquiring High Yield Bond Fund
Loan Assignments

Loan assignments are purchased from a lender and typically result in the purchaser succeeding to all rights and obligations under the loan agreement between the assigning lender and the borrower. However, loan assignments may be arranged through private negotiations, and the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the assigning lender.

Acquiring High Yield Bond Fund
Loan Participations

Loan participations are interests in loans acquired from a lender or from other owners of loan participations (a “Participant”). In either case, the purchaser does not establish any direct contractual relationship with the borrower. The purchaser of a loan participation is required to rely on the lender or the Participant that sold the loan participation not only for the enforcement of its rights under the loan agreement against the borrower but also for the receipt and processing of payments due under the loan. Therefore, the owner of a loan participation is subject to the credit risk of both the borrower and a lender or Participant.

All Acquiring Funds
Money Market Securities

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is a high quality, short-term debt obligation that is eligible for inclusion in money market fund portfolios, in accordance with Rule 2a-7 under the 1940 Act.

These high quality money market securities include:

	•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
	•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

Acquiring Fund(s)	Principal and Non-Principal Investments
	•	Commercial paper sold by corporations and finance companies.
	•	Corporate debt obligations with remaining maturities of 13 months or less.
	•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes

Acquiring Conservative Growth Lifestyle Fund
Mortgage-Backed Securities

Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.

Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

CMOs are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on

Acquiring Fund(s)	Principal and Non-Principal Investments

commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-backed securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.

Acquiring High Yield Bond Fund
Swap Agreements

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. Forms of swap agreements include credit default swaps, equity swaps, interest rate swaps, floors, and collars, and fixed-income total return swaps.

Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders do have. Interest rate swaps are the most common type of swap. The parties typically exchange fixed-rate payments against floating rate payments. A fixed-income total return swap is a swap, where one party pays the total return of an asset, and the other party makes periodic interest payments. The total return is the capital gain or loss, plus any interest or dividend payments. The parties have exposure to the return of the underlying asset without having to hold the underlying assets.

Fees and Expenses
Fee Tables (unaudited)
Fee Table of the Target Small Cap Value Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Small Cap Value Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Small Cap Value Fund will not commence operations until the Reorganization of the Target Small Cap Value Fund into the Acquiring Small Cap Value Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Small Cap Value Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%	0.67%
Other Expenses	0.42%	0.17%
Total Annual Fund Operating Expenses	1.09%	0.84%
Fee Waivers and/or Expense Reimbursements	-0.07%[1]	-0.07%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%[1]	0.77%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Small Cap Value Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.02%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Small Cap Value Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.77%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

Fee Table of the Target Capital Appreciation Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Capital Appreciation Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Capital Appreciation Fund will not commence operations until the Reorganization of the Target Capital Appreciation Fund into the Acquiring Capital Appreciation Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Capital Appreciation Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%
Other Expenses	0.45%	0.20%
Total Annual Fund Operating Expenses	1.00%	0.75%
Fee Waivers and/or Expense Reimbursements	-0.15%[1]	-0.15%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%[1]	0.60%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Capital Appreciation Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Capital Appreciation Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.60%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

Fee Table of the Target Aggressive Growth Lifestyle Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Aggressive Growth Lifestyle Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020 (unless restated, as noted below). The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year and after giving effect to the Reorganizations of the Underlying Funds (as of August 31, 2020) into their corresponding Acquiring Funds (if applicable). Since the Acquiring Aggressive Growth Lifestyle Fund will not commence operations until the Reorganization of the Target Aggressive Growth Lifestyle Fund into the Acquiring Aggressive Growth Lifestyle Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Aggressive Growth Lifestyle Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses	0.73%	0.64%[1]
Total Annual Fund Operating Expenses	0.87%[2]	0.78%[1]
Fee Waivers and/or Expense Reimbursements	-0.04%[3]	-0.05%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%[3]	0.73%[1,4]
1
Assumes the Reorganizations of each of the relevant Underlying Funds into their corresponding Acquiring Funds (if applicable). If none of such Reorganizations are consummated, Acquired Fund Fees and Expenses for the Pro Forma Combined Fund would be estimated to be 0.73%, resulting in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Pro Forma Combined Fund of 0.87% and 0.83%, respectively. If certain, but not all, of such Reorganizations are consummated, Acquired Fund Fees and Expenses for the Pro Forma Combined Fund would be estimated to be between 0.64% and 0.73%.

2
The Total Annual Fund Operating Expenses for the Target Aggressive Growth Lifestyle Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Target Aggressive Growth Lifestyle Fund’s annual report, which reflects the net operating expenses of the Target Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Target Aggressive Growth Lifestyle Fund as a result of investments in shares of one or more Underlying Funds.

3
Pursuant to an Expense Limitation Agreement, VALIC has contractually agreed to reimburse the expenses of the Target Aggressive Growth Lifestyle Fund until December 31, 2022, so that the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Aggressive Growth Lifestyle Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

4
Pursuant to an Expense Limitation Agreement, VALIC has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.09%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

VALIC has informed VC II that it currently reduces voluntarily the separate account charges payable under the Contracts with respect to investments in the Target Aggressive Growth Lifestyle Fund by 0.25% of the value of such investments. VALIC has also informed VC II that it does not provide this voluntary reduction in separate account charges under the Contracts with respect to series of VC I, including the Acquiring Aggressive Growth Lifestyle Fund into which the Target Aggressive Growth Lifestyle Fund will be reorganized. Nonetheless, VALIC has informed VC II that it intends to reduce voluntarily the separate account charge payable under the Contracts by 0.15% with respect to investments in the Acquiring Aggressive Lifestyle Growth Fund through April 30, 2023. Accordingly, from the perspective of Contract owners, the anticipated lower net operating expense ratio of the Combined Fund is expected to be offset in part by higher separate account charges at the Contract level.
Fee Table of the Target Moderate Growth Lifestyle Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Moderate Growth Lifestyle Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020 (unless restated, as noted below). The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year and after giving effect to the Reorganizations of the Underlying Funds (as of August 31, 2020) into their corresponding Acquiring Funds (if applicable). Since the Acquiring Moderate Growth Lifestyle Fund will not commence operations until the Reorganization of the Target Moderate Growth Lifestyle Fund into the Acquiring Moderate Growth Lifestyle Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Moderate Growth Lifestyle Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses	0.73%	0.60%[1]
Total Annual Fund Operating Expenses	0.87%[2]	0.74%[1]
Fee Waivers and/or Expense Reimbursements	-0.04%[3]	-0.01%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%[3]	0.73%[1,4]
1
Assumes the Reorganizations of each of the relevant Underlying Funds into their corresponding Acquiring Funds (if applicable). If none of such Reorganizations are consummated, Acquired Fund Fees and Expenses for the Pro Forma Combined Fund would be estimated to be 0.73%, resulting in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Pro Forma Combined Fund of 0.87% and 0.83%, respectively. If certain, but not all, of such Reorganizations are consummated, Acquired Fund Fees and Expenses for the Pro Forma Combined Fund would be estimated to be between 0.60% and 0.73%.

2
The Total Annual Fund Operating Expenses for the Target Moderate Growth Lifestyle Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Target Moderate Growth Lifestyle Fund’s annual report, which reflects the net operating expenses of the Target Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Target Fund as a result of investments in shares of one or more Underlying Funds.

3
Pursuant to an Expense Limitation Agreement, VALIC has contractually agreed to reimburse the expenses of the Target Moderate Growth Lifestyle Fund until December 31, 2022, so that the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Moderate Growth Lifestyle Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

4
Pursuant to an Expense Limitation Agreement, VALIC has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.13%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

VALIC has informed VC II that it currently reduces voluntarily the separate account charges payable under the Contracts with respect to investments in the Target Moderate Growth Lifestyle Fund by 0.25% of the value of such investments. VALIC has also informed VC II that it does not provide this voluntary reduction in separate account charges under the Contracts with respect to series of VC I, including the Acquiring Moderate Growth Lifestyle Fund into which the Target Moderate Growth Lifestyle Fund will be reorganized. Nonetheless, VALIC has informed VC

II that it intends to reduce voluntarily the separate account charge payable under the Contracts by 0.15% with respect to investments in the Acquiring Moderate Lifestyle Growth Fund through April 30, 2023. Accordingly, from the perspective of Contract owners, the anticipated lower net operating expense ratio of the Combined Fund is expected to be offset in part by higher separate account charges at the Contract level.
Fee Table of the Target Conservative Growth Lifestyle Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Conservative Growth Lifestyle Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020 (unless restated, as noted below). The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year and after giving effect to the Reorganizations of the Underlying Funds (as of August 31, 2020) into their corresponding Acquiring Funds (if applicable). Since the Acquiring Conservative Growth Lifestyle Fund will not commence operations until the Reorganization of the Target Conservative Growth Lifestyle Fund into the Acquiring Conservative Growth Lifestyle Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Conservation Growth Lifestyle Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.10%	0.10%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses	0.74%	0.61%[1]
Total Annual Fund Operating Expenses	0.89%[2]	0.76%[1]
Fee Waivers and/or Expense Reimbursements	-0.05%[3]	-0.02%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.84%[3]	0.74%[1,4]
1
Assumes the Reorganizations of each of the relevant Underlying Funds into their corresponding Acquiring Funds (if applicable). If none of such Reorganizations are consummated, Acquired Fund Fees and Expenses for the Pro Forma Combined Fund would be estimated to be 0.74%, resulting in Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Pro Forma Combined Fund of 0.89% and 0.84%, respectively. If certain, but not all, of such Reorganizations are consummated, Acquired Fund Fees and Expenses for the Pro Forma Combined Fund would be estimated to be between 0.61% and 0.74%.

2
The Total Annual Fund Operating Expenses for the Conservation Growth Lifestyle Target Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Conservation Growth Lifestyle Target Fund’s annual report, which reflects the net operating expenses of the Target Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Target Fund as a result of investments in shares of one or more Underlying Funds.

3
Pursuant to an Expense Limitation Agreement, VALIC has contractually agreed to reimburse the expenses of the Conservation Growth Lifestyle Target Fund until December 31, 2022, so that the Target Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Conservation Growth Lifestyle Target Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

4
Pursuant to an Expense Limitation Agreement, VALIC has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.13%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

VALIC has informed VC II that it currently reduces voluntarily the separate account charges payable under the Contracts with respect to investments in the Target Conservative Growth Lifestyle Fund by 0.25% of the value of such investments. VALIC has also informed VC II that it does not provide this voluntary reduction in separate account charges under the Contracts with respect to series of VC I, including the Acquiring Conservative Growth Lifestyle Fund into which the Target Conservative Growth Lifestyle Fund will be reorganized. Nonetheless, VALIC has informed VC II that it intends to reduce voluntarily the separate account charge payable under the Contracts by 0.15% with respect to investments in the Acquiring Conservative Lifestyle Growth Fund through April 30, 2023. Accordingly, from the perspective of Contract owners, the anticipated lower net operating expense ratio of the Combined Fund is expected to be offset in part by higher separate account charges at the Contract level.
Fee Table of the Target International Opportunities Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target International Opportunities Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring International Opportunities Fund will not commence operations until the Reorganization of the Target International Opportunities Fund into the Acquiring International Opportunities Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target International Opportunities Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.82%	0.82%
Other Expenses	0.40%	0.15%
Total Annual Fund Operating Expenses	1.22%	0.97%
Fee Waivers and/or Expense Reimbursements	-0.02%[1]	-0.02%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.20%[1]	0.95%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target International Opportunities Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.20%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target International Opportunities Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.95%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

Fee Table of the Target High Yield Bond Target Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target High Yield Bond Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring High Yield Bond Fund will not commence operations until the Reorganization of the Target High Yield Bond Fund into the Acquiring High Yield Bond Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target High Yield Bond Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.61%	0.61%
Other Expenses	0.37%	0.12%
Total Annual Fund Operating Expenses	0.98%	0.73%
Fee Waivers and/or Expense Reimbursements	-0.05%[1]	-0.05%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%[1]	0.68%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target High Yield Bond Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.93%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target High Yield Bond Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.

2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.68%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

Fee Table of the Target Mid Cap Value Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target Mid Cap Value Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring Mid Cap Value Fund will not commence operations until the Reorganization of the Target Mid Cap Value Fund into the Acquiring Mid Cap Value Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target Mid Cap Value Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%
Other Expenses	0.37%	0.12%
Total Annual Fund Operating Expenses	1.07%	0.82%
Fee Waivers and/or Expense Reimbursements	-0.02%[1]	-0.02%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%[1]	0.80%[2]
1
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Target Mid Cap Value Fund until December 31, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense

Reimbursements do not exceed 1.05%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Mid Cap Value Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board prior to any such renewal.
2
Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse the expenses of the Combined Fund until September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.80%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Combined Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Directors of VC I prior to any such renewal.

Fee Table of the Target U.S. Socially Responsible Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table for the Target U.S. Socially Responsible Fund are based on fees and expenses incurred during the 12-month period ended August 31, 2020. The percentages presented in the fee table for the pro forma Combined Fund are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended August 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Since the Acquiring U.S. Socially Responsible Fund will not commence operations until the Reorganization of the Target U.S. Socially Responsible Fund into the Acquiring U.S. Socially Responsible Fund is completed, only pro forma fee and expense information is provided for the Combined Fund. Future fees and expenses may be greater or less than those indicated below.
	Actual	Pro Forma
	Target U.S. Socially Responsible Fund	Combined Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%
Other Expenses	0.36%	0.11%
Total Annual Fund Operating Expenses	0.61%	0.36%
EXAMPLES:
These Examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and, if applicable, include fee waivers and/or expense reimbursements for year one. The Examples do not reflect charges imposed by the Contract. If the Contract fees were reflected, the expenses would be higher. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Target Small Cap Value Fund into Acquiring Small Cap Value Fund
	1 Year	3 Years	5 Years	10 Years
Target Small Cap Value Fund	$104	$340	$594	$1,322
Pro Forma Combined Fund	$79	$261	$459	$1,031
Target Capital Appreciation Fund into Acquiring Capital Appreciation Fund
	1 Year	3 Years	5 Years	10 Years
Target Capital Appreciation Fund	$87	$303	$538	$1,211
Pro Forma Combined Fund	$61	$225	$402	$916

Target Aggressive Growth Lifestyle Fund into Acquiring Aggressive Growth Lifestyle Fund
	1 Year	3 Years	5 Years	10 Years
Target Aggressive Growth Lifestyle Fund	$85	$274	$478	$1,069
Pro Forma Combined Fund	$75	$244	$428	$961
Target Moderate Growth Lifestyle Fund into Acquiring Moderate Growth Lifestyle Fund
	1 Year	3 Years	5 Years	10 Years
Target Moderate Growth Lifestyle Fund	$85	$274	$478	$1,069
Pro Forma Combined Fund	$75	$236	$410	$917
Target Conservative Growth Lifestyle Fund into Acquiring Conservative Growth Lifestyle Fund
	1 Year	3 Years	5 Years	10 Years
Target Conservative Growth Lifestyle Fund	$86	$279	$488	$1,091
Pro Forma Combined Fund	$76	$241	$420	$940
Target International Opportunities Fund into Acquiring International Opportunities Fund
	1 Year	3 Years	5 Years	10 Years
Target International Opportunities Fund	$122	$385	$668	$1,476
Pro Forma Combined Fund	$97	$307	$534	$1,188
Target High Yield Bond Fund into Acquiring High Yield Bond Fund
	1 Year	3 Years	5 Years	10 Years
Target High Yield Bond Fund	$95	$307	$537	$1,197
Pro Forma Combined Fund	$69	$228	$401	$902
Target Mid Cap Value Fund into Acquiring Mid Cap Value Fund
	1 Year	3 Years	5 Years	10 Years
Target Mid Cap Value Fund	$107	$338	$588	$1,304
Pro Forma Combined Fund	$82	$260	$453	$1,012
Target U.S. Socially Responsible Fund into Acquiring U.S. Socially Responsible Fund
	1 Year	3 Years	5 Years	10 Years
Target U.S. Socially Responsible Fund	$62	$195	$340	$762
Pro Forma Combined Fund	$37	$116	$202	$456
Each of the Target Funds, other than the Lifestyle Funds, pays VALIC an annual fee of 0.25% of average daily net assets for the provision of record keeping and shareholder services to Contract owners and participants that have selected the Target Fund as an investment option (the “shareholder services fee”). VALIC has informed each Target Fund that, in connection with its receipt of the shareholder services fee, VALIC currently reduces voluntarily the separate account charges payable under the Contracts with respect to investments in the Target Fund by 0.25% of the value of such investments. VALIC has also informed each Target Fund that it does not provide this voluntary reduction in separate account charges under the Contracts with respect to certain series of VC I, including its corresponding Acquiring Fund into which the Target Fund will be reorganized. Accordingly, from the perspective of Contract owners, the anticipated lower net operating expense ratio of the Combined Fund due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund is expected to be offset in part by 0.25% higher separate account charges at the Contract level.

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During its most recent fiscal year, each Fund had the following portfolio turnover rate:
Fund	Rate
Target Small Cap Value Fund	69%
Acquiring Small Cap Value Fund	—%*
Target Capital Appreciation Fund	62%
Acquiring Capital Appreciation Fund	—%*
Target Aggressive Growth Lifestyle Fund	48%
Acquiring Aggressive Growth Lifestyle Fund	—%*
Target Moderate Growth Lifestyle Fund	49%
Acquiring Moderate Growth Lifestyle Fund	—%*
Target Conservative Growth Lifestyle Fund	38%
Acquiring Conservative Growth Lifestyle Fund	—%*
Target International Opportunities Fund	45%
Acquiring International Opportunities Fund	—%*
Target High Yield Bond Fund	49%
Acquiring High Yield Bond Fund	—%*
Target Mid Cap Value Fund	63%
Acquiring Mid Cap Value Fund	—%*
Target U.S. Socially Responsible Fund	14%
Acquiring U.S. Socially Responsible Fund	—%*
*	The Fund is newly formed and has no portfolio turnover information.
Principal Investment Risks
Because of the similarities in the principal investment strategies of the applicable Target Fund and its corresponding Acquiring Fund, the Funds in each Reorganization are subject to the same principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the tables below. For more information on these risks, see “Comparison of the Funds—Risks of the Funds.”
Target Small Cap Value Fund and Acquiring Small Cap Value Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	■	Same as Target Fund.
	■	Equity Securities Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
	■	Value Style Risk
Target Capital Appreciation Fund and Acquiring Capital Appreciation Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	■	Same as Target Fund.
	■	Equity Securities Risk
	■	Growth Style Risk
	■	Large-Cap Companies Risk
	■	Market Risk
	■	Securities Lending Risk

Target Aggressive Growth Lifestyle Fund and Acquiring Aggressive Growth Lifestyle Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Active Trading Risk	■	Same as Target Fund.
	■	Affiliated Fund Risk
	■	Equity Securities Risk
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Fund-of-Funds Risk
	■	Underlying Funds Risk
	■	Large-Cap Companies Risk
	■	Junk Bond Risk
	■	Market Risk
	■	Asset Allocation Risk
	■	Real Estate Investments Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
	■	Underlying Fund Securities Lending Risk
Target Moderate Growth Lifestyle Fund and Acquiring Moderate Growth Lifestyle Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Active Trading Risk	■	Same as Target Fund.
	■	Affiliated Fund Risk
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Fund-of-Funds Risk
	■	Underlying Funds Risk
	■	Large-Cap Companies Risk
	■	Junk Bond Risk
	■	Market Risk
	■	Asset Allocation Risk
	■	Real Estate Investments Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
	■	Underlying Fund Securities Lending Risk
Target Conservative Growth Lifestyle Fund and Acquiring Conservative Growth Lifestyle Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Active Trading Risk	■	Same as Target Fund.
	■	Affiliated Fund Risk
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Fund-of-Funds Risk
	■	Underlying Funds Risk
	■	Junk Bond Risk
	■	Large-Cap Companies Risk

Target Fund		Acquiring Fund
■	Market Risk
■	Asset Allocation Risk
■	Real Estate Investments Risk
■	Mid-Cap Company Risk
■	Small-Cap Company Risk
■	Underlying Fund Securities Lending Risk
Target International Opportunities Fund and Acquiring International Opportunities Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	■	Same as Target Fund.
	■	Currency Risk
	■	Foreign Investments Risk
	■	Emerging Markets Risk
	■	Equity Securities Risk
	■	Depositary Receipts Risk
	■	Geographic Risk
	■	Growth Style Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
Target High Yield Bond Fund and Acquiring High Yield Bond Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Call or Prepayment Risk	■	Same as Target Fund.
	■	Credit Risk
	■	Currency Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Junk Bond Risk
	■	Management Risk
	■	Market Risk
	■	Securities Lending Risk
Target Mid Cap Value Fund and Acquiring Mid Cap Value Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	■	Same as Target Fund.
	■	Depositary Receipts Risk
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Market Risk
	■	Mid-Cap Company Risk
	■	Securities Lending Risk
	■	Value Style Risk

Target U.S. Socially Responsible Fund and Acquiring U.S. Socially Responsible Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Convertible Securities Risk	■	Same as Target Fund.
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Market Risk
	■	Preferred Stock Risk
	■	Securities Lending Risk
	■	Social Criteria Risk
You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Funds.
As with any mutual fund, there can be no assurance that each Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Fund goes down, you could lose money.
Federal Tax Consequences
Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, none of the relevant Target Fund, the relevant Acquiring Fund, or their respective shareholders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of each Reorganization, VC I, on behalf of the relevant Acquiring Fund, and VC II, on behalf of the relevant Target Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.
Contract owners will not recognize gain or loss as a result of a Reorganization. As is the case with other distributions to the Separate Accounts (as defined below) of the Life Companies holding shares, Contract owners will not be taxed on any distributions paid with respect to a Reorganization.
For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”
Purchase, Redemption and Valuation of Shares
Procedures for the purchase, redemption and valuation of shares of each Target Fund and its respective Acquiring Fund are identical.

COMPARISON OF THE FUNDS
Principal and Non-Principal Investment Risks
The Funds are subject to certain similar principal and non-principal risks associated with an investment in the relevant Fund. The principal and non-principal investment risks of each Fund are set out in the tables below.
Target Small Cap Value Fund and Acquiring Small Cap Value Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	Same as Target Fund.
	■	Equity Securities Risk
	■	Market Risk
	■	Securities Lending Risk
	■	Small-Cap Company Risk
	■	Value Style Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
	■	Active Trading Risk
	■	Foreign Investment Risk
	■	Investment Company Risk
	■	Derivatives Risk
Target Capital Appreciation Fund and Acquiring Capital Appreciation Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	Same as Target Fund.
	■	Equity Securities Risk
	■	Growth Style Risk
	■	Large-Cap Companies Risk
	■	Market Risk
	■	Securities Lending Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
	■	Active Trading Risk
	■	Foreign Investment Risk
Target Aggressive Growth Lifestyle Fund and Acquiring Aggressive Growth Lifestyle Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Active Trading Risk	Same as Target Fund.
	■	Affiliated Fund Risk
	■	Equity Securities Risk
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Fund-of-Funds Risk
	■	Underlying Funds Risk
	■	Large-Cap Companies Risk
	■	Junk Bond Risk
	■	Market Risk
	■	Asset Allocation Risk
	■	Real Estate Investments Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
	■	Underlying Fund Securities Lending Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.

Target Moderate Growth Lifestyle Fund and Acquiring Moderate Growth Lifestyle Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Active Trading Risk	Same as Target Fund.
	■	Affiliated Fund Risk
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Fund-of-Funds Risk
	■	Underlying Funds Risk
	■	Large-Cap Companies Risk
	■	Junk Bond Risk
	■	Market Risk
	■	Asset Allocation Risk
	■	Real Estate Investments Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
	■	Underlying Fund Securities Lending Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
Target Conservative Growth Lifestyle Fund and Acquiring Conservative Growth Lifestyle Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Active Trading Risk	Same as Target Fund.
	■	Affiliated Fund Risk
	■	Call or Prepayment Risk
	■	Credit Risk
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Fund-of-Funds Risk
	■	Underlying Funds Risk
	■	Junk Bond Risk
	■	Large-Cap Companies Risk
	■	Market Risk
	■	Asset Allocation Risk
	■	Real Estate Investments Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
	■	Underlying Fund Securities Lending Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
Target International Opportunities Fund and Acquiring International Opportunities Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	Same as Target Fund.
	■	Currency Risk
	■	Foreign Investments Risk
	■	Emerging Markets Risk
	■	Equity Securities Risk
	■	Depositary Receipts Risk
	■	Geographic Risk
	■	Growth Style Risk

	Target Fund		Acquiring Fund
	■	Market Risk
	■	Securities Lending Risk
	■	Mid-Cap Company Risk
	■	Small-Cap Company Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
	■	Active Trading Risk
	■	Credit Risk
	■	Interest Rate Risk
	■	Investment Company Risk
	■	Liquidity Risk
	■	Preferred Stock Risk
	■	Participatory Notes Risk
	■	Sector Risk
Target High Yield Bond Fund and Acquiring High Yield Bond Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Call or Prepayment Risk	Same as Target Fund.
	■	Credit Risk
	■	Currency Risk
	■	Foreign Investment Risk
	■	Interest Rate Risk
	■	Junk Bond Risk
	■	Management Risk
	■	Market Risk
	■	Securities Lending Risk
Non-Principal Risks	■	Convertible Securities Risk	Same as Target Fund.
	■	Counterparty Risk
	■	Credit Default Swap Risk
	■	Cybersecurity Risk
	■	Derivatives Risk
	■	Equity Securities Risk
	■	Hedging Risk
	■	Loan Risk
	■	Preferred Stock Risk
	■	Warrant Risk
Target Mid Cap Value Fund and Acquiring Mid Cap Value Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Management Risk	Same as Target Fund.
	■	Depositary Receipts Risk
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Market Risk
	■	Mid-Cap Company Risk
	■	Securities Lending Risk
	■	Value Style Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
	■	Large-Cap Company Risk
	■	Small-Cap Company Risk
	■	Preferred Stock Risk
	■	REITs Risk

Target U.S. Socially Responsible Fund and Acquiring U.S. Socially Responsible Fund
	Target Fund		Acquiring Fund
Principal Risks	■	Convertible Securities Risk	Same as Target Fund.
	■	Equity Securities Risk
	■	Foreign Investment Risk
	■	Market Risk
	■	Preferred Stock Risk
	■	Securities Lending Risk
	■	Social Criteria Risk
Non-Principal Risks	■	Cybersecurity Risk	Same as Target Fund.
The following discussion describes the principal risks that may affect the relevant Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the respective Acquiring Fund’s Summary Prospectus.
As with any mutual fund, there can be no assurance that the relevant Acquiring Fund’s investment objective will be met or that the net return on an investment in the relevant Acquiring Fund will exceed what could have been obtained through other investment or savings vehicles.
Shares of each Acquiring Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Acquiring Fund goes down, you could lose money.
The following are the principal investment risks associated with the respective Acquiring Fund and, therefore, also with the respective Combined Fund:
Acquiring Fund(s)	Principal Risk Factors
Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Active Trading Risk. The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Funds. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Affiliated Fund Risk. The subadviser chooses the Underlying Funds in which the Fund invests. As a result, the subadviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees payable to it by the adviser for subadvising some Underlying Funds are higher than the fees payable to the subadviser by the adviser for subadvising other Underlying Funds. However, the subadviser is subject to the adviser’s oversight and has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The Fund is subject to the risk that the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes and market sectors may not produce the desired result.

Acquiring Fund(s)	Principal Risk Factors
Acquiring High Yield Bond Fund
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.

Acquiring U.S. Socially Responsible Fund
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Acquiring High Yield Bond Fund	Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments.
Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund	Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund is unable to make interest or principal payments.
Acquiring International Opportunities Fund Acquiring High Yield Bond Fund
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Acquiring International Opportunities Fund Acquiring Mid Cap Value Fund
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.

Acquiring International Opportunities Fund
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Acquiring Fund(s)	Principal Risk Factors
Acquiring Small Cap Value Fund Acquiring Capital Appreciation Fund Acquiring International Opportunities Fund Acquiring Mid Cap Value Fund Acquiring U.S. Socially Responsible Fund
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Equity Securities Risk. The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Acquiring International Opportunities Fund Acquiring High Yield Bond Fund Acquiring Mid Cap Value Fund Acquiring U.S. Socially Responsible Fund
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Foreign Investment Risk. The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Acquiring Fund(s)	Principal Risk Factors
Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Fund-of-Funds Risk. The costs of investing in the Fund, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Acquiring International Opportunities Fund
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Acquiring Capital Appreciation Fund Acquiring International Opportunities Fund
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.

Acquiring High Yield Bond Fund
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Acquiring Fund(s)	Principal Risk Factors
Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Interest Rate Risk. The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Underlying Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.

Acquiring High Yield Bond Fund
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Junk Bond Risk. The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities.

Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.

Acquiring Capital Appreciation Fund
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Large-Cap Companies Risk. The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Acquiring Small Cap Value Fund Acquiring Capital Appreciation Fund Acquiring International Opportunities Fund Acquiring High Yield Bond Fund Acquiring Mid Cap Value Fund
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Acquiring Fund(s)	Principal Risk Factors

Acquiring Small Cap Value Fund
Acquiring Capital Appreciation Fund
Acquiring International Opportunities Fund
Acquiring High Yield Bond Fund
Acquiring Mid Cap Value Fund
Acquiring U.S. Socially Responsible Fund

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Market Risk. The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods

Acquiring Fund(s)	Principal Risk Factors

of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which an Underlying Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Acquiring International Opportunities Fund Acquiring Mid Cap Value Fund
Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Mid-Cap Company Risk. The Underlying Funds may invest in mid-cap companies. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Acquiring U.S. Socially Responsible Fund
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Real Estate Investments Risk. The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

Acquiring Fund(s)	Principal Risk Factors

Acquiring Small Cap Value Fund
Acquiring Capital Appreciation Fund
Acquiring International Opportunities Fund
Acquiring High Yield Bond Fund
Acquiring Mid Cap Value Fund
Acquiring U.S. Socially Responsible Fund

Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Acquiring Small Cap Value Fund Acquiring International Opportunities Fund
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Small-Cap Company Risk. The Underlying Funds may invest in small-cap companies. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Acquiring Fund(s)	Principal Risk Factors
Acquiring U.S. Socially Responsible Fund
Social Criteria Risk. Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the affected investments even if this means the Fund loses money. Therefore, adhering to the social criteria screening may affect the Fund’s performance relative to similar funds that do not adhere to such criteria.

Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Underlying Funds Risk. The risks of the Fund owning the Underlying Funds generally reflect the risks of owning the underlying securities held by the Underlying Funds. Disruptions in the markets for the securities held by the Underlying Funds could result in losses on the Fund’s investment in such securities. The Underlying Funds also have fees that increase their costs versus owning the underlying securities directly. For example, the Fund indirectly pays a portion of the expenses (including management fees and operating expenses) incurred by the Underlying Funds.

Acquiring Fund(s)	Principal Risk Factors
Acquiring Aggressive Growth Lifestyle Fund Acquiring Conservative Growth Lifestyle Fund Acquiring Moderate Growth Lifestyle Fund
Underlying Fund Securities Lending Risk. Certain Underlying Funds may lend portfolio securities to generate additional income. Engaging in securities lending could increase the market and credit risk for an Underlying Fund’s investments. An Underlying Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. An Underlying Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects such Underlying Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or an Underlying Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Underlying Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to an Underlying Fund on a timely basis and the Underlying Fund may therefore lose the opportunity to sell the securities at a desirable price. If an Underlying Fund in which the Fund invests incurs losses as a result of its securities lending activities, the value of the Underlying Fund may decrease, which will have an adverse effect on the Fund.

Acquiring Small Cap Value Fund Acquiring Mid Cap Value Fund
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Fundamental and Non-Fundamental Investment Restrictions
Each Target Fund and its corresponding Acquiring Fund have identical investment restrictions. If the shareholders of a Target Fund approve the Reorganization relating to their Target Fund, VALIC will manage the respective Combined Fund pursuant to the investment restrictions of the Acquiring Fund. The complete list of the fundamental and non-fundamental investment restrictions of each Target Fund and the corresponding Acquiring Fund is set out in “Appendix B – Fundamental and Non-Fundamental Investment Restrictions.”
Performance Information
The following bar charts and tables illustrate the risks of investing in each Target Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future. Each of the Acquiring Funds is newly organized and has no performance information.

Target Small Cap Value Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Small Cap Value Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 33.74% (quarter ended December 31, 2020) and the lowest return for a quarter was -36.20% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Small Cap Value Fund	4.67%	7.53%	7.45%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	8.66%
Target Capital Appreciation Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Capital Appreciation Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 24.11% (quarter ended June 30, 2020) and the lowest return for a quarter was -17.63% (quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Capital Appreciation Fund	28.77%	15.97%	14.27%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

Target Aggressive Growth Lifestyle Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Aggressive Growth Lifestyle Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.26% (quarter ended June 30, 2020) and the lowest return for a quarter was -19.27% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Aggressive Growth Lifestyle Fund	13.47%	10.05%	8.87%
Blended Index (reflects no deduction for fees, expenses or taxes)	13.97%	11.01%	9.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Target Moderate Growth Lifestyle Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Moderate Growth Lifestyle Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.93% (quarter ended June 30, 2020) and the lowest return for a quarter was -15.61% (quarter ended March 31, 2020).

Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Moderate Growth Lifestyle Fund	12.45%	9.21%	7.97%
Blended Index (reflects no deduction for fees, expenses or taxes)	12.82%	9.42%	8.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Target Conservative Growth Lifestyle Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Conservative Growth Lifestyle Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.18% (quarter ended June 30, 2020) and the lowest return for a quarter was -11.68% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Conservative Growth Lifestyle Fund	10.89%	7.38%	6.33%
Blended Index (reflects no deduction for fees, expenses or taxes)	10.96%	7.56%	6.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Target International Opportunities Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target International Opportunities Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 24.04% (quarter ended June 30, 2020) and the lowest return for a quarter was -24.77% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target International Opportunities Fund	16.88%	10.94%	7.46%
MSCI EAFE Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)	12.34%	9.40%	7.85%
Target High Yield Bond Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target High Yield Bond Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.19% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.13% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target High Yield Bond Fund	6.73%	7.67%	6.00%
FTSE High Yield Market Index (reflects no deduction for fees, expenses or taxes)	6.29%	8.40%	6.49%
Target Mid Cap Value Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target Mid Cap Value Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 24.58% (quarter ended December 31, 2020) and the lowest return for a quarter was -31.68% (quarter ended March 31, 2020).

Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target Mid Cap Value Fund	3.64%	8.40%	8.92%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)	4.96%	9.73%	10.49%
Target U.S. Socially Responsible Fund
Calendar Year Total Returns, as of 12/31 each year for
the Target U.S. Socially Responsible Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.33% (quarter ended June 30, 2020) and the lowest return for a quarter was -20.12% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Target U.S. Socially Responsible Fund	15.85%	14.07%	13.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Because the Acquiring Funds have no operating history, the respective Target Fund will be the accounting survivor of each Reorganization. Each Combined Fund will also maintain the performance history of the respective Target Fund at the closing of each Reorganization.
Management of the Funds
VALIC, located at 2929 Allen Parkway, Houston, Texas 77019, is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
VALIC serves as investment adviser to each Fund pursuant to Investment Advisory Agreements (each, an “Advisory Agreement” and together the “Advisory Agreements”) with each of VC I and VC II, on behalf of the relevant Fund(s). As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers that make investment decisions for the Funds.
Each of VC I and VC II relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new unaffiliated subadvisers or replace existing subadvisers with an unaffiliated subadviser without first obtaining shareholder approval for the change. Each of the Board and the Board of Directors of VC I, including a majority of the Independent Trustees, must approve each new subadvisory agreement. This allows VALIC to act more quickly to change subadvisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, each of VC I and VC II will provide investors with information about each new subadviser and its subadvisory agreement within 90 days of hiring the new subadviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the subadvisers and oversees the subadvisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.
The Subadviser for each Target Fund and its corresponding Acquiring Fund are the same.
Small Cap Value Fund
JPMIM. JPMIM is located at 270 Park Avenue, New York, New York 10017. JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of September 30, 2020, JPMIM and its affiliates managed over $2.193 trillion in assets, based on the assets under management for the Asset Management (J.P. Morgan Asset Management, Private and Wealth Management, Private Bank) division of JPMorgan Chase & Co.
The Small Cap Value Fund is managed by Phillip Hart, Lindsey J. Houghton, Wonseok Choi, Jonathan L. Tse and Akash Gupta.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Phillip Hart, CFA, Managing Director, Head of U.S. Behavioral Finance Small Cap Equity Group	2012 (Target Fund); October 2020 (Acquiring Fund)
Lindsey Houghton, Executive Director, Fundamental Research	2019 (Target Fund); October 2020 (Acquiring Fund)
Wonseok Choi, Managing Director, Head of U.S. Behavioral Finance Quantitative Research	2019 (Target Fund); October 2020 (Acquiring Fund)
Jonathan Tse, Executive Director, Quantitative Research	2019 (Target Fund); October 2020 (Acquiring Fund)
Akash Gupta, Executive Director, Fundamental Research	2019 (Target Fund); October 2020 (Acquiring Fund)
Mr. Hart, Managing Director, is the head of the U.S. Behavioral Finance Small Cap Equity Group. An employee since 2003, his responsibilities include managing all of behavioral finance small-cap strategies. Previously, he worked on quantitative research and the daily implementation and maintenance of portfolios for the group. Mr. Hart holds the Chartered Financial Analyst designation. Mr. Houghton, executive director, is a portfolio manager in the U.S. Behavioral Finance Small and Mid-Cap Equity Group. An employee since 2006, Mr. Houghton was previously a senior analyst on the Bear Stearns quantitative equity team. Mr. Houghton has previous experience as a quantitative analyst at BKF Asset Management, Inc. and as a portfolio manager assistant at ING Investment Management. Mr. Houghton graduated from the University of Delaware with a B.S. in business administration with a concentration in finance. Mr. Choo, is managing director, is the head of quantitative research for the U.S. Behavioral Finance Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the firm, Mr. Choi worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the firm’s forecasting, risk, and transaction-cost models. Mr. Choi holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University. Mr. Tse, is executive director, is a member of the quantitative research team for the U.S. Equity Behavioral Finance Strategies. He joined the firm in August 2004 as an analyst in the U.S. Equity Behavioral Finance group. Prior to joining the firm, Mr. Tse worked as a summer intern for UBS and Credit Suisse First Boston in software and database development. Mr. Choi graduated in May 2004 with a B.S. in computer engineering from Columbia University. Mr. Tse is a CFA charterholder. Mr. Gupta, is executive director, and an analyst in the U.S. Behavioral Finance Small and Mid-Cap Equity Group, and has been a member of the team since 2008. An employee since 2004, Mr. Gupta previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. Mr. Gupta holds a B.Tech. in electronics & communication (Gold Medalist) from I.I.T. (Indian Institute of Technology) in Roorkee, India and an M.B.A. in analytical finance from the ISB (Indian School of Business) in Hyderabad, India. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).

Capital Appreciation Fund
BMO Asset Management. BMO is located at 115 S. LaSalle Street, Chicago, Illinois 60603. BMO Asset Management is a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a publicly-held Canadian diversified financial services company. As of August 31, 2020, BMO Asset Management had approximately $51.79 billion in assets under management.
The Capital Appreciation Fund is managed by David A. Corris and Jason C. Hans.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
David A. Corris, Head of Disciplined Equity, Managing Director	2018 (Target Fund); October 2020 (Acquiring Fund)
Jason C. Hans, Director, Portfolio Manager	2018 (Target Fund); October 2020 (Acquiring Fund)
Mr. Corris joined BMO Asset Management in 2008 where he currently serves as Head of Disciplined Equity and a Managing Director. He is a CFA charterholder. Mr. Hans joined BMO Asset Management in 2008 where he currently serves as a Director and Portfolio Manager. He is a CFA charterholder.
Lifestyle Funds
PineBridge. PineBridge is located at Park Avenue Tower, 65 East 55th Street, New York, New York 10022. PineBridge is a wholly owned subsidiary of PineBridge Investments Holdings US LLC, which is a wholly owned subsidiary of PineBridge Investments, L.P. (“PILP”), a Cayman Islands limited partnership. The general partner of PILP is Pacific Century Investment Holdings (Cayman Islands), L.P. (“PCIHL”). PCIHL is wholly owned by Pacific Century Investment Holdings No. 1 Limited (“PCIH No. 1”). PCIH No. 1 is wholly owned by ChiltonLink Limited, which, in turn, is wholly owned by Richard Li.
PineBridge is an independent asset manager with over 60 years of experience in emerging and developed markets, having built an extensive platform of asset allocation, fixed income, equity, private equity and hedge fund-of-fund investment capabilities to meet diverse client needs. As of August 31, 2020, PineBridge managed approximately $112.45 billion.
Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.
Investment decisions for the Lifestyle Funds are made by a team including Jose R. Aragon, Michael J. Kelly and Paul Mazzacano.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Jose R. Aragon, Senior Vice President and Portfolio Manager, Global Multi-Asset Products	2008 (Target Fund); October 2020 (Acquiring Fund)
Michael J. Kelly, CFA, Managing Director, Global Head of Multi-Asset Products	2002 (Target Fund); October 2020 (Acquiring Fund)
Paul Mazzacano, Managing Director and Portfolio Manager, Global Multi-Asset Products	2007 (Target Fund); October 2020 (Acquiring Fund)
Mr. Aragon joined PineBridge in 2003 and is currently a Senior Vice President and a Portfolio Manager for PineBridge’s multi-asset products. Prior to assuming this role, Mr. Aragon managed PineBridge’s multi-strategy hedge fund and was a quantitative analyst in the PineBridge structured equity group. Mr. Kelly, Managing Director, Global Head of Multi-Asset Products, joined PineBridge in 1999. In his current role, Mr. Kelly is primarily responsible for the development and management of institutional pension fund advisory and retail orientated multi-asset vehicles. Mr. Mazzacano, a Managing Director and Portfolio Manager, Multi-Asset Products, joined PineBridge in 2001. He assumed the role of Head of Product Management in 2006, and then in 2007 Global Head of Investment Manager Research and Portfolio Manager of multi-asset products. He is responsible for the global coordination of PineBridge manager selection and monitoring activities.

International Opportunities Fund
DIFA. DIFA is located at 2005 Market Street, Philadelphia, PA 19103. DIFA and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of September 30, 2020, over $242.3 billion in assets, including mutual funds, separate accounts, and other investment vehicles. DIFA is a series of Macquarie Investment Management Business Trust, which is a subsidiary of MMHI. MMHI is a wholly-owned subsidiary of Macquarie Group Ltd.
The portion of the International Opportunities Fund subadvised by DIFA is managed by Stephan Maikkula, Joseph Devine and Gabriel Wallach.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Stephan Maikkula, Vice President, Portfolio Manager	2013 (Target Fund); October 2020 (Acquiring Fund)
Gabriel Wallach, Vice President, Portfolio Manager	2016 (Target Fund); October 2020 (Acquiring Fund)
Joseph Devine, Senior Vice President, Chief Investment Officer, Portfolio Manager—Global Ex-US Equity	2016 (Target Fund); October 2020 (Acquiring Fund)
Stephan Maikkula, CFA, CMT, Vice President, Portfolio Manager.
Stephan Maikkula joined Macquarie Investment Management (“MIM”) in March 2016 as a portfolio manager for the Global Ex-US Equity team. Previously, he worked at UBS Asset Management from July 2007 to February 2016 in various investment roles, leaving the firm as a portfolio manager on the Global ex-US Growth Equities team. Prior to UBS, Mr. Maikkula worked at Nicholas-Applegate Capital Management as a generalist on the firm’s International Growth team, where he covered Europe. Previously, he was an analyst and portfolio manager with the Employees Retirement System of Texas. Prior to that, Mr. Maikkula was a portfolio manager for the MBA Investment Fund and an investment analyst intern at the Teacher Retirement System of Texas. He also worked for Cargill for six years in various commodity merchandising roles, providing fundamental and technical analysis of commodity markets. Mr. Maikkula earned a bachelor’s degree at St. John’s University and an MBA at the University of Texas at Austin. He is a member of the CFA Institute and the Market Technicians Association.
Joseph Devine, Senior Vice President, Chief Investment Officer - Global Ex-US Equity
Joseph Devine joined MIM in March 2016 as head of the Global Ex-US Equity team. Previously, he worked at UBS Asset Management from July 2007 to February 2016, first as senior portfolio manager and then as head of the Global ex-US Growth Equities team. Prior to UBS, Mr. Devine worked at Nicholas-Applegate Capital Management from July 2005 to July 2007 as lead portfolio manager for the Emerging Markets and Pacific Rim portfolios of the International Growth team. Prior to that, he was an Asian equity analyst at Duncan-Hurst Capital Management. Mr. Devine was also responsible for the firm’s Global Emerging Markets portfolio. He previously held trading positions at Peregrine Investment Holdings in the Philippines and Singapore, and at Credit Suisse First Boston in Hong Kong and Singapore. Mr. Devine earned a bachelor’s degree at the University of Southern California and an MBA at the Marshall School of Business at the University of Southern California.
Gabriel Wallach, Vice President, Portfolio Manager
Gabriel Wallach joined MIM in August 2016 as a portfolio manager for the Global Ex-US Equity team. Previously, Mr. Wallach was a portfolio manager at North Grove Capital, a company he founded in August 2014 focused on emerging markets equities. From April 2004 to May 2014, he was chief investment officer, global emerging markets equities at BNP Paribas Investment Partners managing several strategies, including global emerging markets equities, frontier markets equities, and regional funds investing in Latin America, Asia, and Europe, the Middle East, and Africa (EMEA), respectively. Before that, Mr. Wallach worked at Baring Asset Management from 1997 to 2003, first as head of Latin American equities and left the firm as a senior portfolio manager with the US Equity team. Previously, he was a senior analyst at Fiduciary Trust Company, where he primarily focused on Latin America. Mr. Wallach earned his bachelor’s degree in economics from Hampshire College.

MFS. MFS is located at 111 Huntington Avenue, Boston, Massachusetts 02199. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under management of the MFS organization were approximately $546 billion as of September 30, 2020.
MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of David Antonelli, Peter Fruzzetti, Jose Luis Garcia, Robert Lau, and Sandeep Mehta.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
David Antonelli, Vice Chairman of MFS	2012 (Target Fund); October 2020 (Acquiring Fund)
Peter Fruzzetti, Investment Officer of MFS	2012 (Target Fund); October 2020 (Acquiring Fund)
Jose Luis Garcia, Investment Officer of MFS	2012 (Target Fund); October 2020 (Acquiring Fund)
Robert Lau, Investment Officer of MFS	2012 (Target Fund); October 2020 (Acquiring Fund)
Sandeep Mehta, Investment Officer at MFS	2012 (Target Fund); October 2020 (Acquiring Fund)
Mr. Antonelli is a Vice Chairman of MFS and Messrs. Fruzzetti, Garcia, Lau and Mehta are each Investment Officers of MFS. Mr. Antonelli has been employed in the investment area of MFS since 1991. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008.
High Yield Bond Fund
Wellington Management. Wellington Management is located at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a Delaware limited liability partnership and is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
As of September 30, 2020, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
Christopher A. Jones, CFA, Senior Managing Director and Fixed-Income Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Target High Yield Bond Fund and the Acquiring High Yield Bond Fund since 2009 and October 2020, respectively. Mr. Jones joined Wellington Management as an investment professional in 1994.
Mid Cap Value Fund
Boston Partners. Boston Partners is located at 60 East 42nd Street, Suite 1550, New York, New York 10165. Boston Partners is an indirect wholly-owned subsidiary of ORIX Corporation of Japan. Boston Partners is a value equity asset manager with $68.48 billion in assets under management as of August 31, 2020.
A portion of the Mid Cap Value Fund is managed by Steven L. Pollack, CFA and Joseph F. Feeney, Jr., CFA.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Steven L. Pollack, Portfolio Manager	2011 (Target Fund); October 2020 (Acquiring Fund)
Joseph F. Feeney, Jr., Chief Executive Officer, Chief Investment Officer	2011 (Target Fund); October 2020 (Acquiring Fund)

Mr. Pollack is the portfolio manager for Boston Partners Mid Cap Value Equity product. He is in his nineteenth year with the firm and he has thirty-five years of investment experience. Mr. Feeney is Chief Executive Officer and Chief Investment Officer of Boston Partners. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research group. Mr. Feeney joined the firm upon its inception in 1995. He has thirty-four years of investment experience and will be the sole Chief Executive Officer effective as of January 1, 2020.
The portion of the Mid Cap Value Fund managed by Wellington Management is managed by Gregory J. Garabedian. Mr. Garabedian is a Managing Director and Equity Portfolio Manager of Wellington Management and Manager of the Target Mid Cap Value Fund and the Acquiring Mid Cap Value Fund since 2018 and October 2020, respectively. Mr. Garabedian joined Wellington Management as an investment professional in 2006.
U.S. Socially Responsible Fund
SunAmerica. SunAmerica is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. SunAmerica is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SunAmerica’s primary focus has been on the management, in either an advisory or subadvisory capacity, of registered investment products. As of August 31, 2020, SunAmerica managed, advised and/or administered more than $45 billion in assets.
The U.S. Socially Responsible Fund is managed by a team consisting of Timothy Campion and Elizabeth Mauro, with Mr. Campion serving as team leader.
Portfolio Managers (Name and Title)	Portfolio Manager of the Fund Since
Timothy Campion, Senior Vice President, Lead Portfolio Manager	2012 (Target Fund); October 2020 (Acquiring Fund)
Elizabeth Mauro, Portfolio Manager, Co-Portfolio Manager	2019 (Target Fund); October 2020 (Acquiring Fund)
Mr. Campion is a Senior Vice President and Lead Portfolio Manager at SunAmerica. He is responsible for the management and trading of a wide variety of social and domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Mauro joined SunAmerica in 2017 and is a fixed income trader and portfolio manager. Prior to joining the firm, she held several capital markets positions at Bank of New York Mellon Corporation, with product coverage in the Commercial Paper, Yankee CD, U.S. Treasuries, Agency Discount Notes, Bullets, and short-term Corporates categories. Ms. Mauro received her B.A. in Government from Smith College. Her investment experience dates back to 2011.
The applicable Company SAI provides additional information about the compensation of each Fund’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Fund and other funds managed by VALIC.
As discussed below under “Investment Advisory Agreement,” following the Reorganizations, VALIC will continue to serve as the investment adviser of each Combined Fund and the respective Subadviser for each Acquiring Fund will continue to serve as Subadviser to the respective Combined Fund. It is anticipated that the current portfolio managers for each Acquiring Fund will be the portfolio managers of the respective Combined Fund following the Reorganizations.
The exemptive order discussed above will continue to apply to each Combined Fund following the completion of the Reorganizations. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for a Combined Fund, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory Agreement
Pursuant to each Company’s Advisory Agreement with VALIC, each Fund pays VALIC an advisory fee. As compensation for its services, VALIC receives from each Fund a fee, accrued daily and payable monthly, based on the average monthly net asset value of the Fund at the following annual rates listed below:
Fund	Advisory Fee paid to VALIC
Target Small Cap Value Fund	0.75% on the first $50 million 0.65% on assets over $50 million
Target Capital Appreciation Fund	0.55% on the first $1 billion 0.525% on assets over $1 billion
Target Aggressive Growth Lifestyle Fund	0.10%
Target Moderate Growth Lifestyle Fund	0.10%
Target Conservative Growth Lifestyle Fund	0.10%
Target International Opportunities Fund	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million
Target High Yield Bond Fund	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million
Target Mid Cap Value Fund	0.75% on the first $100 million 0.725% on the next $150 million 0.70% on the next $250 million 0.675% on the next $250 million 0.65% on assets over $750 million
Target U.S. Socially Responsible Fund	0.25% on the first $1 billion 0.24% on assets over $1 billion
Each Acquiring Fund pays VALIC the same annual rates as its respective Target Fund, as listed above.
For its most recent fiscal year, each Target Fund paid VALIC a fee equal to the following percentage of average monthly net assets:
Fund	Fee
Target Small Cap Value Fund	0.67%
Target Capital Appreciation Fund	0.55%
Target Aggressive Growth Lifestyle Fund	0.10%
Target Moderate Growth Lifestyle Fund	0.10%
Target Conservative Growth Lifestyle Fund	0.10%
Target International Opportunities Fund	0.82%
Target High Yield Bond Fund	0.61%
Target Mid Cap Value Fund	0.70%
Target U.S. Socially Responsible Fund	0.25%

As each Acquiring Fund has not commenced operations, it has not paid VALIC investment advisory fees.
Pursuant to Expense Limitation Agreements, VALIC has contractually agreed to reimburse expenses of certain VC I Funds through September 30, 2022 and VC II Funds through December 31, 2022, so that each Fund’s Total Annual Operating Expenses do not exceed the limits set forth below. For the purposes of each Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. Each agreement will be renewed annually for one-year terms unless terminated by the applicable Board prior to any such renewal.
Fund	Maximum Fund Expense
Target Small Cap Value Fund	1.02%
Acquiring Small Cap Value Fund	0.77%
Target Capital Appreciation Fund	0.85%
Acquiring Capital Appreciation Fund	0.60%

Fund	Maximum Fund Expense
Target Aggressive Growth Lifestyle Fund	0.10%
Acquiring Aggressive Growth Lifestyle Fund	0.09%
Target Moderate Growth Lifestyle Fund	0.10%
Acquiring Moderate Growth Lifestyle Fund	0.13%
Target Conservative Growth Lifestyle Fund	0.10%
Acquiring Conservative Growth Lifestyle Fund	0.13%
Target International Opportunities Fund	1.20%
Acquiring International Opportunities Fund	0.95%
Target High Yield Bond Fund	0.93%
Acquiring High Yield Bond Fund	0.68%
Target Mid Cap Value Fund	1.05%
Acquiring Mid Cap Value Fund	0.80%
The terms of each Advisory Agreement and the services provided to each Fund under its Advisory Agreement are substantially similar.
A discussion regarding the basis for the VC I Board of Directors’ approval of the Advisory Agreement for each Acquiring Fund will be available in the first annual or semi-annual report to shareholders of the Acquiring Funds. A discussion regarding the basis for the VC II Board’s approval of the Advisory Agreement for each Target Fund is available in VC II’s most recent annual report to shareholders.
If the shareholders of each Target Fund approve the Reorganization relating to their Target Fund, the respective Combined Fund will be managed by VALIC pursuant to the VC I Advisory Agreement. As discussed above, the services provided to each Fund under the applicable Advisory Agreement are substantially similar.
Service Providers
State Street, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for each Fund. In this capacity, State Street maintains the portfolio securities held by each Fund, administers the purchase and sale of portfolio securities and performs certain other duties.
SunAmerica, located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, serves as the administrator for each Fund.
VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Fund’s transfer and dividend disbursing agent.
PricewaterhouseCoopers LLP (“PwC”), located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Fund’s independent registered public accounting firm. PwC performs an annual audit of each Fund’s financial statements and provides tax advisory services and tax return preparation.
The firm of Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to each Fund and as independent counsel to the Independent Trustees of each Company.
Combined Fund. Each Fund currently uses the same service providers and it is anticipated that each Combined Fund will continue to use such service providers.
Dividends and Capital Gains
Dividends from Net Investment Income. For each Fund, dividends from net investment income are declared and paid annually. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.
Distributions from Capital Gains. When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.
Tax Consequences. As the owner of a Contract, a participant under your employer’s Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.
Purchase, Redemption and Valuation of Shares
Each Company is an open-end fund and may offer shares of its Funds for sale at any time. However, each Company offers shares of its Funds only to registered and unregistered separate accounts (the “Separate Accounts” and each, a “Separate Account”) of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.
Valuation of shares. The net asset value per share for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The net asset value per share for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the applicable Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the applicable Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions. During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.
Buy and Selling Shares. As a participant in a Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up a Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the Separate Account, trustee or custodian to invest your money. The Separate Account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the Separate Account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.
For certain investors, there may be rules or procedures regarding the following:
•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements and
•	any fees applicable to your account.
For more information on such rules or procedures, you should review your Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to Separate Accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of each Company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ Separate Accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, each Company reserves the right to refuse to sell shares of any Fund to any Separate Account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.
Execution of requests. Each Company is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value to be calculated after the request is accepted by the Company. If the order is received by a Company, or the insurance company as its authorized agent, before the Company’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Normally, a Company redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of the Company’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
Frequent Purchases and Redemptions of Shares
The Funds, which are offered only through Contracts, Plans or IRAs, are intended for long-term investment and not as a frequent short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. Each Board has adopted policies and procedures with respect to market timing activity as discussed below. Each Company believes that market timing activity is not in the best interest of the participants of its Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.
If a Fund invests in foreign securities and/or high yield fixed income securities (“junk bonds”), it may be particularly vulnerable to market timing. Market timing in a Fund that invests significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in a Fund that invests significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of the Funds based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by the Fund. One of the objectives of the Companies’ fair value pricing procedures is to minimize the possibilities of this type of market timing.

Shares of the Funds are generally held through insurance company Separate Accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of a Company to monitor transfers made by the participants in Separate Accounts or Plans maintained by financial intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. Each Company’s policy is that its Funds will rely on the Financial Intermediaries to monitor market timing within the Funds to the extent that the Company believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of the Funds.
There is no guarantee that a Company will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not a Company detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which a Company becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. Each Company has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. Each Company reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that the Company determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.
You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by the Companies.
Payments in Connection with Distribution
VALIC, as a life insurance company and as the investment adviser of the Funds, receives revenue sharing payments from certain subadvisers (other than SunAmerica, an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Funds, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by VALIC or the subadvisers.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Purchases and Sales of Portfolio Shares
Shares of a Fund may only be purchased or redeemed through Contracts offered by the separate accounts of VALIC or other participating life insurance companies and through Plans and IRAs. Shares of a Fund may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.
A Fund does not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums. The prospectus (or other offering document) for your Contract contains additional information about purchases and redemptions of a Fund’s shares.
Tax Information
A Fund will not be subject to U.S. federal income tax so long as it qualifies as a regulated investment company and distributes its income and gains each year to its shareholders. However, contractholders may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net income, including taxable annuity payments, if applicable) upon withdrawal from a Contract. Contractholders should consult the prospectus (or other offering document) for the Contract for additional information regarding taxation.
Payments to Broker-Dealers and Other Financial Intermediaries
The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

FINANCIAL HIGHLIGHTS
Financial highlights for each Target Fund may be found in the Target Fund’s Prospectus, Annual Report and Semi-Annual Report, which are available without charge by calling 1-800-448-2542. As each Acquiring Fund is recently organized, there are no financial highlights to report.
INFORMATION ABOUT THE REORGANIZATIONS
General
Under each Reorganization Agreement, the relevant Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of such Acquiring Fund. For more details about the Reorganization Agreements, see Appendix C— “Form of Agreement and Plan of Reorganization.” The shares of the relevant Acquiring Fund issued to a Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Fund of the shares of the respective Acquiring Fund, the Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix C), the Target Fund will be terminated as a series of VC II under Delaware law.
The distribution of Acquiring Fund shares to a Target Fund’s shareholders will be accomplished by crediting Target Fund shareholder accounts with shares of the respective Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Target Fund attributable to such shareholder on that date. See “Terms of the Reorganization Agreement” below.
Accordingly, as a result of a Reorganization, the relevant Target Fund shareholders will own shares of the relevant Acquiring Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Fund shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Fund’s net asset value.
Terms of the Reorganization Agreements
Pursuant to each Reorganization Agreement, an Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of all of the Target Fund’s liabilities and shares of the Acquiring Fund.
On the Closing Date, the relevant Target Fund will transfer to its corresponding Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund.
Each Target Fund expects to distribute the shares of its corresponding Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with applicable state law and the organizational documents of VC II. Thereafter, the relevant Target Fund will be terminated as a series of VC II under Delaware law.
Each of the Funds has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.
Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the relevant Company, on behalf of its Fund(s), are conditioned upon, among other things:
•	the approval of the Reorganization by the Target Fund’s shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•
the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•
the effectiveness under applicable law of the registration statement of the Company of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.
Each Reorganization Agreement may be terminated or amended by the mutual consent of the relevant Company, on behalf of the relevant Fund, either before or after approval thereof by the shareholders of the Target Fund.
The Board unanimously recommends that you vote to approve the Reorganization relating to the relevant Target Fund, as it believes the Reorganization is in the best interests of the Target Fund (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Target Fund will not be diluted as a result of consummation of the proposed Reorganization.
Reasons for the Reorganizations
At the January Board Meeting, the Board, including the Independent Trustees, evaluated each Reorganization independently of the other Reorganizations and approved the applicable Reorganization. At the January Board Meeting, VALIC, in its capacity as the investment adviser to the Funds, proposed the Reorganizations to the Board as part of an effort to optimize the fund line-up in its product offerings, including by considering potential opportunities for consolidation of certain funds that have similar objectives and strategies, and to seek to eliminate certain costs associated with operating two different business entities – VC I and VC II – that are organized under the laws of different states. In approving each Reorganization Agreement, the Board evaluated extensive information that was provided by VALIC about each Fund and the terms of the proposed Reorganization Agreement. The information showed that the Reorganizations are expected to result in operational and administrative efficiencies for the Combined Funds, although no assurance can be given that these efficiencies will be achieved. The Board approved the Reorganizations on the recommendations of VALIC and based on each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have attributed different weights to various factors and assigned different degrees of materiality to various conclusions. The factors considered by the Board with regard to each relevant Reorganization include, but are not limited to, the following:
•
The fact that the investment objective of each Target Fund is identical or substantially identical to that of the applicable Acquiring Fund. The Board considered the principal differences, if any, in investment strategy between each Acquiring Fund and the relevant Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies compared to each Target Fund.
•	The advisory fee rate to be paid by each Combined Fund is the same as the current advisory fee rate paid by each Target Fund.
•
The expectation that each Combined Fund will have gross and net annual operating expenses below those of its corresponding Target Fund and that such lower net total annual operating expenses with respect to (i) a Target Fund (other than a Target Lifestyle Fund) will be due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level (as described below in the subsection entitled “Summary – Fees and Expenses”), and (ii) a Target Lifestyle Fund will be due in part to lower acquired fund fees and expenses fee payable by the Combined Fund, which is expected to be offset in part by 0.10% higher separate account charges for Contract owners at the Contract level (as described below in the subsection entitled “Summary – Fees and Expenses”).

•	Each Target Fund will be the survivor of the applicable Reorganization for accounting and performance purposes.
•
The personnel of VALIC and the applicable Subadviser(s) who will manage each Combined Fund. The Trustees considered that VALIC will continue to serve as the investment adviser of each Combined Fund after the Reorganization, and the Subadviser(s) of the applicable Target Fund will continue to serve as subadviser(s) of the Combined Fund after the Reorganization. The Reorganization is not expected to result in diminution in the level or quality of services that the Target Fund shareholders currently receive. See “Comparison of the Funds—Management of the Funds.”

•
The performance histories of each Target Fund over different time periods. While not predictive of future results, the Board also considered certain data with respect to the performance of each Target Fund as compared to the performance of its relevant peer group.

•
The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganizations, as each Reorganization is expected to be a tax-free transaction.

•
The fact that the aggregate net asset value of the shares that shareholders of each Target Fund will receive in each Reorganization will equal the aggregate net asset value of the shares that shareholders of the respective Target Fund own immediately prior to such Reorganization, and that shareholders of each Target Fund will not be diluted as a result of the respective Reorganization.

•	The terms and conditions of each of the Reorganization Agreements.
•
The fact that VALIC or its affiliates will pay the expenses incurred in connection with the Reorganizations, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization as described in the respective Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The fact that each Acquiring Fund will assume all of the liabilities of its respective Target Fund.
•	The possible alternatives to the Reorganization.
•
Each Reorganization may result in some potential benefits to VALIC, including but not limited to cost savings, resulting from managing one Combined Fund rather than two separate Funds. The Board also considered the Reorganization’s anticipated impact on VALIC’s profitability.

During their consideration of the Reorganizations, the Independent Trustees consulted with counsel to the Independent Trustees in executive session outside the presence of Fund management. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of each relevant Reorganization is in the best interests of the relevant Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. Consequently, they approved the Reorganization Agreements and directed that the Reorganization Agreements be submitted to shareholders of the Target Funds for approval. The Directors of VC I also approved the Reorganization Agreements at the January Board Meeting on behalf of each Acquiring Fund, after concluding that the proposed relevant Reorganization would be in the best interests of the Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization (noting that each Acquiring Fund has been newly created and has no existing shareholders).
The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Material U.S. Federal Income Tax Consequences of the Reorganizations
The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Contracts issued by the respective Life Companies are and remain qualified as annuity contracts. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that the relevant Company, on behalf of each relevant Fund, receive an opinion from Willkie Farr & Gallagher LLP, special tax counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:
•
No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in the subsequent termination of the Target Fund.

•	No gain or loss will be recognized by a shareholder of the Target Fund that exchanges all of its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.
•
The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•
The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•
The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the relevant Acquiring Fund and the relevant Target Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Fund, the respective Acquiring Fund, or the respective shareholders of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Fund at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.
Each Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund and its shareholders.
Effect on Owners of Contracts
Contract owners will not recognize gain or loss as a result of either Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, Contract owners will not be taxed on any distributions paid with respect to either Reorganization.
Effect on the Separate Accounts of the Life Companies and Other Shareholders
The tax impact of any sales of the portfolio securities of a Target Fund prior to a Reorganization will depend on the difference between the price at which such portfolio securities are sold and the Target Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies and other shareholders of the Combined Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies and other shareholders of the Target Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract owners will not be taxed on these distributions. VALIC also has advised that none of the Target Funds or the Combined Funds will dispose of holdings in the Target Funds’ or the Combined Funds’ portfolios to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.
As a result of the Reorganizations, each Acquiring Fund will succeed to tax attributes, including capital loss carryforwards, if any, of the relevant Target Fund. The capital loss carryforwards of the Funds will be available to offset future capital gains recognized by the relevant Combined Fund, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Funds may not be able to use all or a portion of a Fund’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Funds and their respective shareholders post-closing of the Reorganization. As of August 31, 2020, the Target Funds had the following capital loss carryforwards:
Target Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Target Small Cap Value Fund	$839,744	—
Target Capital Appreciation Fund	—	—
Target Aggressive Growth Lifestyle Fund	—	—
Target Moderate Growth Lifestyle Fund	—	—
Target Conservative Growth Lifestyle Fund	—	—
Target International Opportunities Fund	—	—
Target High Yield Bond Fund	$803,393	$12,600,625
Target Mid Cap Value Fund	—	—
Target U.S. Socially Responsible Fund	—	—
The Reorganizations are not expected to result in an ownership change of the Funds. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Fund’s capital loss carryforwards, if any, would be material.
Expenses of the Reorganizations
VALIC or its affiliates will pay the expenses incurred in connection with each Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Boards, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.
All other expenses of each of the Funds shall be paid by the applicable Fund. VALIC has estimated that the brokerage commissions and other transactions costs associated with each Reorganization will be minimal, if any. None of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganizations, except for the estimated broker commissions noted above.
Legal Matters
Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of each Acquiring Fund will be passed on by Willkie Farr & Gallagher LLP and Venable LLP, each special counsel to VC I, respectively, in connection with the Reorganizations.

OTHER INFORMATION
Capitalization
The following tables set forth as of August 31, 2020: (i) the unaudited capitalization of each Target Fund, (ii) the unaudited capitalization of each Acquiring Fund, and (iii) the unaudited pro forma combined capitalization of each Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.
Small Cap Value Fund
	Target Small Cap Value Fund	Acquiring Small Cap Value Fund	Pro Forma Combined Fund
Net Assets:	$302,120,012	—	$302,120,012
Shares Outstanding:	31,777,903	—	31,777,903
Net Assets Per Share:	$9.51	$9.51	$9.51
Capital Appreciation Fund
	Target Capital Appreciation Fund	Acquiring Capital Appreciation Fund	Pro Forma Combined Fund
Net Assets:	$122,454,416	—	$122,454,416
Shares Outstanding:	6,576,075	—	6,576,075
Net Assets Per Share:	$18.62	$18.62	$18.62
Aggressive Growth Lifestyle Fund
	Target Aggressive Growth Lifestyle Fund	Acquiring Aggressive Growth Lifestyle Fund	Pro Forma Combined Fund
Net Assets:	$612,612,540	—	$612,612,540
Shares Outstanding:	59,920,682	—	59,920,682
Net Assets Per Share:	$10.22	$10.22	$10.22
Moderate Growth Lifestyle Fund
	Target Moderate Growth Lifestyle Fund	Acquiring Moderate Growth Lifestyle Fund	Pro Forma Combined Fund
Net Assets:	$1,014,351,172	—	$1,014,351,172
Shares Outstanding:	71,655,846	—	71,655,846
Net Assets Per Share:	$14.16	$14.16	$14.16
Conservative Growth Lifestyle Fund
	Target Conservative Growth Lifestyle Fund	Acquiring Conservative Growth Lifestyle Fund	Pro Forma Combined Fund
Net Assets:	$339,870,258	—	$339,870,258
Shares Outstanding:	27,614,929	—	27,614,929
Net Assets Per Share:	$12.31	$12.31	$12.31

International Opportunities Fund
	Target International Opportunities Fund	Acquiring International Opportunities Fund	Pro Forma Combined Fund
Net Assets:	$610,424,469	—	$610,424,469
Shares Outstanding:	29,447,442	—	29,447,442
Net Assets Per Share:	$20.73	$20.73	$20.73
High Yield Bond Fund
	Target High Yield Bond Fund	Acquiring High Yield Bond Fund	Pro Forma Combined Fund
Net Assets:	$538,715,809	—	$538,715,809
Shares Outstanding:	72,088,161	—	72,088,161
Net Assets Per Share:	$7.47	$7.47	$7.47
Mid Cap Value Fund
	Target Mid Cap Value Fund	Acquiring Mid Cap Value Fund	Pro Forma Combined Fund
Net Assets:	$724,099,584	—	$724,099,584
Shares Outstanding:	47,066,795	—	47,066,795
Net Assets Per Share:	$15.38	$15.38	$15.38
U.S. Socially Responsible Fund
	Target U.S. Socially Responsible Fund	Acquiring U.S. Socially Responsible Fund	Pro Forma Combined Fund
Net Assets:	$745,439,702	—	$745,439,702
Shares Outstanding:	35,642,839	—	35,642,839
Net Assets Per Share:	$20.91	$20.91	$20.91
Shareholder Information
[As of the Record Date, none of the Acquiring Funds has any shares outstanding].
Target Small Cap Value Fund. As of the Record Date, there were [•] shares of the Target Small Cap Value Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target Small Cap Value Fund.] As of the Record Date, no person was known by the Target Small Cap Value Fund to own beneficially or of record 5% or more of the Target Small Cap Value Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]
Target Capital Appreciation Fund. As of the Record Date, there were [•] shares of the Target Capital Appreciation Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target Capital Appreciation Fund.] As of the Record Date, no person was known by the Target Capital Appreciation Fund to own beneficially or of record 5% or more of the Target Capital Appreciation Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]

Target Aggressive Growth Lifestyle Fund. As of the Record Date there were [•] shares of the Target Aggressive Growth Lifestyle Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target Aggressive Growth Lifestyle Fund.] As of the Record Date, no person was known by the Target Aggressive Growth Lifestyle Fund to own beneficially or of record 5% or more of the Target Aggressive Growth Lifestyle Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]
Target Moderate Growth Lifestyle Fund. As of the Record Date, there were [•] shares of the Target Moderate Growth Lifestyle Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target Moderate Growth Lifestyle Fund.] As of the Record Date, no person was known by the Target Moderate Growth Lifestyle Fund to own beneficially or of record 5% or more of the Target Moderate Growth Lifestyle Fund’s shares, except as follows:
Name	Address%
[•]	[•]	[•]
Target Conservative Growth Lifestyle Fund. As of the Record Date, there were [•] shares of the Target Conservative Growth Lifestyle Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target Conservative Growth Lifestyle Fund.] As of the Record Date, no person was known by the Target Conservative Growth Lifestyle Fund to own beneficially or of record 5% or more of the Target Conservative Growth Lifestyle Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]
Target International Opportunities Fund. As of the Record Date, there were [•] shares of the Target International Opportunities Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target International Opportunities Fund.] As of the Record Date, no person was known by the Target International Opportunities Fund to own beneficially or of record 5% or more of the Target International Opportunities Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]
Target High Yield Bond Fund. As of Record Date, there were [•] shares of the Target High Yield Bond Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target High Yield Bond Fund.] As of the Record Date, no person was known by the Target High Yield Bond Fund to own beneficially or of record 5% or more of the Target High Yield Bond Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]
Target Mid Cap Value Fund. As of the Record Date, there were [•] shares of the Target Mid Cap Value Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target Mid Cap Value Fund.] As of the Record Date, no person was known by the Target Mid Cap Value Fund to own beneficially or of record 5% or more of the Target Mid Cap Value Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]

Target U.S. Socially Responsible Fund. As of the Record Date, there were [•] shares of the Target U.S. Socially Responsible Fund outstanding. [As of such date, the Trustees and officers of VC II as a group owned less than 1% of the shares of the Target U.S. Socially Responsible Fund.] As of the Record Date, no person was known by the Target U.S. Socially Responsible Fund to own beneficially or of record 5% or more of the Target U.S. Socially Responsible Fund’s shares, except as follows:
Name	Address	%
[•]	[•]	[•]
Shareholder Rights and Obligations
Each of the Acquiring Funds is a series of VC I, a Maryland corporation, and each of the Target Funds is a series of VC II, a Delaware business trust. For purposes of this section, the Trustees of VC I are referred to herein as “Directors,” where applicable.
Maryland Corporations
VC I is an open-end fund organized as a corporation under the laws of the State of Maryland on December 7, 1984. As a Maryland corporation, VC I is governed by the Maryland General Corporation Law (the “MGCL”), its charter (the “Charter”) and bylaws (the “Bylaws”). VC I is currently authorized to issue 45 separate investment portfolios each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. VC I has an authorized capitalization of 37,250,000,000 billion shares of common stock, $0.01 par value per share, which are authorized to be issued in 45 classes (portfolios) comprising 750 million to 1 billion shares each. The Directors may authorize the creation of additional series or classes of stock in the future. The MGCL and the Charter permit the Board of Directors of VC I to supplement the Charter without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares of any series or class.
Shareholder Voting. Shareholders of VC I are entitled to one vote per share and fractional votes for fractional shares on each matter submitted to a vote at a meeting of shareholders.
Election and Removal of Directors. Shareholders of VC I may elect Directors at any annual meeting of shareholders or at a special meeting of shareholders that is called for the purpose of electing directors. As permitted by the MGCL for an open-end fund, the Bylaws provide that VC I is not required to hold an annual meeting of shareholders in any year in which the election of Directors is not required by the 1940 Act. A special meeting of shareholders may be called to remove a Director upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast on such matter at such meeting. A Director may be removed, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of Directors..
Issuance of Shares. As permitted by the MGCL and the Charter, the Board of Directors of VC I has the power to authorize the issuance of shares of stock. Prior to issuance of shares of each series or class, the Board may, in its sole discretion, set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms or conditions of redemption for each series or class.
Extraordinary Corporate Actions and Charter Amendments. Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless declared advisable by the board of directors and approved by a vote of shareholders. Pursuant to amendments to the MGCL that recently became effective for open-end funds such as VC I, these extraordinary corporate actions and charter amendments can be approved by a majority of the entire board of directors and in the manner required by the 1940 Act. Most charter amendments and many corporate actions do not require shareholder approval under the 1940 Act. Accordingly, the Board of VC I could authorize these corporate actions without shareholder approval.
Shareholder, Director and Officer Liability. Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. Maryland law provides that a director who has met his or her statutory standard of conduct has no liability by reason of being or having been a director. The Charter and Bylaws provide that, to the maximum extent permitted by Maryland law in effect from time to time, VC I shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who is a present or former Director or officer of VC I and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder and the Charter.
Derivative Actions. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.
Delaware Statutory Trusts
VC II is an open-end fund organized as a business trust under the laws of the State of Delaware on May 6, 1998. A Delaware business trust is governed by the Delaware Statutory Trust Act (the “Delaware Act”), its declaration of trust and by-laws (“By-Laws”). VC II is presently authorized to sell 15 series, each of which is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. The Trustees may authorize the creation of additional classes of shares in the future.
Member Voting. Unless otherwise provided in a declaration of trust, the Delaware Act vests the management of a trust in a trustee. The Amended and Restated Agreement and Declaration of Trust (the “Declaration”) of VC II vests management of each series thereof in the Trustees of VC II and provides that each Trustee shall have all powers necessary and desirable to carry out that responsibility, including those specifically set forth in the Declaration.
Under the Declaration, the Trustees may (i) sell, convey, and transfer all or substantially all of the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association, corporation or other entity organized under the laws of any state of the United States, or may transfer such assets to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series), (ii) to the extent permitted by law then in effect merge or consolidate the Trust or any series with any other trust or any corporation, partnership, or association organized under the laws of any state of the United States, or (iii) cause the Trust to convert to a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction all upon such terms and conditions and for such consideration when and as authorized by vote or written consent of a majority of the Trustees and approved by the affirmative vote of the holders of not less than a majority of the shares outstanding and entitled to vote of each series whose assets are affected by such transaction, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than a majority of such shares, and/or by such other vote of any series as may be established by the Certificate of Designation with respect to such series.
Election and Removal of Trustees. The Declaration sets forth the Trustees of the Trust and provides that the Trustees serving as such, whether signatories thereto or thereafter becoming Trustees, may increase (to not more than twelve (12)) or decrease the number of Trustees to a number other than the number theretofore determined by a written instrument signed by a majority of the Trustees (or by an officer of the Trust pursuant to the vote of a majority of the Trustees). Subject to Section 16(a) of the 1940 Act and to the Declaration and to any requirements specified in the By-Laws, the Trustees shall have the power to set and alter the terms of office of the Trustees, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration, to elect their own successors and, pursuant to the Declaration, to appoint Trustees to fill vacancies; provided that Trustees shall be elected by a Majority Shareholder Vote (as defined in the Declaration) at any such time or times as the Trustees shall determine that such action is required under Section 16(a) of the 1940 Act or, if not so required, that such action is advisable; and further provided that, after the initial election of Trustees by the shareholders, the term of office of any incumbent Trustee shall continue until the termination of the Trust or his/her earlier death, resignation, retirement, bankruptcy, adjudicated incompetency or other incapacity or removal, or if not so terminated, until the election of such Trustee’s successor in office has become effective in accordance with the Declaration. For purposes of this paragraph, a “Majority Shareholder Vote” shall mean the vote for the election of such Trustee of a plurality of all outstanding shares of the Trust, without regard to series, represented in person or by proxy and entitled to vote thereon, provided that a quorum (as determined in accordance with the Declaration and By-Laws) is present.
Any Trustee may resign his/her trust or retire as a Trustee, by a written instrument signed by him/her and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument. Any Trustee may be removed: (i) by vote of shareholders holding a majority of the shares of the Trust then outstanding, cast in person or by proxy at any meeting called for the purpose; or (ii) by a written declaration signed by shareholders holding not less than a majority of the shares of the Trust then outstanding.

Issuance of Shares. Under the Declaration, the Trustees are authorized to issue an unlimited number of shares. Shareholders are not entitled to any pre-emptive or other right to subscribe to any additional shares of the Trust or series or any securities issued by the Trust. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of shares of any series shall have the right to convert said shares into shares of one or more other series, that holders of any class of the Trust or a series of shares shall have the right to convert said shares of such class into shares of one or more other classes of the Trust or such series, and that shares of any class of the Trust or a series shall be automatically converted into shares of another class of the Trust or such series, in each case in accordance with such requirements and procedures as the Trustees may establish.
Series. The Declaration provides that the Trustees shall have the authority from time to time to establish and designate one or more separate, distinct and independent series of shares (each of which series shall represent interests only in the asset attributed by the Trustees to such series), and to authorize separate classes of shares of the Trust (or any such series), as they deem necessary or desirable. All shares shall be of one class, provided that the Trustees shall have the power to classify or reclassify any unissued shares of any series into any number of additional classes of such series.
Amendments to the Declaration. Under the Declaration, the provisions of the Declaration (whether or not related to the rights of shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the Trustees (or by an officer of the Trust pursuant to the vote of a majority of the Trustees).
Shareholder, Trustee and Officer Liability. The Declaration provides that the Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other person or persons in connection with the assets or the affairs of the Trust or of any series, and subject to the Declaration, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other person or persons in connection with the assets or affairs of the Trust or of any series, save only for liability to the shareholders or the Trust arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular series, that series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such series, and all persons dealing with the Trust or any series shall be deemed to have agreed that resort shall be had solely to the Trust property of the Trust or the series assets of such series, as the case may be, for the payment or performance thereof.
The Declaration further provides that the Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of the state of Delaware and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the shareholders individually but are binding only upon the assets and property of the Trust, or the particular series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or shareholders or shareholder individually, or to subject the series assets of any series to the obligations of any other series or the Trust generally.
Derivative Actions. Under the Declaration, shareholders shall have power to vote to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series, or the shareholders of any of them (provided, however, that a shareholder of a particular series shall not in any event be entitled to maintain a derivative or class action on behalf of any other series or the shareholders thereof).
The following description of shareholder rights and obligations is applicable to each of VC I and VC II.
Each outstanding share of a Fund has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The manner in which participants vote their units depends on their Contract or Plan. See your Contract prospectus or Plan document for specific details. When a matter comes up for vote, the Separate Account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.
Shareholder Proposals
Neither Maryland law nor Delaware law requires VC I or VC II, respectively, to hold regular, annual shareholder meetings. However, a Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment restrictions; and (c) to fill vacancies on its respective Board if the shareholders have elected less than a majority of the Trustees. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Kathleen D. Fuentes, Vice President and Secretary of VC I and VC II, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the applicable Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.
Solicitation of Proxies
Solicitations of proxies are being made on behalf of each of the Target Funds and the Board of VC II primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about [•]. In addition to the solicitation of proxies by mail, employees of the Target Funds and its affiliates may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The tabulation and solicitation expenses in connection with the Reorganizations along with certain other reorganizations of other VALIC funds being proposed are estimated to be approximately $1,850,000, all of which will be borne by VALIC or its affiliates. VALIC or its affiliates will also bear any additional costs that may be incurred in connection with contacting those shareholders who have not voted in the event of a need for re-solicitation of votes. Currently, if VALIC determines to retain the services of a proxy solicitation firm on behalf of any of the Target Funds, it anticipates retaining Broadridge Financial Solutions, Inc. (“Broadridge”). Any proxy solicitation firm engaged by VALIC, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.
Questions about the proposal should be directed to Broadridge by telephone toll-free at 1-833-670-0699.

VOTING INFORMATION AND REQUIREMENTS
General
This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Fund into its respective Acquiring Fund and the solicitation of proxies by and on behalf of the Board for use at the Special Meeting. The Special Meeting will be held virtually on Tuesday, May 11, 2021 at 4:00 p.m., Eastern Time, or at such later time as is made necessary by adjournment or postponement.
As of the Record Date, the Target Funds had the following shares outstanding:
Target Fund	Shares Outstanding
Target Small Cap Value Fund	[ ]
Target Capital Appreciation Fund	[ ]
Target Aggressive Growth Lifestyle Fund	[ ]
Target Moderate Growth Lifestyle Fund	[ ]
Target Conservative Growth Lifestyle Fund	[ ]
Target International Opportunities Fund	[ ]
Target High Yield Bond Fund	[ ]
Target Mid Cap Value Fund	[ ]
Target U.S. Socially Responsible Fund	[ ]
Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. Shareholders are entitled to one vote for each share or unit held on that date.
Shareholder Approval
Voting Requirements: Approval by each Target Fund of its proposed Reorganization will require the affirmative vote of a majority of the outstanding votes of the Target Fund. Shareholder approval of one Reorganization is not contingent upon shareholder approval of another Reorganization. If a Target Fund’s shareholders fail to approve the applicable proposed Reorganization, the Reorganization will not occur and the Board may consider other alternatives, which may include seeking a merger with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund. The Board has fixed the close of business on February 26, 2021 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.
Quorum Requirements: With respect to each Target Fund, a quorum for the Special Meeting is present if a majority of the outstanding shares entitled to vote at the Special Meeting are present in person (virtually) or by proxy. Abstentions will be treated as present for determining the quorum. Abstentions will not, however, be counted as voting on any matter at the Special Meeting and will have the same effect as a vote against the proposal. As noted above, the Separate Accounts and the Plans own directly nearly all of the outstanding shares of a Target Fund and the Life Companies will vote those shares for which they receive timely voting instructions from shareholders in accordance with those instructions. As a result, a majority of the outstanding shares of a Target Fund will be represented at the Special Meeting and thus a quorum will be present. However, in the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the chairman of the Special Meeting or the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of votes. If submitted to shareholders, any such adjournment will require the affirmative vote of the holders of a majority of those shares voting on the adjournment. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote that have voted in favor of the proposal. They will vote against any such adjournment on behalf of those proxies that have voted against the proposal.
Manner of Voting
Target Fund shareholders may authorize their proxy by returning the enclosed proxy card or provide voting instructions by returning the enclosed voting instruction card, as applicable. Target Fund shareholders may also authorize their proxy or provide voting instructions via telephone or Internet using the instructions provided on the enclosed proxy card or voting instruction card. A proxy may be revoked at any time prior to its exercise at the Special Meeting by written notice to Kathleen D. Fuentes, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the respective proposal.
Pass Through Voting: Shares of the Funds are sold to Separate Accounts and are used as investment options under Contracts and to Plans and IRA custodians.
Contract owners (including participants in a Plan) who select a Fund for investment through a Contract do not invest directly in or hold shares of the Fund. An insurance company that uses the Funds as a funding vehicle, is, in most cases, the legal shareholder of a Fund and has sole voting power with respect to the shares, but generally will pass through any voting rights to Contract owners. Therefore, for Fund shares owned through a Separate Account that is registered with the SEC, a Life Company will request voting instructions from the Contract owner and will vote shares or other interests in the Separate Account as directed by the Contract owner. In the event that any Contract owner fails to provide voting instructions with respect to the Separate Account, the Life Company will vote the shares attributable to that Contract owner for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract owners investing through the same Separate Account, even if only a small number of Contract owners provide voting instructions. The effect of proportional voting is that if a large number of Contract owners fail to give voting instructions, a small number of Contract owners may determine the outcome of the vote.
Shares of the Funds are also sold directly to Plans and to IRA custodians. These shares (owned outside of a Contract) are voted directly. A Plan or IRA custodial account that includes a Fund as an investment option, is, in most cases, the legal shareholder of the Fund and, as such, has sole voting power with respect to the shares, but in most cases will pass through any voting rights to Plan participants or IRA owners who have an interest in the Fund. If proxies for directly held shares are not returned, the shares will not be voted.
Voting by Mail: To vote by mail, you should date and sign the proxy card or voting instruction card, as applicable, included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided. Please mail it early enough to be delivered prior to the Special Meeting.
Voting by Telephone: You may use the automated touch-tone voting method by calling the toll-free number provided on the proxy card or voting instruction card, as applicable. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your proxy card or voting instruction card at hand.
Internet Voting. To vote over the Internet, please log on to the website listed on your proxy card or voting instruction card, as applicable, and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your proxy card or voting instruction card at hand. After logging on, follow the instructions on the screen. If you receive more than one proxy card or voting instruction card, you may vote them during the same session.
Additional Information. Shareholders voting their proxies or providing voting instructions by telephone or Internet need not return their voting proxy card or instruction card by mail.
A person submitting votes by telephone or Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the Internet to submit voting instructions, the shareholder is authorizing Broadridge, a tabulation agent, and its agents, to execute a proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.
Each Target Fund believes that the procedures for authorizing the execution of a proxy by telephone or Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.
You are requested to fill in, sign and return the enclosed proxy card or voting instruction card, as applicable, promptly. No postage is necessary if mailed in the United States.
[•], 2021

APPENDIX A
The below table lists the Acquiring Underlying Funds in which the Lifestyle Funds may invest their assets, along with their investment goals and principal strategies, risks and investment techniques.
VALIC Company I
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Blue Chip Growth Fund	Long-term Capital Growth, and Secondarily Income	Growth	• Management Risk • Equity Securities Risk • Growth Style Risk • Large- and Mid-Cap Companies Risk • Market Risk • Securities Lending Risk • Technology Sector Risk	The Fund pursues long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and mid-cap blue chip growth companies.
Capital Appreciation Fund	Capital appreciation	Growth	• Management risk • Mid-cap company risk • Depositary receipts risk • Equity securities risk • Large-cap company risk • Market risk • Small-cap company risk • Warrant risk • Securities lending risk	The Fund invests in the equity securities of U.S. companies and depositary receipts relating to equity securities. The Subadviser seeks to identify growth opportunities for the Fund.
Capital Conservation Fund	High Total Return	Total Return
• Management Risk
• Call or Prepayment Risk
• Credit Risk
• Currency Risk
• Interest Rate Risk
• Foreign Investment Risk
• Market Risk
• Mortgage- and Asset-Backed Securities Risk
• Risk of Investing in Money Market Securities
• Active Trading Risk
• Securities Lending Risk
• U.S. Government Obligations Risk
The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment.
Core Bond Fund	High total return	Fixed income	• Management risk • Active trading risk • Credit risk • Foreign investment risk • Interest rate risk • Junk bond risk • Market risk • Mortgage-backed securities risk	The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed income securities, including corporate debt securities of

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
• Non-mortgage asset-backed securities risk • Call or prepayment risk • Emerging markets risk • Currency risk • U.S. government obligations risk • Securities lending risk domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association (“GNMA”). Although the Fund invests primarily in medium- to high-quality fixed income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed income securities (often referred to as “junk bonds”), which are considered below investment-grade.

Dividend Value Fund	Capital Growth by Investing in Common Stocks, and Secondarily Income	Value
• Management Risk
• Equity Securities Risk
• Value Style Risk
• Growth Style Risk
• Convertible Securities Risk
• Preferred Stock Risk
• Income Producing Stock Availability Risk
• Large-Cap Companies Risk
• Market Risk
• Mid-Cap Company Risk

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities including common stock, preferred stock and convertible securities. Under normal circumstances, the Fund will invest at

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
• Small-Cap Company Risk • Securities Lending Risk
least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser uses rules-based strategies to select portfolio securities.

Emerging Economies Fund	Capital Appreciation	Emerging Countries
• Management Risk
• Foreign Investment Risk
• Emerging Markets Risk
• Currency Risk
• Geographic Risk
• Equity Securities Risk
• Preferred Stock Risk
• Depositary Receipts Risk
• Large-Cap Companies Risk
• Mid-Cap Company Risk
• Small-Cap Company Risk
• Derivatives Risk
• Hedging Risk
• Market Risk
• Value Style Risk
• Securities Lending Risk

Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets.

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Global Real Estate Fund	High Total Return through Long-Term Growth of Capital and Current Income	Real Estate and Real Estate-Related Securities
• Management Risk
• Real Estate Investments Risk
• REITs Risk
• Equity Securities Risk
• Currency Risk
• Emerging Markets Risk
• Foreign Investment Risk
• Geographic risk
• Market risk
• Mid-cap company risk
• Small-cap company risk
• Synthetic securities risk
• Securities lending risk
The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies.
Government Money Market I Fund	Liquidity, Protection of Capital and Current income through Investments in Short-Term Money Market Instruments	Money Market Instruments	• Credit risk • Interest rate risk • Repurchase agreements risk • U.S. government obligations risk
The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities.

Government Securities Fund	High Current Income and Protection of Capital through Investments in Intermediate and Long-term U.S. Government Debt Securities	U.S. Government Obligations
• U.S. government obligations risk
• Credit risk
• Interest rate risk
• Call or prepayment risk
• Currency risk
• Foreign investment risk
• Market risk
• Mortgage- and Asset-backed securities risk
• Securities lending risk
• Risks of investing in money market securities
• Repurchase agreement risk
The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government sponsored debt securities.

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Growth Fund	Long-Term Capital Growth	Growth
• Index risk
• Failure to Match Index Performance Risk
• Management Risk
• Equity Securities Risk
• Currency Risk
• Foreign Investment Risk
• Depositary Receipts Risk
• Emerging Markets Risk
• Focused Fund Risk
• Growth Style Risk
• Large- and Mid-Cap Company Risk
• Small-Cap Company Risk
• Market Risk
• Price Volatility Risk
• Securities Lending Risk
• Sector Risk

The Fund attempts to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.

High Yield Bond Fund	High total return and income	Fixed income	• Junk bond risk • Management risk • Call or prepayment risk • Credit risk • Foreign investment risk • Interest rate risk • Market risk • Securities lending risk	At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed income

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
			• Currency risk	securities (often referred to as “junk bonds”). The Fund may also invest up to 20% of its net assets in below-investment grade foreign fixed income securities.
Inflation Protected Fund	Maximum Real Return	Inflation-Indexed Fixed Income Securities
• Risks of Investing in Inflation-Indexed Securities
• Risks of Inflation Indexing Methodology
• Interest Rate Risk
• Call or Prepayment Risk
• Credit Risk
• Foreign Investment Risk
• Emerging Markets Risk
• Currency Risk
• Market Risk
• U.S. Government Obligations Risk
• Foreign Sovereign Debt Risk
• Mortgage and Asset-Backed Securities Risk
• Collateralized Loan Obligation Risk
• Derivatives Risk
• Counterparty Risk
• Hedging Risk
• Active Trading Risk
• Securities Lending Risk

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations and in derivative instruments that have economic characteristics similar to such securities.

International Equities Index Fund	Long-Term Growth of Capital through Investments in Equity Securities that, as a group, are Expected to Provide Investment Results Closely Corresponding to the Performance of the MSCI EAFE Index	Index
• Equity Securities Risk
• Index Risk
• Failure to Match Index Performance Risk
• Foreign Investment Risk
• Currency Risk
• Geographic Risk
• Large- and Mid-Cap Companies Risk
• Market Risk
• Securities Lending Risk
The Fund is managed to seek to track the performance of the MSCI EAFE Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S.
International Government Bond Fund	High Current Income through Investments Primarily in Investment	Foreign Government Fixed Income Securities	• Call or Prepayment Risk • Credit Risk • Currency Risk • Derivatives Risk • Hedging Risk	The Fund aims to provide foreign investment opportunities primarily in

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Grade Debt Securities Issued or Guaranteed by Foreign Governments
• Emerging Markets Risk
• Foreign Investment Risk
• Foreign Sovereign Debt Risk
• Interest Rate Risk
• Junk Bond Risk
• Market Risk
• Non-Diversification Risk
• Risks of Investing in Money Market Securities
• U.S. Government Obligations Risk
• Securities Lending Risk
investment grade government and government sponsored debt securities. Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored or guaranteed.
International Growth Fund	Capital Appreciation	International Growth
• Management Risk
• Foreign Investment Risk
• Focused Fund Risk
• Currency Risk
• Depositary Receipts Risk
• Emerging Markets Risk
• Equity Securities Risk
• Large-Cap Companies Risk
• Mid-Cap Company Risk
• Small Cap Company Risk
• Growth Style Risk
• Liquidity Risk
• Market Risk
• Securities Lending Risk

Under normal market conditions, the Fund’s Subadviser seeks to achieve the Fund’s objective by investing primarily in established companies on an international basis, with capitalizations, within the range of companies included in the MSCI ACWI ex USA Index.

International Opportunities Fund	Long-term capital appreciation	International
• Management risk
• Currency risk
• Growth style risk
• Equity securities risk
• Emerging markets risk
• Foreign investment risk
• Depositary receipts risk
• Geographic risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Mid-cap company risk

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States. The Fund may hold foreign currencies and non-dollar denominated foreign securities.

International Value Fund	Long-Term Growth of Capital	International Value	• Management Risk • Equity Securities Risk • Derivatives Risk • Large-Cap Companies Risk • Mid-Cap Company Risk • Small-Cap Company Risk	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of foreign issuers. The Fund may also invest up to 30% of its total

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
• Hedging Risk • Warrant Risk • Emerging Markets Risk • Foreign Investment Risk • Currency Risk • Depository Receipts Risk • Geographic Risk • Market Risk • Value Style Risk • Securities Lending Risk
assets in emerging market equity securities. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs).

Large Cap Core Fund	Capital growth with the potential for current income	Core
• Sector Risk
• Management Risk
• Equity Securities Risk
• Currency Risk
• Foreign Investment Risk
• Growth Stock Risk
• Large-Cap Companies Risk
• Market Risk
• Securities Lending Risk
• Value Style Risk

The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large-cap U.S. companies. The Fund invests in equity securities of U.S. companies that have large market capitalization (generally over $2 billion) that the Subadviser believes are undervalued and have the potential for long-term growth and current income.

Large Capital Growth Fund	Long-Term Growth of Capital	Growth	• Management Risk • Equity Securities Risk • Currency Risk • Focused Fund Risk • Foreign Investment Risk • Large-Cap Companies Risk • Growth Stock Risk • Market Risk
The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.

Mid Cap Index Fund	Growth of Capital through Investments Primarily in a Diversified	Index	• Securities Lending Risk • Index Risk • Failure to Match Index Performance Risk • Equity Securities Risk	The Fund is managed to seek to track the performance of the S&P Mid Cap 400® Index, which

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
	Portfolio of Common Stocks that, as a Group, are Expected to Provide Investment Results Closely Corresponding to the Performance of the S&P Mid Cap 400® Index		• Market Risk • Mid-Cap Company Risk	measures the performance of the mid-capitalization sector of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index.
Mid Cap Strategic Growth Fund	Long-Term Capital Growth	Growth
• Securities Lending Risk
• Management Risk
• Currency Risk
• Equity Securities Risk
• Foreign Investment Risk
• Emerging Markets Risk
• Growth Style Risk
• Market Risk
• Privately Placed Securities Risk
• Mid-Cap Company Risk

The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of U.S. domestic and foreign mid-cap companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks of mid-cap companies.

Mid Cap Value Fund	Capital growth	Value	• Management risk • Value style risk • Equity securities risk • Foreign investment risk • Depositary receipts risk • Market risk • Mid-cap company risk • Securities lending risk
The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. The Subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. The Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.

Nasdaq-100® Index Fund	Long-term capital growth through investments in	Index	• Technology Sector • Equity Securities Risk • Index Risk • Failure to Match Index	The Fund invests in stocks that are included in the Index. The Index

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
	the stocks that are included in the Nasdaq100® Index.		Performance Risk • Derivatives Risk • Market Risk • Non-Diversification Risk • Sector Risk • Securities Lending	represents the largest and most active nonfinancial domestic and international securities listed on The NASDAQ Stock Market, based on market value (capitalization).
Science & Technology Fund	Long-Term Capital Appreciation	Specialty Growth
• Management Risk
• Technology Sector Risk
• Dividend-paying Stocks Risk
• Equity Securities Risk
• Emerging Markets Risk
• Currency Risk
• Foreign Investment Risk
• Geographic Risk
• IPO Risk
• Market Risk
• Sector Risk
• Securities Lending Risk
• Privately Placed Securities Risk
• Mid-Cap Company Risk
• Small-Cap Company Risk
• Active Trading Risk

The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology

Small Cap Aggressive Growth Fund	Capital Growth	Growth	• Small-Cap Company Risk • Management Risk • Active Trading Risk • Currency Risk • Equity Securities Risk • Growth Style Risk • Foreign Investment Risk • Market Risk • Securities Lending Risk
The Fund normally invests at least 80% of its net assets in small-cap companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).

Small Cap Fund	Long-Term Capital Growth by Investing Primarily in the Stocks of Small Companies	Growth and Value	• Small-Cap Company Risk • Management Risk • Equity Securities Risk • Market Risk • Securities Lending Risk • Growth Style risk • Value Style Risk	The Fund normally invests at least 80% of net assets in stocks of small companies. Stock selection may reflect a growth or a value investment approach or a combination of both.

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Index Fund
Growth of Capital through Investment Primarily in a Diversified Portfolio of Common Stocks that, as a Group, the Subadviser Believes May Provide Investment Results Closely Corresponding to the Russell 2000® Index
		Index	• Management Risk • Small-Cap Company Risk • Micro-Cap Company Risk • Equity Securities Risk • Market Risk • Securities Lending Risk • Growth Style Risk • Value Style Risk
The Fund is managed to seek to track the performance of the Russell 2000® Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund invests under normal circumstances at least 80% of net assets in stocks that are in the Index.

Small Cap Special Values Fund	Growth of Capital by Investing Primarily in Common Stocks	Value	• Management Risk • Equity Securities Risk • Small-Cap Company Risk • Value Style Risk • Market Risk • Securities Lending Risk
Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of domestic small-cap companies. The Subadvisers look for significantly undervalued companies that they believe have the potential for above-average appreciation with below-average risk.

Small Cap Value Fund	Maximum long term return	Value	• Management risk • Value style risk • Equity securities risk • Market risk • Small-cap company risk • Securities lending risk
The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies. The Subadvisers will use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Stock Index Fund	Long-Term Capital Growth through Investment in Common Stocks that, as a Group, are Expected to Provide Investment Results closely Corresponding to the Performance of the S&P 500 Index	Index	• Management Risk • Index Risk • Failure to Match Index Performance Risk • Equity Securities Risk • Large-and Mid-Cap Company Risk • Market Risk • Securities Lending Risk
The Fund is managed to seek to track the performance of the S&P 500® Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market. The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.

Systematic Core Fund (formerly, Growth & Income Fund)	Long-Term Growth of Capital	Growth	• Disciplined Strategy Risk • Equity Securities Risk • Factor-Based Investing Risk • Large-Cap Companies Risk • Management Risk • Securities Lending Risk
The Fund seeks to achieve a higher risk-adjusted performance than the Russell 1000® Index over the long term through a proprietary selection process employed by the Fund’s Subadviser. The Subadviser uses a rules-based methodology that emphasizes quantitatively-based stock selection and portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time)
Systematic Value Fund	Total Return through Capital Appreciation and Secondarily, Income	Value
• Management Risk
• Equity Securities Risk
• Preferred Stock Risk
• Convertible Securities Risk
• Warrant Risk
• Large and Mid-Cap Company Risk
• Market Risk
• Value Style Risk
• Quantitative Investing Risk
• Sector Risk
• Active Trading Risk
• Securities Lending Risk

The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

U.S. Socially Responsible Fund	Growth of capital	Specialty Growth	• Equity securities risk • Preferred stock risk • Convertible securities risk • Foreign investment risk • Market risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S.

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
• Social criteria risk • Securities lending risk
companies meeting the Fund’s social criteria. The Fund does not invest in companies that are significantly engaged in:
• the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
• the manufacture or distribution of alcoholic beverages or tobacco products;
• the operation of gambling-related businesses;
• the production of nuclear energy;
•  have a history of poor labor-management relations;
• engage in businesses or have products that have a severely negative impact on the environment;
• have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;
• engage in businesses or have products

Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques

that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and
• have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.

Value Fund	Long-Term Total Return which Consists of Capital Appreciation and Income	Value
• Securities lending risk
• Management risk
• Equity securities risk
• Currency risk
• Foreign investment risk
• Emerging markets risk
• Large- and mid-cap companies risk
• Small-cap company risk
• Market risk
• Value style risk

The Fund attempts to achieve its objective by investing in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples.

APPENDIX B
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Each of VC I and VC II, on behalf of the relevant Fund(s), has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. A change in policy affecting only one Fund may be effected with the approval of a majority of the outstanding shares of such Fund.
In addition, the Funds may have non-fundamental investment restrictions or operating policies which have been approved by the relevant Board. Non-fundamental investment restrictions or operating policies may be changed by the respective Board without shareholder approval. The fundamental and non-fundamental investment restrictions and operating policies of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid investments and borrowings apply at all times. Calculation of each Fund’s total assets for compliance with any of the investment restrictions or any other restrictions will not include cash collateral held in connection with securities lending activities.
In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S&P Stock Guide, Global Industry Classification Standard information obtained from Bloomberg L.P. and Moody’s International, or Barra, and/or the industry classifications set forth in the prospectus of the issuing company of the investment. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.
Fundamental Investment Restrictions
Each of the Target Funds and the Acquiring Funds has the following fundamental investment restrictions:
Borrowing
All Funds: Each Fund may borrow money in amounts up to 33 1/3% of the value of its total assets for temporary or emergency purposes, or as permitted by law. Each Fund may also borrow money for investment purposes, up to the maximum extent permissible under the 1940 Act. A Fund may also obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Fund may pledge, mortgage or hypothecate its assets. This policy shall not prohibit a Fund from engaging in reverse repurchase agreements, dollar rolls, or similar investment strategies described in the Fund’s Prospectus and the Statement of Additional Information, as amended from time to time.
Commodities
All Funds, except the Lifestyle Funds: No Fund may purchase or sell physical commodities except that each Fund (other than the Lifestyle Funds) may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; or (iii) purchase or sell commodity options and futures contracts in accordance with its investment practices and policies.
Explanation: The Lifestyle Funds may not purchase or sell physical commodities.

Concentration
All Funds, except the Lifestyle Funds: Each Fund (other than the Lifestyle Funds) may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
Explanation: With respect to the Lifestyle Funds, each Lifestyle Fund may invest more than 25% of its assets in Funds of VC I.
Diversification
All Funds: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act. The Funds are classified as diversified under the 1940 Act. This means that each Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, (a) with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Issuance of Senior Securities
All Funds: No Fund may issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Lending
All Funds, except the Lifestyle Funds: No Fund may make loans, except that each Fund may, in accordance with its investment practices and policies (i) engage in repurchase agreements; (ii) lend portfolio securities; (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement, including interfund lending, as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, by exemptive relief, or by any SEC staff interpretation of the 1940 Act.
Explanation: The Lifestyle Funds may not engage in lending securities.
Real Estate
All Fund, except the Lifestyle Funds: No Fund may purchase or sell real estate except that each Fund (other than the Lifestyle Funds) may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in the business of real estate.
Explanation: The Lifestyle Funds may not invest in real estate.
Underwriting
All Funds: No Fund may underwrite the securities of other issuers, except as permitted by the Board within applicable law, and except to the extent that in connection with the sale or disposition of its portfolio securities, a Fund may be deemed to be an underwriter.
Non-Fundamental Investment Restrictions
Each of the Target Funds and the Acquiring Funds has the following non-fundamental investment restrictions:
Non-Fundamental Investment Restrictions
Control of Companies
All Funds: Each Fund may not invest in companies for the purpose of exercising management control or influence, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act.

Illiquid Securities
All Funds, except the Lifestyle Funds: Each Fund (other than the Lifestyle Funds) may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. This restriction on illiquid investments is applicable at all times.
Explanation: The Lifestyle Funds may not invest in illiquid securities.
Foreign Securities
To the extent consistent with their respective investment objectives, each of the Funds as noted in the Limitation List below may invest in foreign securities up to the percentage of total assets referenced. American Depositary Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign issuers are not excluded from such percentage limitation for each Fund.
100%	International Opportunities Fund
35%	High Yield Bond Fund
25%	Small Cap Value Fund
20%	Capital Appreciation Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
0%	Lifestyle Funds*
*	Each Lifestyle Fund invests indirectly in equity securities of international companies through its investments in Underlying Funds.
Margin
All Funds: Each Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
Short Sales
All Funds, except the Lifestyle Funds: Each Fund may not sell securities short except to the extent permitted by applicable law.
Explanation: The Lifestyle Funds may not sell securities short.
Investment Companies
All Funds: Each Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. No Fund that is acquired by the Dynamic Allocation Fund, a series of VC I, or by the Lifestyle Funds may acquire any securities of a registered open-end management investment company or of a registered unit investment trust in reliance on Section 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

APPENDIX C
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this   day of   , 2020, among and between VALIC Company I, a Maryland corporation (the “Corporation”), severally and not jointly on behalf of the   (the “Acquiring Fund”) and, VALIC Company II, a Delaware statutory trust (the “Trust”), severally and not jointly on behalf of the   (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, the Variable Annuity Life Insurance Company (“VALIC”). Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the Corporation or Trust, as applicable. Other than the Target Fund and the Acquiring Fund, no other series of either the Corporation or Trust are parties to the Agreement.
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, each of the Corporation and the Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;
WHEREAS, the Corporation, on behalf of the Acquiring Fund, is authorized to issue the Acquiring Fund Shares;
WHEREAS, the Board of Directors of the Corporation has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and
WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Corporation, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities,
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interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).
The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.
1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) and borne by the Variable Annuity Life Insurance Company, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).
1.4 STATE FILINGS. Prior to the Closing Date, the Corporation, on behalf of the Acquiring Fund, shall make any filings with the State of Maryland that are required under the laws of the State of Maryland to be made prior to the Closing Date. Prior to the Closing Date, the Trust, on behalf of the Target Fund, shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made prior to the Closing Date.
1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Corporation of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Corporation shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.
1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Corporation as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Trust on behalf of the Target Fund. The Corporation shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.
1.9 TERMINATION. The Target Fund shall be terminated as a series of the Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the State of Delaware and the federal securities laws.
1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and
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regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.
1.11 ACTION BY CORPORATION OR TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund.
ARTICLE II

VALUATION
2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Corporation’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Corporation’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
ARTICLE III

CLOSING AND CLOSING DATE
3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [ ], 2021, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held virtually.
3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.
3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage
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ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.
3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.
3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.
ARTICLE IV

REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE TRUST AND THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:
(a) The Trust is a trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. The Target Fund has been validly designated as a separate series of the Trust. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.
(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.
(c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Delaware law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage,
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instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.
(f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.
(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(h) The audited financial statements of the Target Fund as of August 31, 2020, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [   ] and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.
(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended August 31, 2020, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.
(j) Since [ ], there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since [   ], there has not been any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund.
(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions)
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and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
(l) The Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares for the Target Fund. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.
(m) At the Closing Date, the Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.
(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(p) The Target Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.
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(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.
(r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [   ], 2021 (or such other date as the parties may agree to in writing).
4.2 REPRESENTATIONS OF THE CORPORATION AND THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:
(a) The Corporation is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund has been validly established as a separate series of the Corporation. The Corporation is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Corporation, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.
(b) The Corporation is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Corporation is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.
(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Corporation and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Corporation and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Corporation and the Target Fund furnished to the Acquiring Fund by the Corporation or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Corporation, on behalf of the Acquiring Fund, will not result in the violation of Maryland law or any provision of the Corporation’s articles of incorporation or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Corporation (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and
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performance of this Agreement by the Corporation, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Corporation (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.
(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Corporation’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Corporation or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(g) The Corporation has authorized shares of common stock allocated to the Acquiring Fund consisting of [   ] shares having a par value of $0.01 per share, of which it is authorized to issue [   ] shares for the Acquiring Fund. All issued and outstanding shares of common stock of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.
(h) The Corporation, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Corporation. This Agreement constitutes a valid and binding obligation of the Corporation and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(i) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.
(j) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(k) The Acquiring Fund is a separate series of the Corporation that is treated as a corporation separate from any and all other series of the Corporation under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.
(l) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Corporation, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Corporation, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.
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(m) The Acquiring Fund was formed for the purpose of effecting the transactions contemplated by this Agreement, and has not commenced investment operations and will not do so until after the Closing Date, and has no assets or liabilities (other than its rights and obligations under this Agreement). Accordingly, the Acquiring Fund does not have any tax attributes immediately before the transaction other than tax attributes, if any, related to a de minimis amount of assets held, if any, to facilitate the organization of the Acquiring Fund. The Acquiring Fund does not have any shareholders, and immediately following the Closing Date, the former shareholders of the Target Fund will own all of the Acquiring Fund’s outstanding shares, provided that the Acquiring Fund may issue nominal Acquiring Fund Shares to VALIC (or an affiliate thereof) for purposes of certain organizational matters only.
ARTICLE V

COVENANTS OF THE CORPORATION, THE ACQUIRING FUND, THE TRUST AND THE TARGET FUND
5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations.
5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Trust.
5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Corporation’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.
5.4 ADDITIONAL INFORMATION. The Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.
5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Trust.
5.8 UNAUDITED FINANCIAL STATEMENTS. The Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the
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date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Trust as complying with the requirements hereof.
5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Corporation, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.
5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, special counsel to each of the Corporation, the Trust and the Funds, will render an opinion on these matters. None of the Corporation, the Acquiring Fund, the Trust or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Corporation, the Acquiring Fund, the Trust and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, special counsel to the Corporation and the Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).
5.11 REASONABLE BEST EFFORTS. Each of the Corporation, the Acquiring Fund, the Trust and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
5.12 AUTHORIZATIONS. The Corporation, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.
5.13 DISTRIBUTION. The Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
5.14 PROXY. The Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.
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ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TARGET FUND
The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Corporation, on behalf of the Acquiring Fund, of all the obligations to be performed by the Corporation, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:
6.1 All representations, covenants and warranties of the Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
6.2 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
(a) The Corporation is registered as an open-end management investment company under the 1940 Act.
(b) Neither the execution, delivery nor performance by the Corporation of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Corporation, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Corporation and the Acquiring Fund.
ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CORPORATION AND THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:
7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Trust.
7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).
7.4 The Corporation shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Corporation and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
(a) The Trust is registered as an open-end management investment company under the 1940 Act.
(b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
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(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Trust and the Target Fund.
7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.
ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE CORPORATION, THE ACQUIRING FUND, THE TRUST AND THE TARGET FUND
If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Corporation, the Acquiring Fund, the Trust or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:
8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust’s declaration of trust and by-laws, applicable Delaware law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, none of the Corporation, the Acquiring Fund, the Trust or the Target Fund may waive the condition set forth in this paragraph 8.1.
8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.
8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Corporation, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.
8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Corporation, the Acquiring Fund, the Trust or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
8.6 The Corporation and the Trust shall have received an opinion of Willkie Farr & Gallagher LLP, special counsel to the Corporation and the Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Trust, on behalf of the Target Fund, by the Corporation, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:
(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the
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Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;
(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund;
(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;
(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;
(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;
(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and
(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.
Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. No opinion will be expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund or any shareholder of the Target Fund with respect to any asset as to which unrealized gain or loss is requested to be recognized for federal income tax purposes at the end of a taxable year or on the termination or transfer thereof under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Corporation, on behalf of the Acquiring Fund, nor the Trust, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.
ARTICLE IX

EXPENSES
Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Corporation, the Acquiring Fund, the Trust and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities in connection with the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.
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ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.
10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.
ARTICLE XI

TERMINATION
11.1 This Agreement may be terminated by the mutual agreement of the Corporation, on behalf of the Acquiring Fund and the Trust, on behalf of the Target Fund. In addition, the Corporation, on behalf of the Acquiring Fund, or the Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:
(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or
(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.
11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Corporation or the Trust, as applicable or the Board of Directors or Board of Trustees, as applicable, or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.
ARTICLE XII

AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Corporation and the Trust as specifically authorized by the Boards of Directors and Trustees; provided, however, that, following the meeting of the Target Fund Shareholders called by the Trust, on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.
ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.
13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
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ARTICLE XIV

NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 2919 Allen Parkway, Houston, Texas 77019, Attention: John Genoy, President, with a copy to SunAmerica Asset Management, LLC, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07331, Attention: Gregory Bressler, General Counsel, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party. Whenever any notice is required or permitted to be given by any provisions of this Agreement, a written waiver of such notice, signed by the party entitled to said notice, or a waiver by electronic transmission by the party entitled to said notice, shall be deemed equivalent to such required or permitted notice.
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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
        , on behalf of its series,
         Fund
By:
Name:
Title:
        , on behalf of its series,
         Fund
By:
Name:
Title:
The Variable Annuity Life Insurance Company,
solely with respect to Article IX
By:
Name:
Title:
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SUBJECT TO COMPLETION, DATED FEBRUARY 5, 2021
VALIC COMPANY I
Small Cap Value Fund
Capital Appreciation Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
International Opportunities Fund
High Yield Bond Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
VALIC COMPANY II
Small Cap Value Fund
Capital Appreciation Fund
Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
International Opportunities Fund
High Yield Bond Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
PART B

STATEMENT OF ADDITIONAL INFORMATION

[•], 2021
This Statement of Additional Information (the “SAI”) relates to the proposed reorganizations (each, a “Reorganization”) of the Small Cap Value Fund, the Capital Appreciation Fund, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, the Conservative Growth Lifestyle Fund, the International Opportunities Fund, the High Yield Bond Fund, the Mid Cap Value Fund and/or the U.S. Socially Responsible Fund, each a series of VALIC Company II (“VC II”) (each, a “Target Fund” and collectively, the “Target Funds”), into corresponding series of VALIC Company I (“VC I”) with the same name (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Target Funds and the Acquiring Funds are collectively referred to as the “Funds” and each, a “Fund.”
This SAI contains information which may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated [•] (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of all of the assets and liabilities of the relevant Target Fund in exchange for shares of the relevant Acquiring Fund. Each Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.
This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to the Acquiring Fund, c/o VALIC Company I, 2919 Allen Parkway, Houston, Texas 77019 or by calling 800.445.7862.
Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS	1
FINANCIAL STATEMENTS	1
SUPPLEMENTAL FINANCIAL INFORMATION	1
i

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS
For each of the Acquiring Funds: Incorporated by reference is the Statement of Additional Information for VC I in the Registration Statement on Form N-1A of VC I dated February 4, 2021, solely as it relates to the Acquiring Funds, as filed with the Securities and Exchange Commission (Securities Act File No. 002-83631)
For the Target Funds: Incorporated by reference is the Statement of Additional Information for VC II in the Registration Statement on Form N-1A of VC II dated January 1, 2021, solely as it relates to the Target Funds, as filed with the Securities and Exchange Commission (Securities Act File No. 333-53589).
FINANCIAL STATEMENTS
Each of the Acquiring Funds is recently organized and, as such, there are no financial statements for the Acquiring Funds. For each of the Target Funds, this SAI incorporates by reference the Annual Report of VC II solely with respect to the Fund for the fiscal year ended August 31, 2020, which has been filed with the SEC. The Annual Report contains historical financial information regarding the relevant Fund(s). The financial statements and the report of the independent registered public accounting firm in the Annual Report of VC II solely with respect to the Target Funds (filed via EDGAR on November 6, 2020, Accession No. 0001193125-20-287671), are each incorporated herein by reference.
SUPPLEMENTAL FINANCIAL INFORMATION
The information under this section is intended to comply with the requirements for voluntary early adoption of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Funds are not included in this SAI.
A table showing the fees of each Acquiring Fund and each Target Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the section entitled “Summary – Fees and Expenses” of the Combined Prospectus/Proxy Statement.
Each Reorganization will not result in a material change to a Target Fund’s investment portfolio due to the investment restrictions of the respective Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.
There are no material differences in accounting policies of each Target Fund as compared to those of the respective Acquiring Fund.
1

PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
Article IX of the Registrant’s Restated Articles
(a) The Corporation shall indemnify or advance any expenses to Directors and officers to the extent permitted or required by Section 2-418 of the Maryland General Corporation Law, provided, however, that the Corporation shall only be required to indemnify or advance expenses to any person pursuant to Section 2-418(j)(3) of the Maryland General Corporation Law to the extent specifically approved by resolution adopted by the Board of Directors.
(b) The indemnification provided hereunder shall continue as to a person who has ceased to be a Director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person.
(c) Nothing contained in this Article shall be construed to protect any Director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office (“Disabling Conduct”). The means for determining whether indemnification shall be made shall be (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of Directors who are neither “interested persons” of the Corporation nor parties to the proceeding (“Disinterested Non-Party Directors”), or (b) an independent legal counsel in a written opinion.
(d) Nothing contained in this Article shall be construed to permit the advancement of legal expenses for the defense of a proceeding brought by the Corporation or its security holders against a Director or officer of the Corporation unless an undertaking is furnished by or on behalf of the Indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, and the Indemnitee complies with at least one of the following conditions: (i) the Indemnitee shall provide a security for his undertaking, (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.
Article XI of the Registrant’s By-laws
To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former Director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a Director or officer of the Corporation and at the request of the Corporation, serves or has served as a Director, officer, partner, trustee, member or manager of another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a Director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article XI shall be subject to applicable requirements of the Investment Company Act and of the charter of the Corporation. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article XI, nor the adoption or amendment of any other provision of the charter of the Corporation or these Bylaws inconsistent with this Article XI, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
Registrant has purchased and maintains liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors’ & Officers’ Professional Liability Insurance Policy of $50 million in the aggregate.
Section 3 of the Investment Advisory Agreement (the “Agreement”) between the Registrant and VALIC provides that VALIC shall not be liable to the Registrant, or to any shareholder of the Registrant, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of VALIC.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
ITEM 16. EXHIBITS
1.	(a)
Articles of Incorporation. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Articles Supplementary to the Articles of Incorporation, effective April 10, 1990. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(c)
Articles Supplementary to the Articles of Incorporation, effective September 28, 1990. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(d)
Amendment One to the Articles of Incorporation, effective October 1, 1991. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(e)
Amendment Two to the Articles of Incorporation, effective May 1, 1992. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(f)
Articles Supplementary to the Articles of Incorporation, effective May 1, 1992. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(g)
Articles Supplementary to the Articles of Incorporation, effective January 20, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(h)
Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(i)
Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(j)
Articles Supplementary to the Articles of Incorporation, effective May 1, 1995. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(k)
Articles of Amendment to the Articles of Incorporation, effective October 1, 1997. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(l)
Restated Articles of Incorporation, effective December 31, 2001. Incorporated herein by reference to Post-Effective Amendment Number 34 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 14, 2002 (Accession No. 0000950129-02-000177).

(m)
Articles of Amendment to the Articles of Incorporation, effective December 31, 2001. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03738).

(n)
Articles Supplementary to Restated Articles of Incorporation, effective September 30, 2004. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 4, 2004 (File No. 2-83631).

(o)
Articles of Amendment to the Articles of Incorporation, effective September 16, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(p)
Articles Supplementary to Restated Articles of Incorporation, effective September 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(q)
Articles of Amendment to the Articles of Incorporation, effective May 8, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(r)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83631).

(s)
Articles of Amendment to the Articles of Incorporation, effective December 7, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(t)
Articles Supplementary to Articles of Incorporation, effective March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(u)
Articles of Amendment to the Articles of Incorporation, effective March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(v)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(w)
Articles of Amendment to the Articles of Incorporation, effective May 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(x)
Articles of Amendment to the Articles of Incorporation, effective June 4, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(y)
Articles Supplementary to Articles of Incorporation, effective August 3, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(z)
Certificate of Correction, effective March 10, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(aa)
Articles of Restatement, effective March 10, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(bb)
Articles of Amendment to the Articles of Restatement, effective September 30, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(cc)
Articles Supplementary to Articles of Restatement, effective August 14, 2012. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(dd)
Articles of Amendment to the Articles of Incorporation, effective June 16, 2014. Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2014 (File No. 2-83631).

(ee)
Form of Articles of Amendment to the Articles of Incorporation, effective September 28, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(ff)
Articles of Amendment to the Articles of Incorporation, effective September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(gg)
Articles of Amendment to the Articles of Incorporation, effective June 4, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(hh)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(ii)
Articles of Amendment to the Articles of Incorporation, effective April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(jj)
Articles Supplementary to the Articles of Incorporation, effective August 4, 2020. Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on August 7, 2020 (File No. 2-83631).

(kk)
Articles Supplementary to the Articles of Incorporation, effective November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 9, 2020 (File No. 2-83631)

2.	(a)
By-Laws as amended and restated, effective October 29, 1991. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Conversation Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Amended and Restated Bylaws, effective July 15, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(c)
Amended and Restated Bylaws, effective January 25, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

3.			None.
4.			Form of Agreement and Plan of Reorganization (included as Appendix C to the Combined Prospectus/Proxy Statement included in this Registration Statement).
5.			None.
6.	(a)	(1)
Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and the Registrant, dated August 29, 2001, as amended on August 2, 2004. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2004 (File No. 2-83631).

(2)
Investment Advisory Agreement between VALIC and the Registrant, dated August 29, 2001, as amended on October 2, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 5, 2005. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on May 26, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 10, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(8)
Amendment No. 7 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 7, 2008 (File No. 2-83631).

(9)
Amendment No. 8 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on August 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(10)
Amendment No. 9 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended October 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(11)
Amendment No. 10 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(12)
Amendment No. 11 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(13)
Amendment No. 12 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(14)
Amendment No. 13 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(15)
Form of Amendment No. 14 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(16)
Schedule A to the Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

(17)
Amendment No. 15 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(18)
Amendment No. 16 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(b)	(1)
Investment Sub-Advisory Agreement between VALIC and PineBridge Investments, LLC (formerly AIG Global Investment Corp.), dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and PineBridge Investments, LLC, dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(c)	(1)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03738).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated December 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated August 10, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(8)
Form of Amendment No. 7 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(9)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., (Index Funds), dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(10)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC, (Index Funds), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(11)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC. (Global Social Awareness Fund and International Equities Index Fund) dated June 16, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(12)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC (International Socially Responsible Fund, International Equities Fund and Growth Fund), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(13)
Amendment No. 8 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(14)
Form of Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(d)	(1)
Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Science & Technology Fund), dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(2)
Amendment No. 3 to the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc., dated August 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(3)
Amendment No. 4 to the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc., dated August 17, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(4)
Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Founders/T. Rowe Small Cap Fund), dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(e)	(1)
Investment Sub-Advisory Agreement between VALIC and Wellington Management Company LLP, dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP, dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP, dated April 23, 2003. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund), dated January 29, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund), dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Value Fund), dated March 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Systematic Value Fund), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(8)
Amendment No. 7 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Inflation Protected Fund), dated September 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020.

(9)
Amendment No. 8 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Mid Cap Value Fund, High Yield Bond Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(f)	(1)
Investment Sub-Sub-Advisory Agreement between VALIC, A I M Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., (Real Estate Fund), dated March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(2)
Assignment and Assumption Agreement by Invesco Advisers, Inc. of the Investment Sub-Advisory Agreement between VALIC and Invesco Aim Capital Management, Inc. and the Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Aim Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., dated December 31, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Advisers, Inc., and Invesco Asset Management Limited (Global Real Estate Fund), dated September 28, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(g)	(1)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (Mid Capital Growth Fund), dated December 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(2)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc., dated January 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (International Growth Fund), dated March 8, 2018. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(h)	(1)
Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth I Fund), dated June 20, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company, dated October 31, 2007. Incorporated herein by reference to the Registrant’s Form N-SAR filed with the Securities and Exchange Commission on November 30, 2012 (File No. 811-03738).

(3)
Form of Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (Large Capital Growth Fund), dated September 16, 2013. Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth Fund), dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Opportunities Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(i)	(1)
Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC (Science & Technology Fund), dated September 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC, dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(3)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC), dated December 7, 2015. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(4)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC), dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(j)	(1)
Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund), dated December 5, 2005. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated January 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1Aregistration statement filed with the Securities and Exchange Commission on September 28, 2020.

(k)
Investment Sub-Advisory Agreement between Bridgeway Capital Management, Inc. (Small Cap Fund) dated October 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(l)	(1)
Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund), dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund), dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Assignment and Assumption Agreement by Wells Capital Management, Incorporated of the Investment Sub-Advisory Agreement between VALIC and Evergreen Investment Management Company, LLC dated April 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(4)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wells Capital Management Incorporated, dated September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(m)	(1)
Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Core Equity Fund) dated March 5, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(2)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Dividend Value Fund), dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Dividend Value Fund), dated August 8, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(4)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(5)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(6)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(n)	(1)
Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Real Estate Fund), dated March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Small-Mid Growth Fund), dated August 19, 2013. Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Small-Mid Growth Fund), dated September 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Systematic Core Fund), dated April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(o)	(1)
Investment Sub-Advisory Agreement between VALIC and RS Investment Management Co., LLC (Small Cap Aggressive Growth Fund), dated August 22, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(2)
Investment Sub-Advisory Agreement between VALIC and Victory Capital Management Inc. (Small Cap Aggressive Growth Fund), dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(p)	(1)
Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Emerging Economies Fund, formerly Global Equity Fund), dated October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Government Securities Fund), dated November 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Growth & Income Fund), dated September 16, 2013. Incorporated herein by reference to the Registrant’s Form N-SAR filed with the Securities and Exchange Commission on January 28, 2014 (File No. 811-03738).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Fund), dated March 7, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Value Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Asset Allocation Fund), dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2021 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Growth Fund), dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(q)
Investment Sub-Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC (Large Cap Core Fund), dated November 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

	(r)	(1)
Form of Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated November 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated December 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(s)
Investment Sub-Advisory Agreement between VALIC and Janus Capital Management LLC (Mid Cap Strategic Growth Fund), dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(t)
Investment Sub-Advisory Agreement between VALIC and Delaware Investments Fund Advisers (International Opportunities Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(u)
Investment Sub-Advisory Agreement between VALIC and Boston Partners Global Investors, Inc. (Mid Cap Value Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(v)
Investment Sub-Advisory Agreement between VALIC and BMO Asset Management Corp. (Capital Appreciation Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

7.	(a)
Distribution Agreement between Registrant and American General Distributors, Inc., dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(b)
Distribution Agreement between Registrant and SunAmerica Capital Services, Inc. dated June 29, 2013. Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

8.			None.
9.	(a)
Custodian Contract between Registrant and State Street Bank and Trust Company, dated May 24, 1990. Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Custodian Fee Schedule between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(c)
Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company, dated October 30, 1995. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(d)
Amendment to Custodian Contract, dated October 18, 2000. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000719423-01-500030).

(e)
Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(f)
Form of Revised Appendix A, effective December 19, 2012, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(g)
Amendment and Revised Fee Schedule, effective November 13, 2013, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(h)
Form of Revised Appendix A to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006, as amended October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(i)
Form of Revised Appendix A to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

10.			None.
11.			Opinion and consent of Venable LLP, special counsel for the Registrant, is filed herewith.
12.			Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, is filed herewith.
13.	(a)	(1)
Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company effective December 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(2)
Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company dated June 9, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Form of Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(4)
Form of Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(5)
Form of Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(b)	(1)
Amended and Restated Transfer Agency and Service Agreement between Registrant and VALIC, dated October 30, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(2)
Master Transfer Agency and Service Agreement between Registrant and VALIC, dated February 15, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(3)
Form of Revised Appendix A, effective December 19, 2012, to the Master Transfer Agency and Service Agreement between Registrant and VALIC, dated February 15, 2009. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(4)
Master Transfer Agency and Service Agreement between Registrant and VALIC Retirement Services Company, dated September 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(c)
Amended and Restated Accounting Services Agreement between Registrant and VALIC effective May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (File No. 2-83631).

(d)	(1)
Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007 (amended Schedule I effective March 10, 2008). Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(2)
Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007 (amended Schedule I effective August 14, 2012). Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Form of Revised Schedule I, effective December 19, 2012, to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007, with Schedule I amended March 10, 2008 and August 14, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(4)
Form of Revised Schedule I, effective October 30, 2020, to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007, with Schedule I amended March 10, 2008, August 14, 2012, December 19, 2012, November 13, 2013 and June 29, 2018. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(5)
Form of Revised Schedule I to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 25, 2021 (File No. 2-83631).

(e)
Remote Access Service Agreement between Registrant and State Street Bank and Trust Company, dated August 18, 2003. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2003 (File No. 2-83631).

(f)	(1)
Amended and Restated Expense Limitation Agreement between Registrant and VALIC effective October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(g)	(1)
Fee Waiver Agreement between Registrant (Health Sciences Fund) and VALIC dated August 17, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(2)
Advisory Fee Waiver Agreement between Registrant (Growth Fund) and VALIC dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(3)
Amended and Restated Advisory Fee Waiver Agreement between Registrant (Growth Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(4)
Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(5)
Amended and Restated Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated September 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(6)
Fee Waiver Agreement between Registrant (Dynamic Allocation Fund) and VALIC dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(7)
Advisory Fee Waiver Agreement between Registrant (Small-Mid Growth Fund) and VALIC dated September 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(8)
Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated March 8, 2018. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(9)
Advisory Fee Waiver Agreement between Registrant (Core Equity Fund) and VALIC dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(10)
Advisory Fee Waiver Agreement between Registrant (International Value Fund) and VALIC dated September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(11)
Advisory Fee Waiver Agreement between Registrant (Dividend Value Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(12)
Advisory Fee Waiver Agreement between Registrant (Systematic Value Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(13)
Advisory Fee Waiver Agreement between Registrant (Global Strategy Fund) and VALIC dated January 29, 2020. Incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 29, 2020 (File No. 2-83631).

(14)
Advisory Fee Waiver Agreement between Registrant (Systematic Core Fund, formerly Growth & Income Fund) and VALIC dated April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(15)
Advisory Fee Waiver Agreement between Registrant (Large Cap Core Fund) and VALIC dated September 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

(16)
Advisory Fee Waiver Agreement between Registrant (Inflation Protected Fund) and VALIC dated September 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

(17)
Advisory Fee Waiver Agreement between Registrant (Asset Allocation Fund) and VALIC dated January 11, 2021. Incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2021 (File No. 2-83631).

14.			Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant, is filed herewith.
15.			None.
16.			Power of Attorney is filed herewith.
17.	(a)	(1)	Forms of Proxy Cards are filed herewith.
		(2)	Forms of Voting Instruction Cards are filed herewith.
		(3)	Forms of Voting Instruction Card/Group Authorization Cards are filed herewith.
		(4)	Forms of Voting Instruction Card/Group Authorization Cards (403(b)) are filed herewith.

ITEM 17. UNDERTAKINGS
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the reorganizations within a reasonably prompt time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City and State of New Jersey, on the 5th day of February, 2021.

VALIC Company I, on behalf of Small Cap Value Fund, Capital Appreciation Fund, Aggressive Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, International Opportunities Fund, Mid Cap Value Fund, High Yield Bond Fund and U.S. Socially Responsible Fund

By:	/s/ John T. Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date
	/s/ John T. Genoy	President (Principal Executive Officer)	February 5, 2021
John T. Genoy

	/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	February 5, 2021
Gregory R. Kingston

	*	Director	February 5, 2021
Thomas J. Brown

	*	Director	February 5, 2021
Judith Craven

	*	Director	February 5, 2021
Yvonne Montgomery Curl

	*	Director	February 5, 2021
Timothy J. Ebner

	*	Director	February 5, 2021
Peter A. Harbeck

	*	Director	February 5, 2021
Kenneth J. Lavery

	*	Director	February 5, 2021
Eric S. Levy

	*	Director	February 5, 2021
John E. Maupin, Jr.

*By:	/s/ Christopher J. Tafone		February 5, 2021
Christopher J. Tafone Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14
Ex. Number	Description
11	Opinion and consent of Venable LLP, special counsel for the Registrant
12	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant
14	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant
16	Power of Attorney
17(a)(1)	Forms of Proxy Cards
17(a)(2)	Forms of Voting Instruction Cards
17(a)(3)	Forms of Voting Instruction Card/Group Authorization Cards
17(a)(4)	Forms of Voting Instruction Card/Group Authorization Cards (403(b))